UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following two semi-annual reports to shareholders, including ten funds, for the period ended October 31, 2023:

•John Hancock ETFs - Multifactor

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

•John Hancock ETFs

John Hancock Corporate Bond ETF

John Hancock International High Dividend ETF

John Hancock Mortgage-Backed Securities ETF

John Hancock Preferred Income ETF

John Hancock U.S. High Dividend ETF

Semiannual report
John Hancock
ETFs
Multifactor
October 31, 2023

A message to shareholders
Dear shareholder,
Stocks posted mixed results for the six months ended October 31, 2023. U.S. equities ended the period with a gain, while global equities declined. In August, a sharp rise in oil prices raised concerns that inflation would reaccelerate. Investors began factoring in a higher for longer interest-rate environment, with reduced expectations for significant rate cuts in 2024. Geopolitical issues, including armed conflict in the Middle East, tensions between China and the West, and the ongoing conflict in Ukraine, also weighed on investors’ mood.
Bond yields rose sharply, putting downward pressure on bond prices, as recent economic and inflation data led to expectations that the central banks would not be lowering short-term interest rates anytime soon.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

2	Multifactor exchange-traded funds (ETFs) at a glance
3	Portfolio summary
8	Your expenses
10	Funds’ investments
50	Financial statements
56	Financial highlights
59	Notes to financial statements
68	Evaluation of advisory and subadvisory agreements by the Board of Trustees
74	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	1

Multifactor exchange-traded funds (ETFs) at a glance
Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules based approach.
STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional’s index construction and semiannual reconstitution.
Market
Equity premium—stocks over bonds
Company size
Small-cap premium—small company stocks over large company stocks
Relative price2
Value premium—value stocks over growth stocks
Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies
To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.
WHY MULTIFACTOR?

Individual factors can be volatile: there’s no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.
1 Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2 Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3 Profitability is a measure of current profitability, based on information from individual companies’ income statements.
2	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Portfolio summary
Multifactor Developed International ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of net assets)
TotalEnergies SE	1.7
Shell PLC	1.5
Novo Nordisk A/S, B Shares	1.5
Nestle SA	1.2
ASML Holding NV	1.1
BP PLC	1.0
Novartis AG	0.9
Wolters Kluwer NV	0.9
Toyota Motor Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.9
TOTAL	11.6
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

Multifactor Emerging Markets ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of total investments)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of total investments)
Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Samsung Electronics Company, Ltd.	3.9
Tencent Holdings, Ltd.	3.3
Alibaba Group Holding, Ltd., ADR	1.6
Reliance Industries, Ltd.	1.4
HDFC Bank, Ltd.	1.3
Alibaba Group Holding, Ltd.	1.0
Infosys, Ltd.	0.9
China Construction Bank Corp., H Shares	0.9
ICICI Bank, Ltd.	0.9
TOTAL	19.3
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
4	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Large Cap ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of net assets)
Microsoft Corp.	4.5
Apple, Inc.	3.9
Amazon.com, Inc.	2.2
Alphabet, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.5
NVIDIA Corp.	1.1
Berkshire Hathaway, Inc., Class B	1.0
UnitedHealth Group, Inc.	0.9
Eli Lilly & Company	0.9
Exxon Mobil Corp.	0.9
TOTAL	18.8
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

Multifactor Mid Cap ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of net assets)
D.R. Horton, Inc.	0.6
United Rentals, Inc.	0.5
W.W. Grainger, Inc.	0.5
Ameriprise Financial, Inc.	0.5
The Hartford Financial Services Group, Inc.	0.5
AMETEK, Inc.	0.5
Diamondback Energy, Inc.	0.4
Fastenal Company	0.4
CDW Corp.	0.4
Lennar Corp., A Shares	0.4
TOTAL	4.7
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
6	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Small Cap ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of net assets)
Capri Holdings, Ltd.	0.6
Crocs, Inc.	0.6
FTI Consulting, Inc.	0.6
Ionis Pharmaceuticals, Inc.	0.6
Selective Insurance Group, Inc.	0.6
Elastic NV	0.5
HealthEquity, Inc.	0.5
Axalta Coating Systems, Ltd.	0.5
Duolingo, Inc.	0.5
Applied Industrial Technologies, Inc.	0.5
TOTAL	5.5
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
Notes about risk
Each fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund’s investment strategy will be successful and there can be no assurance that active trading markets for shares will develop or be maintained by market makers or authorized  participants.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2023, with the same investment held until October 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2023, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2023, with the same investment held until October 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2023	Ending value on 10-31-2023	Expenses paid during 10-31-2023[1]	Annualized expense ratio
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$933.60	$1.90	0.39%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.98	0.39%
Multifactor Emerging Markets ETF
Actual expenses/actual returns	$1,000.00	$963.30	$2.42	0.49%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.49	0.49%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$993.60	$1.45	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$948.70	$2.01	0.41%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.09	0.41%
8	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 5-1-2023	Ending value on 10-31-2023	Expenses paid during 10-31-2023[1]	Annualized expense ratio
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$959.00	$2.07	0.42%
Hypothetical example for comparison purposes	1,000.00	1,023.00	2.14	0.42%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	9

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%		$463,719,372
(Cost $454,568,091)
Australia - 6.9%		32,475,057
Ampol, Ltd.	11,718	236,377
ANZ Group Holdings, Ltd.	69,947	1,094,330
APA Group	86,416	450,846
Aristocrat Leisure, Ltd.	17,115	417,525
ASX, Ltd.	5,493	195,214
Atlas Arteria, Ltd.	24,764	83,257
BHP Group, Ltd.	104,107	2,933,232
BlueScope Steel, Ltd.	47,379	563,963
Brambles, Ltd.	96,505	801,049
carsales.com, Ltd.	15,007	262,531
Cochlear, Ltd.	4,571	697,022
Coles Group, Ltd.	32,005	309,431
Commonwealth Bank of Australia	36,555	2,234,861
Computershare, Ltd.	37,083	582,047
CSL, Ltd.	6,055	890,765
Dexus	29,325	120,315
EBOS Group, Ltd.	2,617	53,261
Endeavour Group, Ltd.	85,733	268,152
Fortescue Metals Group, Ltd.	88,961	1,256,062
Goodman Group	25,745	338,071
IGO, Ltd.	64,926	390,936
Insurance Australia Group, Ltd.	303,830	1,090,737
Macquarie Group, Ltd.	7,534	767,899
Medibank Private, Ltd.	224,152	486,792
Mineral Resources, Ltd.	10,679	390,539
Mirvac Group	97,608	112,477
National Australia Bank, Ltd.	64,923	1,153,023
Northern Star Resources, Ltd.	82,604	611,395
Origin Energy, Ltd.	120,923	699,015
Pilbara Minerals, Ltd. (A)	155,662	361,706
Qantas Airways, Ltd. (B)	36,113	112,267
QBE Insurance Group, Ltd.	45,670	451,089
Ramsay Health Care, Ltd.	13,657	420,932
REA Group, Ltd. (A)	3,639	331,112
Reece, Ltd.	18,303	202,336
Rio Tinto, Ltd.	18,211	1,355,732
Santos, Ltd.	153,902	747,388
Scentre Group	138,245	212,697
SEEK, Ltd.	10,423	136,012
Seven Group Holdings, Ltd.	9,110	160,004
Sonic Healthcare, Ltd.	66,702	1,214,180
South32, Ltd.	107,837	226,680
Stockland	79,131	177,360
Suncorp Group, Ltd.	88,514	749,850
Telstra Group, Ltd.	114,782	276,889
The GPT Group	52,381	120,057
The Lottery Corp., Ltd.	153,123	439,183
TPG Telecom, Ltd.	27,130	88,979
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Transurban Group	38,309	$286,698
Treasury Wine Estates, Ltd.	51,683	395,949
Vicinity, Ltd.	119,023	128,111
Wesfarmers, Ltd.	23,258	743,947
Westpac Banking Corp.	86,077	1,122,693
WiseTech Global, Ltd.	2,035	74,937
Woodside Energy Group, Ltd.	78,668	1,706,444
Woolworths Group, Ltd.	33,216	740,701
Austria - 0.2%		907,691
ANDRITZ AG	2,256	103,491
BAWAG Group AG (B)(C)	843	37,371
Erste Group Bank AG	7,157	255,317
Eurotelesites AG (B)	773	2,598
EVN AG	2,090	56,664
OMV AG	4,380	191,483
Raiffeisen Bank International AG (B)	4,247	61,366
Telekom Austria AG (B)	3,094	21,584
Verbund AG	1,081	93,695
voestalpine AG	3,378	84,122
Belgium - 1.0%		4,889,746
Ackermans & van Haaren NV	2,351	348,646
Ageas SA/NV	24,784	949,892
Anheuser-Busch InBev SA/NV	27,470	1,557,189
D’ieteren Group	505	74,783
Elia Group SA/NV	391	37,051
KBC Group NV	13,295	729,341
Solvay SA	8,117	855,736
UCB SA	1,366	99,713
Umicore SA	5,872	139,340
Warehouses De Pauw CVA	3,978	98,055
Chile - 0.1%		256,581
Antofagasta PLC	15,721	256,581
Denmark - 3.1%		14,797,771
AP Moller - Maersk A/S, Series A	129	210,087
AP Moller - Maersk A/S, Series B	231	383,563
Carlsberg A/S, Class B	6,935	824,970
Coloplast A/S, B Shares	15,285	1,590,981
Danske Bank A/S	46,953	1,098,796
DSV A/S	5,271	785,274
Genmab A/S (B)	4,761	1,341,725
Novo Nordisk A/S, B Shares	72,903	6,989,504
Orsted A/S (C)	5,308	255,427
Vestas Wind Systems A/S (B)	61,099	1,317,444
Finland - 1.3%		6,113,654
Elisa OYJ	10,275	435,296
Fortum OYJ	52,934	626,654
Kesko OYJ, A Shares	8,803	151,482
Kesko OYJ, B Shares	19,122	322,684
10	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Kone OYJ, Class B	11,089	$479,275
Mandatum OYJ (B)	8,919	34,429
Metso Corp.	48,694	427,506
Neste OYJ	11,867	397,752
Nokia OYJ	142,374	472,536
Nordea Bank ABP	121,071	1,271,914
Sampo OYJ, A Shares	8,919	349,850
Stora Enso OYJ, R Shares	58,909	705,172
UPM-Kymmene OYJ	13,076	439,104
France - 12.3%		57,705,550
Air Liquide SA	6,440	1,100,568
Airbus SE	14,185	1,893,384
AXA SA	52,829	1,561,014
BNP Paribas SA	26,826	1,539,397
Capgemini SE	14,166	2,493,081
Cie de Saint-Gobain SA	36,982	2,009,224
Credit Agricole SA	106,237	1,277,664
Danone SA	45,135	2,678,786
Dassault Systemes SE	21,085	865,064
Engie SA	151,961	2,409,984
EssilorLuxottica SA	6,293	1,135,046
Hermes International SCA	698	1,298,208
Kering SA	3,849	1,559,008
Legrand SA	11,836	1,019,368
L’Oreal SA	4,855	2,032,936
LVMH Moet Hennessy Louis Vuitton SE	5,701	4,064,507
Orange SA	313,548	3,682,078
Pernod Ricard SA	12,580	2,227,257
Safran SA	11,079	1,721,678
Sanofi	23,170	2,098,852
Sartorius Stedim Biotech	1,139	212,553
Schneider Electric SE	9,606	1,472,060
Societe Generale SA	60,445	1,350,961
STMicroelectronics NV	85,060	3,234,904
Thales SA	6,433	946,175
TotalEnergies SE	116,808	7,803,051
Vinci SA	36,390	4,018,742
Germany - 7.3%		34,325,307
adidas AG	8,740	1,544,623
Allianz SE	10,111	2,360,830
BASF SE	25,626	1,179,218
Bayer AG	47,374	2,036,021
Bayerische Motoren Werke AG	13,151	1,218,110
Beiersdorf AG	4,442	582,439
Commerzbank AG	37,760	405,110
Continental AG	10,455	678,969
Daimler Truck Holding AG	45,480	1,423,903
Deutsche Bank AG	148,476	1,625,261
Deutsche Boerse AG	5,345	876,828
Deutsche Telekom AG	148,744	3,219,128
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
DHL Group	24,254	$942,397
E.ON SE	106,880	1,267,547
Fresenius Medical Care AG & Company KGaA	9,169	303,542
Fresenius SE & Company KGaA	42,522	1,089,485
Hannover Rueck SE	3,739	823,227
Hapag-Lloyd AG (A)(C)	2,804	403,377
Heidelberg Materials AG	8,354	604,690
Henkel AG & Company KGaA	6,503	410,083
Infineon Technologies AG	23,818	691,700
Mercedes-Benz Group AG	44,627	2,614,673
Merck KGaA	1,525	229,457
MTU Aero Engines AG	812	151,916
Muenchener Rueckversicherungs-Gesellschaft AG	1,910	764,142
RWE AG	25,184	961,762
SAP SE	11,586	1,552,109
Siemens AG	15,188	2,006,072
Siemens Healthineers AG (C)	3,212	157,260
Symrise AG	6,256	636,131
Talanx AG	5,426	340,962
Volkswagen AG	1,766	203,093
Vonovia SE	44,524	1,021,242
Hong Kong - 1.9%		8,723,191
AIA Group, Ltd.	304,924	2,644,109
BOC Hong Kong Holdings, Ltd.	100,295	265,331
Budweiser Brewing Company APAC, Ltd. (C)	21,400	40,696
Chow Tai Fook Jewellery Group, Ltd.	153,200	216,155
CK Asset Holdings, Ltd.	98,469	492,056
CK Hutchison Holdings, Ltd.	73,773	372,891
CK Infrastructure Holdings, Ltd.	45,429	210,465
CLP Holdings, Ltd.	73,571	538,295
Galaxy Entertainment Group, Ltd.	22,641	126,883
Hang Seng Bank, Ltd.	19,489	223,294
Henderson Land Development Company, Ltd.	99,398	259,147
Hong Kong & China Gas Company, Ltd.	125,065	87,110
Link REIT	64,352	295,253
MTR Corp., Ltd.	41,413	154,811
Power Assets Holdings, Ltd.	98,573	471,159
Prudential PLC	28,360	295,198
Sun Hung Kai Properties, Ltd.	41,662	427,823
Swire Pacific, Ltd., Class A	22,000	140,863
Swire Pacific, Ltd., Class B	32,500	33,353
Swire Properties, Ltd.	77,201	149,378
Techtronic Industries Company, Ltd.	100,077	911,930
Wharf Real Estate Investment Company, Ltd.	104,993	366,991
Ireland - 0.7%		3,459,687
AIB Group PLC	63,116	273,125
Experian PLC	28,316	855,908
Flutter Entertainment PLC (B)	2,610	408,160
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Ireland (continued)
James Hardie Industries PLC, CHESS Depositary Interest (B)	24,365	$603,030
Kerry Group PLC, Class A	1,888	145,440
Kingspan Group PLC	4,757	319,187
Smurfit Kappa Group PLC	26,309	854,837
Israel - 0.4%		1,708,454
Azrieli Group, Ltd.	433	18,591
Bank Hapoalim BM	55,088	393,121
Bank Leumi Le-Israel BM	63,679	409,096
CyberArk Software, Ltd. (B)	336	54,983
Elbit Systems, Ltd.	393	72,887
ICL Group, Ltd.	21,439	103,868
Israel Discount Bank, Ltd., Class A	35,084	153,932
Mizrahi Tefahot Bank, Ltd.	7,184	221,972
Nice, Ltd. (B)	653	100,818
Teva Pharmaceutical Industries, Ltd. (B)	16,097	136,120
Wix.com, Ltd. (B)	539	43,066
Italy - 2.3%		10,988,626
Amplifon SpA	8,570	241,318
Assicurazioni Generali SpA	17,164	340,078
Davide Campari-Milano NV	23,450	258,525
Enel SpA	175,484	1,110,693
Eni SpA	118,860	1,938,297
Ferrari NV	3,206	967,486
FinecoBank SpA	39,082	459,157
Infrastrutture Wireless Italiane SpA (C)	13,966	152,344
Intesa Sanpaolo SpA	384,030	997,142
Leonardo SpA	18,199	273,829
Mediobanca Banca di Credito Finanziario SpA (A)	62,667	746,514
Moncler SpA	3,662	189,434
Nexi SpA (B)(C)	7,066	40,899
Poste Italiane SpA (C)	22,197	219,137
PRADA SpA	35,400	212,637
Prysmian SpA	10,503	391,778
Recordati Industria Chimica e Farmaceutica SpA	4,737	218,306
Snam SpA	64,819	296,664
Terna - Rete Elettrica Nazionale	65,044	496,798
UniCredit SpA	52,975	1,322,872
UnipolSai Assicurazioni SpA (A)	48,495	114,718
Japan - 24.0%		112,950,718
Advantest Corp.	22,400	564,271
Aeon Company, Ltd.	18,300	382,687
AGC, Inc.	30,500	1,029,321
Aisin Corp.	15,700	539,281
Ajinomoto Company, Inc.	12,900	466,783
ANA Holdings, Inc. (B)	11,200	218,313
Asahi Group Holdings, Ltd.	9,500	340,995
Asahi Intecc Company, Ltd.	9,900	164,177
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Asahi Kasei Corp.	77,300	$471,318
Asics Corp.	7,400	231,071
Astellas Pharma, Inc.	32,000	401,466
Bandai Namco Holdings, Inc.	15,003	307,401
BayCurrent Consulting, Inc.	7,800	193,603
Bridgestone Corp.	28,900	1,081,424
Canon, Inc.	21,900	513,499
Capcom Company, Ltd.	11,500	367,450
Central Japan Railway Company	22,220	498,261
Chubu Electric Power Company, Inc.	48,300	581,246
Chugai Pharmaceutical Company, Ltd.	13,900	409,350
Concordia Financial Group, Ltd.	78,400	360,564
Dai Nippon Printing Company, Ltd.	19,824	511,684
Daifuku Company, Ltd.	20,800	338,758
Dai-ichi Life Holdings, Inc.	27,700	580,905
Daiichi Sankyo Company, Ltd.	20,000	509,492
Daikin Industries, Ltd.	5,747	820,810
Daito Trust Construction Company, Ltd.	4,286	457,056
Daiwa House Industry Company, Ltd.	30,100	820,250
Daiwa House REIT Investment Corp.	59	104,252
Daiwa Securities Group, Inc.	97,400	555,671
Denso Corp.	40,400	586,746
Dentsu Group, Inc.	18,500	531,381
Disco Corp.	2,994	517,073
East Japan Railway Company	9,000	467,813
Eisai Company, Ltd.	2,772	145,716
ENEOS Holdings, Inc.	299,900	1,104,389
FANUC Corp.	9,950	240,004
Fast Retailing Company, Ltd.	4,257	928,166
Fuji Electric Company, Ltd.	12,193	457,142
FUJIFILM Holdings Corp.	10,100	547,065
Fujitsu, Ltd.	3,700	474,334
GLP J-REIT	101	90,366
GMO Payment Gateway, Inc.	3,000	118,578
Hamamatsu Photonics KK	9,000	330,239
Hankyu Hanshin Holdings, Inc.	21,100	658,587
Hikari Tsushin, Inc.	641	91,508
Hirose Electric Company, Ltd.	1,005	112,481
Hitachi Construction Machinery Company, Ltd.	13,500	343,372
Hitachi, Ltd.	26,500	1,658,295
Honda Motor Company, Ltd.	137,862	1,371,383
Hoshizaki Corp.	4,200	134,449
Hoya Corp.	10,400	984,410
Hulic Company, Ltd.	59,700	542,817
Ibiden Company, Ltd.	7,200	301,464
Idemitsu Kosan Company, Ltd.	21,659	488,970
Iida Group Holdings Company, Ltd.	9,000	138,407
Inpex Corp.	48,200	694,619
Isuzu Motors, Ltd.	84,900	930,876
ITOCHU Corp.	35,700	1,266,573
Japan Airlines Company, Ltd.	14,400	262,812
12	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Japan Exchange Group, Inc.	33,600	$657,712
Japan Metropolitan Fund Investment Corp.	168	108,158
Japan Post Bank Company, Ltd.	21,800	201,453
Japan Post Holdings Company, Ltd.	41,400	364,671
Japan Post Insurance Company, Ltd.	12,900	246,722
Japan Real Estate Investment Corp.	37	137,060
Japan Tobacco, Inc.	36,900	857,902
JFE Holdings, Inc.	73,600	1,013,036
JSR Corp.	8,500	225,570
Kajima Corp.	37,400	612,200
Kao Corp.	5,700	206,780
Kawasaki Kisen Kaisha, Ltd.	9,500	322,615
KDDI Corp.	40,200	1,191,042
Keio Corp.	4,370	128,983
Keisei Electric Railway Company, Ltd.	6,200	231,592
Keyence Corp.	3,670	1,409,162
Kikkoman Corp.	1,500	84,397
Kintetsu Group Holdings Company, Ltd.	7,500	209,928
Kirin Holdings Company, Ltd.	8,000	111,961
Kobe Bussan Company, Ltd. (A)	9,400	232,323
Koei Tecmo Holdings Company, Ltd.	5,800	75,217
Koito Manufacturing Company, Ltd.	11,500	170,057
Komatsu, Ltd.	45,500	1,040,421
Konami Group Corp.	6,700	343,041
Kose Corp.	1,000	65,416
Kubota Corp.	23,400	311,186
Kyocera Corp.	8,500	413,873
Kyowa Kirin Company, Ltd.	6,100	94,977
Lasertec Corp.	2,200	366,146
LY Corp.	52,700	133,033
M3, Inc.	10,200	155,851
Makita Corp.	11,700	298,285
Marubeni Corp.	46,100	662,985
MatsukiyoCocokara & Company	10,200	177,672
Mazda Motor Corp.	76,800	722,131
MEIJI Holdings Company, Ltd.	23,000	564,654
MINEBEA MITSUMI, Inc.	49,800	766,015
MISUMI Group, Inc.	17,600	262,585
Mitsubishi Chemical Group Corp.	187,000	1,047,210
Mitsubishi Corp.	32,800	1,506,316
Mitsubishi Electric Corp.	39,100	433,096
Mitsubishi Estate Company, Ltd.	22,500	284,361
Mitsubishi HC Capital, Inc.	126,000	822,750
Mitsubishi Heavy Industries, Ltd.	9,800	497,749
Mitsubishi Motors Corp.	59,200	188,649
Mitsubishi UFJ Financial Group, Inc.	291,470	2,419,214
Mitsui & Company, Ltd.	36,700	1,312,714
Mitsui Chemicals, Inc.	22,700	564,034
Mitsui Fudosan Company, Ltd.	18,400	394,498
Mitsui O.S.K. Lines, Ltd.	23,500	602,532
Mizuho Financial Group, Inc.	51,800	870,659
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
MonotaRO Company, Ltd.	14,600	$115,734
MS&AD Insurance Group Holdings, Inc.	11,800	427,993
Murata Manufacturing Company, Ltd.	36,300	593,834
NEC Corp.	7,503	356,955
Nexon Company, Ltd.	3,800	68,889
Nidec Corp.	5,200	186,135
Nintendo Company, Ltd.	22,070	906,583
Nippon Building Fund, Inc.	42	168,338
Nippon Express Holdings, Inc.	10,200	519,884
Nippon Paint Holdings Company, Ltd.	10,400	69,153
Nippon Sanso Holdings Corp.	15,800	393,422
Nippon Steel Corp. (A)	41,200	879,253
Nippon Telegraph & Telephone Corp.	894,250	1,043,966
Nippon Yusen KK	27,400	665,257
Nissan Chemical Corp.	8,700	350,137
Nissan Motor Company, Ltd.	70,300	263,384
Nissin Foods Holdings Company, Ltd.	2,316	201,099
Nitori Holdings Company, Ltd.	4,601	498,547
Nitto Denko Corp.	15,694	1,003,434
Nomura Holdings, Inc.	158,600	607,297
Nomura Real Estate Master Fund, Inc.	120	132,246
Nomura Research Institute, Ltd.	10,300	268,237
NTT Data Group Corp.	17,500	213,023
Obayashi Corp.	54,900	466,910
Obic Company, Ltd.	1,400	205,639
Odakyu Electric Railway Company, Ltd.	14,600	206,402
Olympus Corp.	31,600	417,105
Omron Corp.	4,000	141,226
Ono Pharmaceutical Company, Ltd.	7,665	131,668
Oracle Corp. Japan	2,400	169,091
Oriental Land Company, Ltd.	18,100	580,486
ORIX Corp.	33,500	600,565
Osaka Gas Company, Ltd.	36,200	679,325
Otsuka Corp.	7,900	314,185
Otsuka Holdings Company, Ltd.	8,600	286,771
Pan Pacific International Holdings Corp.	23,300	447,169
Panasonic Holdings Corp.	66,404	573,956
Rakuten Group, Inc.	9,300	34,192
Recruit Holdings Company, Ltd.	27,600	789,665
Renesas Electronics Corp. (A)(B)	25,100	324,098
Resona Holdings, Inc.	124,000	657,889
Ricoh Company, Ltd.	39,200	313,843
SBI Holdings, Inc.	23,100	492,216
SCSK Corp.	8,100	137,376
Secom Company, Ltd.	2,261	156,013
Seiko Epson Corp.	44,700	612,893
Sekisui Chemical Company, Ltd.	55,700	755,441
Sekisui House, Ltd.	33,100	642,351
Seven & i Holdings Company, Ltd.	20,700	750,801
SG Holdings Company, Ltd.	19,700	277,331
Shimadzu Corp.	19,800	463,475
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Shimano, Inc.	1,486	$211,501
Shimizu Corp.	49,900	352,887
Shin-Etsu Chemical Company, Ltd.	36,590	1,079,495
Shionogi & Company, Ltd.	3,071	141,682
Shiseido Company, Ltd.	4,877	153,351
SMC Corp.	645	292,506
SoftBank Corp.	57,400	646,221
SoftBank Group Corp.	29,136	1,178,176
Sompo Holdings, Inc.	9,400	403,881
Sony Group Corp.	24,800	2,034,666
Square Enix Holdings Company, Ltd.	4,500	148,569
Subaru Corp.	47,500	802,775
SUMCO Corp.	18,700	238,928
Sumitomo Chemical Company, Ltd.	147,700	372,554
Sumitomo Corp.	29,500	572,391
Sumitomo Electric Industries, Ltd.	50,600	524,226
Sumitomo Metal Mining Company, Ltd.	26,000	723,801
Sumitomo Mitsui Financial Group, Inc.	32,700	1,558,942
Sumitomo Mitsui Trust Holdings, Inc.	18,075	669,555
Sumitomo Realty & Development Company, Ltd.	14,100	349,509
Suntory Beverage & Food, Ltd.	8,200	242,462
Suzuki Motor Corp.	17,900	683,638
Sysmex Corp.	7,448	351,781
T&D Holdings, Inc.	40,900	721,749
Taisei Corp.	16,161	544,125
Takeda Pharmaceutical Company, Ltd.	45,447	1,219,262
TDK Corp.	19,700	722,986
Terumo Corp.	8,500	229,668
The Chiba Bank, Ltd.	55,600	411,002
The Kansai Electric Power Company, Inc.	99,400	1,264,447
TIS, Inc.	13,400	283,582
Tobu Railway Company, Ltd.	8,700	208,186
Toho Company, Ltd.	4,200	142,297
Tokio Marine Holdings, Inc.	52,000	1,147,849
Tokyo Century Corp.	5,400	205,168
Tokyo Electric Power Company Holdings, Inc. (B)	94,700	398,322
Tokyo Electron, Ltd.	9,671	1,261,518
Tokyo Gas Company, Ltd.	59,200	1,320,854
Tokyu Corp.	35,300	396,249
TOPPAN Holdings, Inc.	22,200	506,021
Toray Industries, Inc.	142,400	681,512
TOTO, Ltd.	7,400	177,029
Toyo Suisan Kaisha, Ltd.	1,500	68,936
Toyota Industries Corp.	4,500	328,486
Toyota Motor Corp.	248,340	4,247,090
Toyota Tsusho Corp.	10,900	569,021
Trend Micro, Inc.	9,400	350,192
Unicharm Corp.	10,800	365,194
USS Company, Ltd.	15,900	275,753
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
West Japan Railway Company	14,681	$557,014
Yakult Honsha Company, Ltd.	7,400	173,804
Yamaha Corp.	5,366	140,984
Yamaha Motor Company, Ltd.	45,600	1,095,099
Yamato Holdings Company, Ltd.	13,800	228,170
Yaskawa Electric Corp.	16,300	524,911
Zensho Holdings Company, Ltd.	4,500	235,482
ZOZO, Inc.	10,200	192,389
Luxembourg - 0.2%		1,076,712
ArcelorMittal SA	44,739	987,397
Tenaris SA	5,694	89,315
Macau - 0.0%		83,736
Sands China, Ltd. (B)	31,200	83,736
Netherlands - 4.0%		19,006,395
Adyen NV (B)(C)	295	197,659
Argenx SE (B)	492	230,951
Argenx SE, Additional Offering (B)	21	9,858
ASM International NV	3,119	1,280,800
ASML Holding NV	8,819	5,269,546
Heineken Holding NV	9,481	719,538
Heineken NV	5,444	487,620
ING Groep NV	95,690	1,216,564
Koninklijke Ahold Delhaize NV	29,722	879,652
Koninklijke Philips NV (B)	42,816	810,001
Prosus NV (B)	31,280	873,854
Stellantis NV	131,739	2,450,766
Universal Music Group NV	8,772	214,183
Wolters Kluwer NV	34,104	4,365,403
New Zealand - 0.2%		1,050,743
Auckland International Airport, Ltd.	23,282	99,398
Contact Energy, Ltd.	44,520	201,723
Fisher & Paykel Healthcare Corp., Ltd.	12,210	147,792
Infratil, Ltd.	14,180	80,993
Mainfreight, Ltd.	958	31,895
Mercury NZ, Ltd.	10,455	35,879
Meridian Energy, Ltd.	27,013	75,890
Spark New Zealand, Ltd.	47,379	136,963
Xero, Ltd. (B)	3,556	240,210
Norway - 0.6%		2,784,239
Adevinta ASA (B)	6,406	56,223
Aker ASA, A Shares	703	42,161
Aker BP ASA	17,195	494,223
DNB Bank ASA	24,316	438,144
Equinor ASA	27,009	905,280
Gjensidige Forsikring ASA	2,356	35,282
Kongsberg Gruppen ASA	1,302	53,144
Mowi ASA	5,744	93,217
Norsk Hydro ASA	31,109	177,325
14	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Orkla ASA	9,051	$62,335
Salmar ASA	694	32,850
Schibsted ASA, A Shares	996	19,899
Schibsted ASA, B Shares	1,589	29,443
Telenor ASA	16,205	165,579
Var Energi ASA	4,528	15,252
Yara International ASA	5,016	163,882
Portugal - 0.3%		1,213,502
EDP - Energias de Portugal SA	71,062	298,197
Galp Energia SGPS SA	48,564	729,430
Jeronimo Martins SGPS SA	8,074	185,875
Singapore - 1.6%		7,292,042
CapitaLand Ascendas REIT	77,392	146,870
CapitaLand Integrated Commercial Trust	143,959	184,933
CapitaLand Investment, Ltd.	48,100	103,218
DBS Group Holdings, Ltd.	52,312	1,254,297
Genting Singapore, Ltd.	357,200	224,220
Grab Holdings, Ltd., Class A (B)	33,189	101,890
Great Eastern Holdings, Ltd.	5,700	71,851
Jardine Cycle & Carriage, Ltd.	13,200	271,698
Keppel Corp., Ltd.	113,700	515,366
Keppel REIT	22,740	13,195
Mapletree Logistics Trust	72,800	78,111
Mapletree Pan Asia Commercial Trust	70,400	68,342
Oversea-Chinese Banking Corp., Ltd.	116,668	1,079,778
Sea, Ltd., ADR (B)	3,537	147,493
Seatrium, Ltd. (B)	866,100	70,803
Sembcorp Industries, Ltd.	41,500	139,035
Singapore Airlines, Ltd. (A)	60,200	268,473
Singapore Exchange, Ltd.	73,500	508,044
Singapore Technologies Engineering, Ltd.	106,700	292,830
Singapore Telecommunications, Ltd.	97,600	169,547
United Overseas Bank, Ltd.	73,024	1,440,173
Wilmar International, Ltd.	54,600	141,875
Spain - 3.2%		14,891,731
Aena SME SA (C)	4,810	695,260
Amadeus IT Group SA	13,592	773,218
Banco Bilbao Vizcaya Argentaria SA	295,699	2,319,774
Banco Santander SA (A)	445,805	1,633,234
CaixaBank SA	102,997	417,508
Cellnex Telecom SA (B)(C)	12,305	360,537
EDP Renovaveis SA	2,191	35,178
Endesa SA	22,359	419,848
Ferrovial SE	22,953	689,992
Iberdrola SA	97,931	1,086,887
Industria de Diseno Textil SA (A)	32,798	1,128,426
Naturgy Energy Group SA (A)	7,651	215,926
Repsol SA	180,851	2,642,780
Telefonica SA (A)	641,743	2,473,163
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden - 2.7%		$12,770,537
Alfa Laval AB	3,199	103,249
Assa Abloy AB, B Shares	12,304	261,549
Atlas Copco AB, A Shares	72,449	935,064
Atlas Copco AB, B Shares	40,692	455,446
Axfood AB	5,118	112,963
Beijer Ref AB (A)	13,527	127,974
Boliden AB	20,142	515,149
Castellum AB	24,326	231,989
Epiroc AB, A Shares	17,397	285,729
Epiroc AB, B Shares	9,978	138,159
EQT AB	3,030	55,026
Essity AB, B Shares	12,908	293,798
Evolution AB (C)	3,483	309,218
Fastighets AB Balder, B Shares (B)	17,428	73,611
Getinge AB, B Shares	9,027	161,914
Hennes & Mauritz AB, B Shares	20,213	270,106
Hexagon AB, B Shares	24,198	196,440
Holmen AB, B Shares	6,064	228,337
Husqvarna AB, B Shares (A)	45,981	296,727
Indutrade AB	18,479	326,076
Lifco AB, B Shares	13,477	245,834
Nibe Industrier AB, B Shares	16,041	92,146
Saab AB, B Shares	4,113	210,571
Sagax AB, B Shares	11,909	214,780
Sandvik AB	30,594	519,181
Skandinaviska Enskilda Banken AB, A Shares	35,432	394,195
Skandinaviska Enskilda Banken AB, C Shares (A)	347	3,982
Skanska AB, B Shares	34,795	521,178
SKF AB, B Shares	34,354	553,777
SSAB AB, A Shares	20,052	119,960
SSAB AB, B Shares	46,462	269,141
Svenska Cellulosa AB SCA, B Shares	16,858	230,781
Svenska Handelsbanken AB, A Shares	41,608	353,789
Svenska Handelsbanken AB, B Shares (A)	1,731	17,817
Swedbank AB, A Shares	26,842	439,052
Swedish Orphan Biovitrum AB (B)	9,119	187,234
Tele2 AB, B Shares	50,582	358,291
Telefonaktiebolaget LM Ericsson, B Shares	50,884	227,762
Telia Company AB (A)	64,531	136,367
Trelleborg AB, B Shares	17,529	441,808
Volvo AB, A Shares	14,023	280,393
Volvo AB, B Shares	76,715	1,516,770
Volvo Car AB, B Shares (A)(B)	16,683	57,204
Switzerland - 9.6%		45,318,363
ABB, Ltd.	70,565	2,360,308
Alcon, Inc.	34,244	2,439,092
Chocoladefabriken Lindt & Spruengli AG	7	761,497
Cie Financiere Richemont SA, A Shares	12,418	1,458,694
Coca-Cola HBC AG (B)	9,929	256,871
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
DSM-Firmenich AG	4,987	$451,167
Givaudan SA	362	1,201,297
Glencore PLC	504,454	2,663,681
Holcim, Ltd. (B)	36,921	2,275,182
Kuehne + Nagel International AG	3,588	963,976
Lonza Group AG	1,489	518,340
Nestle SA	53,680	5,784,145
Novartis AG	48,106	4,468,855
Partners Group Holding AG	1,584	1,665,371
Roche Holding AG	13,901	3,572,055
Roche Holding AG, Bearer Shares	943	256,150
Sandoz Group AG (B)	9,621	250,027
Schindler Holding AG	1,129	218,964
Schindler Holding AG, Participation Certificates	2,652	533,868
Sika AG	6,789	1,618,080
Straumann Holding AG	6,578	773,053
Swiss Re AG	24,471	2,665,310
Swisscom AG	3,918	2,342,060
UBS Group AG	85,307	1,989,137
Zurich Insurance Group AG	8,097	3,831,183
United Arab Emirates - 0.0%		1
NMC Health PLC (B)	5,181	1
United Kingdom - 14.6%		68,615,676
3i Group PLC	87,378	2,051,127
Admiral Group PLC	23,449	695,135
Anglo American PLC	34,435	876,025
Ashtead Group PLC	29,329	1,674,119
Associated British Foods PLC	23,509	577,957
AstraZeneca PLC	25,649	3,190,186
Auto Trader Group PLC (C)	64,838	488,745
Aviva PLC	191,293	922,927
BAE Systems PLC	37,586	503,520
Barclays PLC	872,111	1,392,674
BP PLC	760,746	4,639,635
British American Tobacco PLC	46,156	1,374,436
BT Group PLC	916,814	1,254,352
Bunzl PLC	16,092	572,527
Burberry Group PLC	36,507	749,546
Centrica PLC	552,454	1,054,500
CNH Industrial NV	27,265	301,592
Coca-Cola Europacific Partners PLC	14,958	871,164
Compass Group PLC	30,786	774,416
Croda International PLC	6,426	341,380
Diageo PLC	55,182	2,080,465
Entain PLC	28,407	320,713
GSK PLC	83,828	1,482,482
Haleon PLC	182,667	730,360
Halma PLC	17,967	402,248
HSBC Holdings PLC	468,453	3,366,894
Imperial Brands PLC	65,595	1,393,730
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Informa PLC	100,084	$864,216
InterContinental Hotels Group PLC	6,163	434,500
Intertek Group PLC	11,638	539,889
JD Sports Fashion PLC	179,942	278,397
Legal & General Group PLC	419,704	1,076,638
Lloyds Banking Group PLC	1,821,615	882,849
London Stock Exchange Group PLC	8,448	848,801
Melrose Industries PLC	92,530	524,350
Mondi PLC	49,477	797,903
National Grid PLC	100,697	1,195,758
NatWest Group PLC	308,812	667,765
Next PLC	12,422	1,037,658
Ocado Group PLC (B)	13,013	73,474
Pearson PLC	43,468	501,933
Reckitt Benckiser Group PLC	8,783	586,388
RELX PLC	52,733	1,835,200
Rentokil Initial PLC	122,626	620,200
Rio Tinto PLC	27,921	1,780,432
Rolls-Royce Holdings PLC (B)	315,311	824,150
Schroders PLC	66,072	296,086
Segro PLC	33,978	293,892
Severn Trent PLC	19,107	615,804
Shell PLC	218,344	7,011,886
Smith & Nephew PLC	26,581	297,001
Smiths Group PLC	16,843	329,769
Spirax-Sarco Engineering PLC	3,577	355,574
SSE PLC	53,015	1,050,526
Standard Chartered PLC	203,263	1,553,891
Tesco PLC	502,760	1,645,369
The Sage Group PLC	49,217	579,665
Unilever PLC	60,360	2,848,452
United Utilities Group PLC	33,412	430,980
Vodafone Group PLC	841,306	772,808
Whitbread PLC	15,832	639,353
WPP PLC	51,464	441,264
United States - 0.1%		313,662
Carnival PLC (B)	4,322	43,918
Newmont Corp., CHESS Depositary Interest (B)	7,052	269,744

PREFERRED SECURITIES - 0.6%		$2,926,857
(Cost $3,932,943)
Germany - 0.6%		2,926,857
Bayerische Motoren Werke AG	3,081	261,018
Dr. Ing. h.c. F. Porsche AG (C)	1,388	121,096
Henkel AG & Company KGaA	12,002	863,670
Porsche Automobil Holding SE	10,919	486,469
Sartorius AG	1,410	352,025
Volkswagen AG	7,985	842,579

RIGHTS - 0.0%		$0
(Cost $0)
Strabag SE (Expiration Date: 1-1-27) (B)(D)(E)	432	0
16	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.3%		$1,282,555
(Cost $1,282,574)
Short-term funds - 0.3%		1,282,555
John Hancock Collateral Trust, 5.5153% (F)(G)	74,574	745,490

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2868% (F)	537,065	537,065
Total investments (Multifactor Developed International ETF) (Cost $459,783,608) - 99.5%		$467,928,784
Other assets and liabilities, net - 0.5%		2,573,228
Total net assets - 100.0%		$470,502,012

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 10-31-23.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 10-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%		$604,940,006
(Cost $616,482,346)
Brazil - 4.2%		25,639,024
Ambev SA	308,300	786,186
Atacadao SA	36,000	64,033
B3 SA - Brasil Bolsa Balcao	406,100	893,855
Banco Bradesco SA	183,605	447,453
Banco BTG Pactual SA	80,948	475,126
Banco do Brasil SA	122,600	1,175,433
BB Seguridade Participacoes SA	113,600	692,908
Caixa Seguridade Participacoes S/A	42,000	90,113
CCR SA	114,900	272,953
Centrais Eletricas Brasileiras SA	72,837	503,201
Cia de Saneamento Basico do Estado de Sao Paulo	63,500	734,978
Cia Energetica de Minas Gerais	32,289	98,602
Cia Siderurgica Nacional SA	79,600	185,623
Cosan SA	78,700	245,791
CPFL Energia SA	33,500	222,138
Energisa SA	13,400	123,850
Eneva SA (A)	37,600	80,673
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Engie Brasil Energia SA	45,725	$356,334
Equatorial Energia SA	102,246	640,685
Hapvida Participacoes e Investimentos SA (A)(B)	414,107	303,005
Hypera SA	40,000	240,254
JBS SA	173,200	687,923
Klabin SA	100,100	424,775
Localiza Rent a Car SA	84,057	847,904
Magazine Luiza SA (A)	220,428	58,134
Natura & Company Holding SA (A)	103,200	260,916
Neoenergia SA	5,400	18,760
Petroleo Brasileiro SA	586,400	4,400,035
PRIO SA (A)	71,200	673,456
Raia Drogasil SA	187,472	959,107
Rede D’Or Sao Luiz SA (B)	41,836	179,356
Rumo SA	115,190	509,595
Suzano SA	96,265	984,411
Telefonica Brasil SA	66,500	596,562
TIM SA	168,700	507,472
Ultrapar Participacoes SA	21,500	87,185
Vale SA	360,200	4,928,376
Vibra Energia SA	33,400	131,070
WEG SA	114,700	750,793
Chile - 0.4%		2,477,553
Banco de Chile	3,802,621	389,410
Banco de Credito e Inversiones SA	9,664	230,326
Banco Santander Chile	4,656,250	202,346
Cencosud SA	261,283	421,940
Cia Sud Americana de Vapores SA	1,411,811	78,146
Empresas CMPC SA	176,903	315,230
Empresas COPEC SA	39,313	259,416
Enel Americas SA (A)	2,376,555	243,505
Enel Chile SA	3,322,525	196,117
Falabella SA (A)	69,525	141,117
China - 23.3%		143,676,522
360 Security Technology, Inc., Class A (A)	29,700	36,445
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,100	17,254
Agricultural Bank of China, Ltd., H Shares	3,893,000	1,437,872
Aier Eye Hospital Group Company, Ltd., A Shares	87,443	218,784
Alibaba Group Holding, Ltd. (A)	610,100	6,241,662
Alibaba Group Holding, Ltd., ADR (A)	118,111	9,748,882
Aluminum Corp. of China, Ltd., H Shares	796,000	426,251
Anhui Conch Cement Company, Ltd., H Shares	219,500	547,586
Anhui Gujing Distillery Company, Ltd., A Shares	2,700	102,944
Anhui Yingjia Distillery Company, Ltd., Class A	1,800	18,866
ANTA Sports Products, Ltd.	173,200	1,955,655
Baidu, Inc., ADR (A)	30,059	3,156,195
Bank of Beijing Company, Ltd., Class A	151,400	94,339
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Bank of Chengdu Company, Ltd., Class A	15,300	$25,841
Bank of China, Ltd., H Shares	8,497,000	2,975,459
Bank of Communications Company, Ltd., H Shares	2,800,000	1,656,826
Bank of Hangzhou Company, Ltd., A Shares	42,900	62,725
Bank of Jiangsu Company, Ltd., Class A	107,300	101,170
Bank of Nanjing Company, Ltd., Class A	90,400	96,847
Bank of Ningbo Company, Ltd., A Shares	74,515	254,455
Bank of Shanghai Company, Ltd., A Shares	131,400	108,990
Baoshan Iron & Steel Company, Ltd., A Shares	251,900	215,479
Beijing Kingsoft Office Software, Inc., Class A	1,712	67,164
Beijing Tongrentang Company, Ltd., Class A	2,700	18,945
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	11,747
BOE Technology Group Company, Ltd., A Shares	409,400	219,298
BYD Company, Ltd., H Shares	125,500	3,807,696
BYD Electronic International Company, Ltd.	42,500	177,070
Changchun High & New Technology Industry Group, Inc., A Shares	3,000	63,795
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	18,976
China CITIC Bank Corp., Ltd., H Shares	1,744,000	777,875
China Coal Energy Company, Ltd., H Shares	349,000	273,862
China Construction Bank Corp., H Shares	9,571,000	5,430,979
China Eastern Airlines Corp., Ltd., H Shares (A)	210,000	71,927
China Energy Engineering Corp., Ltd., H Shares	730,000	79,301
China Everbright Bank Company, Ltd., H Shares	589,000	167,864
China Galaxy Securities Company, Ltd., H Shares	397,000	202,950
China Hongqiao Group, Ltd. (C)	368,000	344,268
China International Capital Corp., Ltd., H Shares (B)	280,800	447,150
China Jushi Company, Ltd., Class A	37,700	59,604
China Life Insurance Company, Ltd., H Shares	939,000	1,272,065
China Longyuan Power Group Corp., Ltd., H Shares	656,000	555,847
China Mengniu Dairy Company, Ltd. (A)	366,000	1,195,115
China Merchants Bank Company, Ltd., H Shares	418,500	1,593,858
China Merchants Securities Company, Ltd., H Shares (B)	108,940	90,080
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	55,400	83,576
China Minsheng Banking Corp., Ltd., H Shares	1,116,500	370,997
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	23,900	68,257
China Pacific Insurance Group Company, Ltd., H Shares	446,000	1,098,955
China Petroleum & Chemical Corp., H Shares	3,138,000	1,604,171
China Railway Signal & Communication Corp., Ltd., H Shares (B)	62,000	19,413
China Resources Microelectronics, Ltd., Class A	7,254	52,684
China Resources Mixc Lifestyle Services, Ltd. (B)	36,200	141,106
China Shenhua Energy Company, Ltd., H Shares	495,500	1,519,822
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Southern Airlines Company, Ltd., H Shares (A)	166,000	$78,496
China Tourism Group Duty Free Corp., Ltd., A Shares	11,500	148,659
China Tower Corp., Ltd., H Shares (B)	8,266,000	771,181
China Vanke Company, Ltd., H Shares	345,972	323,661
China Zheshang Bank Company, Ltd., H Shares	76,700	19,017
Chongqing Zhifei Biological Products Company, Ltd., A Shares	21,650	185,345
CITIC Securities Company, Ltd., H Shares	182,250	354,503
CITIC, Ltd.	727,000	617,865
CMOC Group, Ltd., H Shares	687,000	409,148
Contemporary Amperex Technology Company, Ltd., A Shares	20,360	516,366
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	48,000	50,794
COSCO SHIPPING Holdings Company, Ltd., H Shares	766,699	778,986
CSC Financial Company, Ltd., H Shares (B)	146,000	131,360
CSPC Pharmaceutical Group, Ltd.	1,899,840	1,658,348
Daqin Railway Company, Ltd., Class A	43,800	43,153
East Money Information Company, Ltd., A Shares	70,506	147,118
ENN Energy Holdings, Ltd.	169,600	1,295,095
ENN Natural Gas Company, Ltd., Class A	5,000	11,793
Eve Energy Company, Ltd., A Shares	13,200	83,730
Everbright Securities Company, Ltd., H Shares (B)	26,600	18,052
Flat Glass Group Company, Ltd., H Shares (C)	48,000	86,006
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,364	104,768
Foxconn Industrial Internet Company, Ltd., Class A	78,300	157,497
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	141,200	643,327
Ganfeng Lithium Group Company, Ltd., H Shares (B)	42,200	151,281
GD Power Development Company, Ltd., Class A	116,600	57,996
GF Securities Company, Ltd., H Shares	211,400	275,037
GigaDevice Semiconductor, Inc., Class A	2,200	32,167
GoerTek, Inc., A Shares	40,100	98,797
Gree Electric Appliances, Inc. of Zhuhai, A Shares	58,400	270,769
Guangdong Haid Group Company, Ltd., A Shares	12,100	74,471
Guangzhou Automobile Group Company, Ltd., H Shares	304,000	142,198
Guangzhou Tinci Materials Technology Company, Ltd., Class A	15,900	60,423
Guosen Securities Company, Ltd., Class A	27,200	35,719
Guotai Junan Securities Company, Ltd., H Shares (B)	153,200	170,927
H World Group, Ltd., ADR (A)	11,160	420,286
Haidilao International Holding, Ltd. (B)	67,000	167,487
18	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Haier Smart Home Company, Ltd., H Shares	439,800	$1,259,045
Hainan Airlines Holding Company, Ltd., Class A (A)	96,400	19,232
Haitong Securities Company, Ltd., H Shares	449,200	257,765
Hangzhou First Applied Material Company, Ltd., Class A	11,548	40,350
Hangzhou Tigermed Consulting Company, Ltd., A Shares	5,200	47,395
Hansoh Pharmaceutical Group Company, Ltd. (B)	140,000	263,732
Henan Shuanghui Investment & Development Company, Ltd., A Shares	21,200	75,928
Hengli Petrochemical Company, Ltd., A Shares (A)	70,300	140,637
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	44,186
Huadong Medicine Company, Ltd., Class A	11,600	68,128
Huaneng Power International, Inc., H Shares (A)	328,000	153,424
Huatai Securities Company, Ltd., H Shares (B)	255,200	333,978
Huaxia Bank Company, Ltd., Class A	91,009	69,642
Huayu Automotive Systems Company, Ltd., Class A	19,800	47,457
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,300	56,638
Hundsun Technologies, Inc., Class A	6,770	28,789
Iflytek Company, Ltd., A Shares	15,000	93,385
Imeik Technology Development Company, Ltd., Class A	1,300	58,560
Industrial & Commercial Bank of China, Ltd., H Shares	7,011,000	3,369,036
Industrial Bank Company, Ltd., A Shares	163,000	335,885
Industrial Securities Company, Ltd., Class A	22,200	18,930
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	336,600	74,513
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	51,300	192,215
JA Solar Technology Company, Ltd., Class A	20,436	62,664
JCET Group Company, Ltd., Class A	7,300	30,724
JD Health International, Inc. (A)(B)	73,100	332,120
JD.com, Inc., ADR	80,844	2,055,054
Jiangsu Eastern Shenghong Company, Ltd., Class A	41,700	60,629
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	8,800	67,701
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	28,651	187,689
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,700	69,547
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	11,290	188,370
Jiangxi Copper Company, Ltd., H Shares	40,000	56,642
KE Holdings, Inc., ADR	64,232	944,853
Kuaishou Technology (A)(B)	99,800	642,196
Kweichow Moutai Company, Ltd., A Shares	6,800	1,565,317
Lenovo Group, Ltd.	1,692,000	1,967,794
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Lens Technology Company, Ltd., A Shares	11,300	$20,166
Li Auto, Inc., Class A (A)	68,000	1,161,925
Li Ning Company, Ltd.	301,000	923,242
Longfor Group Holdings, Ltd. (B)	303,500	441,407
Luxshare Precision Industry Company, Ltd., A Shares	60,300	270,020
Luzhou Laojiao Company, Ltd., A Shares	11,900	348,978
Mango Excellent Media Company, Ltd., A Shares	7,200	24,882
Maxscend Microelectronics Company, Ltd., Class A	1,200	24,711
Meituan, Class B (A)(B)	207,770	2,936,810
Metallurgical Corp. of China, Ltd., H Shares	308,000	61,013
Montage Technology Company, Ltd., Class A	3,406	25,612
Muyuan Foods Company, Ltd., A Shares	24,260	125,177
NARI Technology Company, Ltd., A Shares	50,952	157,004
NAURA Technology Group Company, Ltd., Class A	2,300	80,458
NetEase, Inc., ADR	34,352	3,672,916
New China Life Insurance Company, Ltd., H Shares	149,000	326,389
New Hope Liuhe Company, Ltd., A Shares (A)	27,900	38,735
Ningbo Tuopu Group Company, Ltd., Class A	4,500	39,625
Ningxia Baofeng Energy Group Company, Ltd., Class A	54,900	108,178
NIO, Inc., Class A (A)(C)	160,650	1,188,768
Nongfu Spring Company, Ltd., H Shares (B)	150,800	858,592
Oppein Home Group, Inc., Class A	3,500	41,643
Orient Securities Company, Ltd., H Shares (B)(C)	93,200	43,357
PetroChina Company, Ltd., H Shares	2,844,000	1,853,692
PICC Property & Casualty Company, Ltd., H Shares	1,282,000	1,464,750
Ping An Bank Company, Ltd., A Shares	149,300	213,399
Ping An Insurance Group Company of China, Ltd., H Shares	689,000	3,531,030
Poly Developments and Holdings Group Company, Ltd., A Shares	135,000	203,290
Postal Savings Bank of China Company, Ltd., H Shares (B)	960,000	438,003
Rongsheng Petrochemical Company, Ltd., A Shares	110,250	171,595
SAIC Motor Corp., Ltd., Class A	48,700	96,627
Sanan Optoelectronics Company, Ltd., A Shares	14,900	30,296
Sany Heavy Industry Company, Ltd., A Shares	75,800	149,879
SDIC Power Holdings Company, Ltd., Class A	23,700	39,510
SF Holding Company, Ltd., A Shares	38,200	205,143
Shaanxi Coal Industry Company, Ltd., A Shares	110,100	271,109
Shandong Gold Mining Company, Ltd., H Shares (B)	72,470	136,519
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	23,900	105,063
Shanghai Baosight Software Company, Ltd., Class A	12,020	70,086
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanghai Electric Group Company, Ltd., H Shares (A)	86,000	$18,135
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	57,000	131,416
Shanghai International Airport Company, Ltd., A Shares (A)	17,000	86,439
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,600	45,959
Shanghai Pudong Development Bank Company, Ltd., Class A	223,400	208,194
Shanghai Putailai New Energy Technology Company, Ltd., Class A	12,370	42,258
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	10,145	342,691
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	196,800	36,470
Shenzhen Inovance Technology Company, Ltd., A Shares	16,850	139,164
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	9,300	363,480
Shenzhen Transsion Holdings Company, Ltd., Class A	2,621	48,050
Shenzhou International Group Holdings, Ltd.	151,300	1,484,073
Sichuan Chuantou Energy Company, Ltd., Class A	20,500	41,207
Sichuan Road and Bridge Group Company, Ltd., Class A	40,340	42,500
Silergy Corp.	23,000	203,160
Sinopharm Group Company, Ltd., H Shares	107,600	257,153
Sungrow Power Supply Company, Ltd., A Shares	10,400	119,588
Sunny Optical Technology Group Company, Ltd.	118,900	996,076
TBEA Company, Ltd., Class A	56,930	108,833
TCL Technology Group Corp., A Shares (A)	148,720	79,866
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	21,275	53,666
Tencent Holdings, Ltd.	545,900	20,176,658
Tencent Music Entertainment Group, ADR (A)	62,455	453,423
The People’s Insurance Company Group of China, Ltd., H Shares	1,084,000	357,427
Tianqi Lithium Corp., H Shares (C)	7,200	38,831
Tingyi Cayman Islands Holding Corp.	324,000	429,814
Tongwei Company, Ltd., A Shares	52,200	194,731
Trina Solar Company, Ltd., Class A	5,955	24,306
Trip.com Group, Ltd., ADR (A)	63,717	2,166,378
Tsingtao Brewery Company, Ltd., H Shares	52,000	394,090
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	5,819	59,875
Unisplendour Corp., Ltd., Class A (A)	12,300	32,960
Vipshop Holdings, Ltd., ADR (A)	12,642	180,275
Wanhua Chemical Group Company, Ltd., A Shares	24,600	298,504
Weichai Power Company, Ltd., H Shares	371,000	554,750
Wens Foodstuffs Group Company, Ltd., Class A	32,000	82,207
Will Semiconductor Company, Ltd., A Shares	6,915	104,234
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Wingtech Technology Company, Ltd., A Shares (A)	9,300	$63,249
Wuliangye Yibin Company, Ltd., A Shares	26,000	554,242
WuXi AppTec Company, Ltd., H Shares (B)(C)	46,680	560,785
WuXi Biologics Cayman, Inc. (A)(B)	262,000	1,627,329
XCMG Construction Machinery Company, Ltd., Class A	45,800	35,861
Xinyi Solar Holdings, Ltd.	866,006	509,116
XPeng, Inc., Class A (A)(C)	97,300	718,751
Yankuang Energy Group Company, Ltd., H Shares (C)	436,000	757,815
Yonyou Network Technology Company, Ltd., A Shares	17,600	39,370
Yum China Holdings, Inc.	87,823	4,615,977
Yunnan Baiyao Group Company, Ltd., A Shares	12,440	86,440
Yunnan Energy New Material Company, Ltd., A Shares	7,600	69,581
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	6,300	215,392
Zhejiang Chint Electrics Company, Ltd., Class A	23,400	73,831
Zhejiang Dahua Technology Company, Ltd., Class A	9,600	26,761
Zhejiang Huayou Cobalt Company, Ltd., A Shares	16,260	81,743
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	10,300	61,211
Zhongji Innolight Company, Ltd., Class A	1,400	16,787
Zhongsheng Group Holdings, Ltd.	92,500	213,263
Zijin Mining Group Company, Ltd., H Shares	1,260,000	1,958,132
ZTO Express Cayman, Inc., ADR	77,027	1,815,526
Hong Kong - 0.9%		5,340,244
China Resources Beer Holdings Company, Ltd.	272,000	1,439,153
China Resources Land, Ltd.	498,000	1,864,811
China Resources Power Holdings Company, Ltd.	266,000	515,369
Geely Automobile Holdings, Ltd.	936,000	1,061,054
Orient Overseas International, Ltd.	18,000	226,938
Want Want China Holdings, Ltd.	375,000	232,919
India - 20.7%		127,708,544
3M India, Ltd.	144	51,591
ABB India, Ltd.	3,729	184,213
Aditya Birla Capital, Ltd. (A)	42,716	88,373
AIA Engineering, Ltd.	897	37,977
Alkem Laboratories, Ltd.	4,124	184,260
APL Apollo Tubes, Ltd.	9,902	186,578
Apollo Hospitals Enterprise, Ltd.	13,062	759,634
Ashok Leyland, Ltd.	161,358	325,105
Asian Paints, Ltd.	53,736	1,935,584
Astral, Ltd.	14,143	314,765
AU Small Finance Bank, Ltd. (B)	34,515	277,646
Aurobindo Pharma, Ltd.	16,502	168,253
Avenue Supermarts, Ltd. (A)(B)	10,306	449,647
Axis Bank, Ltd.	297,554	3,503,978
20	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Bajaj Auto, Ltd.	7,243	$462,807
Bajaj Finance, Ltd.	21,392	1,925,810
Bajaj Finserv, Ltd.	26,910	506,970
Bajaj Holdings & Investment, Ltd.	5,056	419,619
Balkrishna Industries, Ltd.	10,149	311,374
Bandhan Bank, Ltd. (B)	134,251	345,227
Bank of Baroda	128,430	302,338
Bank of India	40,390	46,401
Berger Paints India, Ltd.	45,122	302,597
Bharat Electronics, Ltd.	630,602	1,011,129
Bharat Forge, Ltd.	12,762	156,883
Bharat Heavy Electricals, Ltd.	58,065	84,212
Bharat Petroleum Corp., Ltd.	179,180	752,800
Bharti Airtel, Ltd.	275,708	3,026,840
Bosch, Ltd.	871	203,997
Britannia Industries, Ltd.	15,591	829,195
Canara Bank	38,221	176,051
CG Power & Industrial Solutions, Ltd.	50,214	234,730
Cholamandalam Investment and Finance Company, Ltd.	68,119	933,357
Cipla, Ltd.	103,634	1,497,525
Coal India, Ltd.	435,542	1,642,592
Colgate-Palmolive India, Ltd.	17,559	445,625
Container Corp. of India, Ltd.	30,892	255,366
Cummins India, Ltd.	5,824	117,587
Dabur India, Ltd.	107,242	681,124
Dalmia Bharat, Ltd.	4,411	111,503
Divi’s Laboratories, Ltd.	13,440	548,036
DLF, Ltd.	86,202	582,385
Dr. Reddy’s Laboratories, Ltd.	24,955	1,607,742
Eicher Motors, Ltd.	14,439	571,603
Escorts Kubota, Ltd.	1,532	57,777
Federal Bank, Ltd.	98,865	166,954
GAIL India, Ltd.	472,771	680,548
GMR Airports Infrastructure, Ltd. (A)	93,744	61,476
Godrej Consumer Products, Ltd. (A)	39,866	475,421
Godrej Properties, Ltd. (A)	9,561	190,729
Grasim Industries, Ltd.	53,869	1,222,067
Gujarat Fluorochemicals, Ltd.	1,978	65,784
Gujarat Gas, Ltd.	23,981	118,063
Havells India, Ltd.	40,823	612,403
HCL Technologies, Ltd.	132,336	2,027,349
HDFC Asset Management Company, Ltd. (B)	9,487	312,212
HDFC Bank, Ltd.	470,027	8,326,931
HDFC Life Insurance Company, Ltd. (B)	65,179	486,071
Hero MotoCorp, Ltd.	30,422	1,129,789
Hindalco Industries, Ltd.	269,196	1,487,455
Hindustan Aeronautics, Ltd.	30,628	671,354
Hindustan Petroleum Corp., Ltd. (A)	34,080	101,431
Hindustan Unilever, Ltd.	97,077	2,896,263
ICICI Bank, Ltd.	488,428	5,375,370
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
ICICI Lombard General Insurance Company, Ltd. (B)	24,344	$403,249
ICICI Prudential Life Insurance Company, Ltd. (B)	31,745	201,069
IDFC First Bank, Ltd. (A)	185,382	184,361
Indian Bank	13,601	68,447
Indian Oil Corp., Ltd.	873,996	944,761
Indian Railway Catering & Tourism Corp., Ltd.	18,978	151,751
Indus Towers, Ltd. (A)	220,444	457,787
IndusInd Bank, Ltd.	44,624	772,329
Info Edge India, Ltd.	6,939	341,705
Infosys, Ltd.	341,540	5,620,973
InterGlobe Aviation, Ltd. (A)(B)	8,917	263,466
ITC, Ltd.	375,104	1,930,287
Jindal Stainless, Ltd.	18,842	100,480
Jindal Steel & Power, Ltd.	73,734	561,294
JSW Energy, Ltd.	45,503	210,412
JSW Steel, Ltd.	115,286	1,018,564
Kotak Mahindra Bank, Ltd.	93,017	1,939,466
L&T Technology Services, Ltd. (B)	3,214	161,359
Larsen & Toubro, Ltd.	77,907	2,735,114
Linde India, Ltd.	584	41,980
LTIMindtree, Ltd. (B)	8,506	517,253
Lupin, Ltd.	13,356	180,556
Macrotech Developers, Ltd. (B)	8,008	75,647
Mahindra & Mahindra Financial Services, Ltd.	33,152	97,873
Mahindra & Mahindra, Ltd.	148,044	2,603,167
Marico, Ltd.	83,724	538,090
Maruti Suzuki India, Ltd.	9,041	1,128,242
Max Healthcare Institute, Ltd.	41,297	284,213
Mphasis, Ltd.	8,888	226,527
MRF, Ltd.	233	303,638
Muthoot Finance, Ltd.	27,128	425,857
Nestle India, Ltd.	4,528	1,318,970
NHPC, Ltd.	261,637	158,851
NMDC, Ltd.	206,486	382,300
NTPC, Ltd.	925,669	2,626,622
Oberoi Realty, Ltd.	9,097	124,127
Oil & Natural Gas Corp., Ltd.	718,614	1,604,952
Oracle Financial Services Software, Ltd.	956	44,459
Page Industries, Ltd.	561	254,038
PB Fintech, Ltd. (A)	4,939	41,525
Persistent Systems, Ltd.	3,790	279,955
Petronet LNG, Ltd.	183,222	437,926
PI Industries, Ltd.	6,320	257,556
Pidilite Industries, Ltd.	20,744	612,911
Polycab India, Ltd.	4,216	248,984
Power Finance Corp., Ltd.	137,045	406,483
Power Grid Corp. of India, Ltd.	1,090,573	2,641,333
Procter & Gamble Hygiene & Health Care, Ltd.	1,559	327,683
Punjab National Bank	284,060	248,718
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
REC, Ltd.	128,499	$444,182
Reliance Industries, Ltd.	311,815	8,572,607
Samvardhana Motherson International, Ltd.	354,341	391,330
SBI Cards & Payment Services, Ltd.	25,069	225,688
SBI Life Insurance Company, Ltd. (B)	31,126	512,151
Schaeffler India, Ltd.	2,990	101,200
Shree Cement, Ltd.	1,012	312,794
Shriram Finance, Ltd.	30,035	680,163
Siemens, Ltd.	9,276	372,221
Solar Industries India, Ltd.	1,895	124,613
Sona Blw Precision Forgings, Ltd. (B)	17,732	115,624
SRF, Ltd.	15,806	415,374
State Bank of India	240,644	1,635,774
Steel Authority of India, Ltd.	231,759	233,544
Sun Pharmaceutical Industries, Ltd.	76,063	991,227
Supreme Industries, Ltd.	4,725	245,731
Suzlon Energy, Ltd. (A)	410,592	151,398
Tata Communications, Ltd.	12,307	245,205
Tata Consultancy Services, Ltd.	100,515	4,070,641
Tata Consumer Products, Ltd.	63,519	686,658
Tata Elxsi, Ltd.	3,279	301,203
Tata Motors, Ltd.	218,921	1,655,211
Tata Steel, Ltd.	1,708,195	2,439,436
Tech Mahindra, Ltd.	133,262	1,813,453
The Indian Hotels Company, Ltd.	47,200	217,636
The Tata Power Company, Ltd.	193,620	556,614
Titan Company, Ltd.	45,408	1,741,957
Torrent Pharmaceuticals, Ltd.	13,530	313,782
Trent, Ltd.	19,367	502,442
Tube Investments of India, Ltd.	10,046	380,604
TVS Motor Company, Ltd.	14,353	274,445
UltraTech Cement, Ltd.	8,145	825,665
Union Bank of India, Ltd.	91,809	111,593
United Breweries, Ltd.	7,266	141,111
United Spirits, Ltd. (A)	31,266	386,982
UNO Minda, Ltd.	10,437	73,584
UPL, Ltd.	125,643	815,801
Varun Beverages, Ltd.	53,610	589,294
Vedanta, Ltd.	371,679	966,933
Wipro, Ltd.	178,542	821,100
Zomato, Ltd. (A)	305,931	384,900
Zydus Lifesciences, Ltd.	48,126	332,887
Indonesia - 2.3%		14,397,869
Adaro Energy Indonesia Tbk PT	2,409,900	388,375
Aneka Tambang Tbk	1,016,100	109,062
Astra International Tbk PT	2,734,500	994,129
Bank Central Asia Tbk PT	5,234,600	2,883,396
Bank Mandiri Persero Tbk PT	5,945,200	2,123,954
Bank Negara Indonesia Persero Tbk PT	2,826,400	852,279
Bank Rakyat Indonesia Persero Tbk PT	6,092,350	1,902,301
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Barito Pacific Tbk PT	2,569,150	$181,951
Bumi Resources Tbk PT (A)	5,063,800	36,022
Chandra Asri Petrochemical Tbk PT	522,100	97,945
Charoen Pokphand Indonesia Tbk PT (A)	768,900	280,744
Dayamitra Telekomunikasi PT	1,326,500	51,774
Gudang Garam Tbk PT	83,300	122,053
Indah Kiat Pulp & Paper Tbk PT	318,300	192,363
Indofood CBP Sukses Makmur Tbk PT	230,300	150,054
Indofood Sukses Makmur Tbk PT	843,300	353,034
Indosat Tbk PT	293,900	174,841
Kalbe Farma Tbk PT	2,095,900	222,982
Mayora Indah Tbk PT	700,000	125,590
Merdeka Copper Gold Tbk PT (A)	1,479,489	207,697
PT Tower Bersama Infrastructure Tbk	728,400	94,919
Sarana Menara Nusantara Tbk PT	3,361,800	188,354
Semen Indonesia Persero Tbk PT	628,446	241,330
Sumber Alfaria Trijaya Tbk PT	1,981,800	360,554
Telkom Indonesia Persero Tbk PT	6,325,400	1,389,716
United Tractors Tbk PT	369,000	583,640
Vale Indonesia Tbk PT	285,000	88,810
Ireland - 0.6%		3,507,408
PDD Holdings, Inc., ADR (A)	34,583	3,507,408
Malaysia - 1.9%		11,616,781
Axiata Group BHD	456,095	208,687
CELCOMDIGI BHD	415,100	368,532
CIMB Group Holdings BHD	738,724	885,321
Dialog Group BHD	450,500	203,290
Genting BHD	404,700	342,311
Genting Malaysia BHD	476,600	242,076
HAP Seng Consolidated BHD	71,900	74,096
Hong Leong Bank BHD	74,500	303,348
Hong Leong Financial Group BHD	48,000	176,908
IHH Healthcare BHD	226,900	285,738
IOI Corp. BHD	388,200	320,207
Kuala Lumpur Kepong BHD	73,075	337,116
Malayan Banking BHD	669,822	1,268,086
Maxis BHD	251,700	209,200
MISC BHD	167,600	255,032
Mr. DIY Group M BHD (B)	111,000	34,480
Nestle Malaysia BHD	6,100	158,501
Petronas Chemicals Group BHD	189,500	291,936
Petronas Dagangan BHD	62,700	300,834
Petronas Gas BHD	78,600	283,749
PPB Group BHD	101,700	324,023
Press Metal Aluminium Holdings BHD	410,500	423,898
Public Bank BHD	1,594,200	1,391,935
QL Resources BHD	43,200	50,141
RHB Bank BHD	428,748	502,133
Sime Darby BHD	624,100	299,966
Sime Darby Plantation BHD	322,938	294,165
22	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Telekom Malaysia BHD	205,070	$218,219
Tenaga Nasional BHD	642,000	1,333,991
Westports Holdings BHD	181,600	128,067
YTL Power International BHD	227,600	100,795
Mexico - 2.8%		16,960,067
America Movil SAB de CV (A)	2,359,388	1,948,622
Arca Continental SAB de CV	48,464	434,305
Cemex SAB de CV (A)	2,340,188	1,398,694
Coca-Cola Femsa SAB de CV	43,265	328,472
El Puerto de Liverpool SAB de CV, Series C1	25,556	129,939
Fibra Uno Administracion SA de CV	315,640	479,238
Fomento Economico Mexicano SAB de CV	173,248	1,956,178
Gruma SAB de CV, Class B	20,860	362,846
Grupo Aeroportuario del Pacifico SAB de CV, Series B	46,828	545,994
Grupo Aeroportuario del Sureste SAB de CV, Series B (C)	21,544	465,416
Grupo Bimbo SAB de CV, Series A (C)	172,300	698,439
Grupo Carso SAB de CV, Series A1	54,104	346,328
Grupo Elektra SAB de CV (C)	4,541	289,519
Grupo Financiero Banorte SAB de CV, Series O	286,304	2,316,219
Grupo Financiero Inbursa SAB de CV, Series O (A)	363,840	749,930
Grupo Mexico SAB de CV, Series B	460,008	1,907,760
Industrias Penoles SAB de CV (A)	13,400	148,066
Kimberly-Clark de Mexico SAB de CV, Class A	177,100	324,123
Wal-Mart de Mexico SAB de CV	595,240	2,129,979
Netherlands - 0.0%		330,230
NEPI Rockcastle NV (A)	61,502	330,230
Philippines - 1.0%		6,156,713
Aboitiz Equity Ventures, Inc.	392,780	317,048
Aboitiz Power Corp.	281,500	178,356
ACEN Corp.	604,140	56,432
Ayala Corp.	31,190	332,844
Ayala Land, Inc.	722,800	354,776
Bank of the Philippine Islands	468,591	829,986
BDO Unibank, Inc.	339,486	762,856
Globe Telecom, Inc.	5,694	176,620
International Container Terminal Services, Inc.	102,690	364,139
JG Summit Holdings, Inc.	369,443	239,285
Jollibee Foods Corp.	57,690	208,432
Manila Electric Company	48,810	305,385
Metropolitan Bank & Trust Company	412,272	380,011
PLDT, Inc.	16,235	346,217
San Miguel Corp.	58,970	109,231
SM Investments Corp.	32,065	452,662
SM Prime Holdings, Inc.	825,700	436,570
Universal Robina Corp.	158,780	305,863
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland - 1.0%		$6,391,647
Allegro.eu SA (A)(B)	28,663	205,076
Bank Polska Kasa Opieki SA	31,458	953,295
CD Projekt SA	1,646	41,013
Cyfrowy Polsat SA (A)	35,356	110,037
Dino Polska SA (A)(B)	6,204	586,686
ING Bank Slaski SA (A)	1,772	91,880
KGHM Polska Miedz SA	17,729	472,254
LPP SA	160	514,855
mBank SA (A)	691	85,235
ORLEN SA	87,078	1,374,154
PGE Polska Grupa Energetyczna SA (A)	132,914	230,187
Powszechna Kasa Oszczednosci Bank Polski SA (A)	87,397	902,591
Powszechny Zaklad Ubezpieczen SA	49,519	559,468
Santander Bank Polska SA (A)	2,446	264,916
Russia - 0.1%		350,526
Gazprom PJSC, ADR (A)(D)	551,670	60,684
LUKOIL PJSC, ADR (A)(D)	57,062	111,842
MMC Norilsk Nickel PJSC, ADR (A)(D)	94,236	51,830
Novatek PJSC, GDR (A)(D)	5,960	29,621
Novolipetsk Steel PJSC, GDR (A)(D)	6,243	4,308
Novolipetsk Steel PJSC, GDR (London Stock Exchange) (A)(D)	174	120
Sberbank of Russia PJSC, ADR (A)(D)	263,203	92,121
Saudi Arabia - 3.7%		22,627,433
ACWA Power Company	4,718	285,474
Al Rajhi Bank	175,936	3,146,739
Alinma Bank	103,353	906,364
Almarai Company JSC	31,349	467,110
Arabian Drilling Company (A)	1,092	51,055
Arabian Internet & Communications Services Company	1,922	160,252
Bank AlBilad	36,574	362,659
Bank Al-Jazira (A)	42,605	185,792
Banque Saudi Fransi	70,368	672,431
Bupa Arabia for Cooperative Insurance Company	3,265	185,373
Dar Al Arkan Real Estate Development Company (A)	37,838	152,296
Dr Sulaiman Al Habib Medical Services Group Company	10,768	723,301
Elm Company	2,587	483,528
Etihad Etisalat Company	87,360	1,073,488
Jarir Marketing Company	78,784	304,082
Mouwasat Medical Services Company	10,912	290,863
Nahdi Medical Company	1,804	68,186
Power & Water Utility Company for Jubail & Yanbu	7,292	105,738
Riyad Bank	168,886	1,195,203
SABIC Agri-Nutrients Company	29,359	1,047,082
Sahara International Petrochemical Company	68,213	586,382
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Saudi Arabian Mining Company (A)	110,100	$1,056,509
Saudi Aramco Base Oil Company	2,719	93,494
Saudi Awwal Bank	43,882	391,261
Saudi Basic Industries Corp.	81,644	1,675,709
Saudi Electricity Company	100,188	475,356
Saudi Industrial Investment Group	33,431	213,511
Saudi Kayan Petrochemical Company (A)	139,526	393,481
Saudi Research & Media Group (A)	1,114	41,869
Saudi Tadawul Group Holding Company	2,352	104,196
Saudi Telecom Company	202,950	2,077,322
The Company for Cooperative Insurance	3,991	128,509
The Saudi Investment Bank	46,927	183,875
The Saudi National Bank	296,094	2,647,925
The Savola Group	25,973	252,004
Yanbu National Petrochemical Company	43,514	439,014
South Africa - 3.4%		20,678,981
Absa Group, Ltd.	101,223	917,475
Anglo American Platinum, Ltd.	6,889	229,304
Aspen Pharmacare Holdings, Ltd.	45,388	409,867
Bid Corp., Ltd.	39,863	840,749
Capitec Bank Holdings, Ltd.	12,223	1,078,990
Clicks Group, Ltd.	34,007	498,199
Discovery, Ltd.	87,191	598,020
Exxaro Resources, Ltd.	32,856	327,668
FirstRand, Ltd.	686,537	2,250,016
Gold Fields, Ltd.	113,473	1,503,963
Impala Platinum Holdings, Ltd.	139,772	579,162
Investec, Ltd.	37,706	205,094
Kumba Iron Ore, Ltd.	6,765	178,200
MTN Group, Ltd.	115,594	560,986
Naspers, Ltd., N Shares (A)	14,281	2,216,267
Nedbank Group, Ltd.	85,064	910,086
Northam Platinum Holdings, Ltd.	54,568	327,433
Old Mutual, Ltd.	265,159	167,608
OUTsurance Group, Ltd.	29,140	62,673
Pepkor Holdings, Ltd. (B)	131,484	119,232
Sanlam, Ltd.	334,780	1,167,370
Sasol, Ltd.	73,265	923,018
Shoprite Holdings, Ltd.	62,378	794,677
Sibanye Stillwater, Ltd.	553,819	706,051
Standard Bank Group, Ltd.	170,398	1,662,360
The Bidvest Group, Ltd.	39,803	560,116
Vodacom Group, Ltd.	88,874	480,995
Woolworths Holdings, Ltd.	108,986	403,402
South Korea - 12.3%		75,657,047
AMOREPACIFIC Corp.	2,725	255,037
AMOREPACIFIC Group	4,259	90,191
Celltrion Healthcare Company, Ltd.	7,258	357,378
Celltrion, Inc.	8,636	955,968
CJ CheilJedang Corp.	1,842	385,299
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
CosmoAM&T Company, Ltd. (A)	1,392	$143,678
Coway Company, Ltd.	10,607	339,286
DB Insurance Company, Ltd.	8,073	525,428
Doosan Bobcat, Inc.	4,918	141,107
Doosan Enerbility Company, Ltd. (A)	25,800	256,367
Ecopro BM Company, Ltd.	4,444	645,598
Ecopro Company, Ltd.	1,025	470,549
F&F Company, Ltd.	1,585	109,614
GS Holdings Corp.	14,376	419,395
Hana Financial Group, Inc.	63,299	1,837,267
Hanjin Kal Corp.	1,934	61,075
Hankook Tire & Technology Company, Ltd.	14,063	397,769
Hanmi Pharm Company, Ltd.	774	161,614
Hanmi Semiconductor Company, Ltd.	1,630	63,363
Hanon Systems	25,098	127,855
Hanwha Aerospace Company, Ltd.	2,270	169,760
Hanwha Ocean Company, Ltd. (A)	3,440	60,112
HD Hyundai Company, Ltd.	8,180	347,660
HD Hyundai Heavy Industries Company, Ltd. (A)	927	70,080
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,757	518,646
HLB, Inc. (A)	6,195	132,794
HMM Company, Ltd.	37,837	408,193
HYBE Company, Ltd. (A)	1,168	189,831
Hyundai Autoever Corp.	331	31,861
Hyundai Engineering & Construction Company, Ltd.	13,958	345,191
Hyundai Glovis Company, Ltd.	4,803	608,488
Hyundai Mobis Company, Ltd.	7,946	1,226,716
Hyundai Motor Company	19,204	2,413,031
Hyundai Steel Company	11,985	290,629
Industrial Bank of Korea	59,377	491,090
Kakao Corp.	21,894	612,782
KakaoBank Corp.	9,967	134,020
Kangwon Land, Inc.	10,932	118,746
KB Financial Group, Inc.	48,304	1,841,958
Kia Corp.	36,872	2,099,483
Korea Aerospace Industries, Ltd.	4,088	133,790
Korea Electric Power Corp. (A)	45,246	566,852
Korea Investment Holdings Company, Ltd.	7,820	291,249
Korea Zinc Company, Ltd.	1,399	485,825
Korean Air Lines Company, Ltd.	31,029	470,989
KT&G Corp.	11,535	728,544
Kum Yang Company, Ltd. (A)	1,089	70,796
Kumho Petrochemical Company, Ltd.	3,202	300,391
L&F Company, Ltd.	1,586	153,133
LG Chem, Ltd.	3,384	1,102,484
LG Corp.	23,703	1,354,908
LG Display Company, Ltd. (A)	41,646	375,895
LG Electronics, Inc.	24,845	1,834,102
LG Energy Solution, Ltd. (A)	2,075	592,286
24	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
LG H&H Company, Ltd.	1,013	$236,645
LG Innotek Company, Ltd.	1,739	287,140
LG Uplus Corp.	70,536	528,021
Lotte Chemical Corp.	3,608	391,108
Lotte Corp.	7,687	147,986
Macquarie Korea Infrastructure Fund	25,541	227,317
Meritz Financial Group, Inc. (A)	11,082	411,918
Mirae Asset Securities Company, Ltd.	46,140	225,481
NAVER Corp.	9,318	1,292,950
NCSoft Corp.	1,649	283,879
Netmarble Corp. (A)(B)	3,280	93,746
Orion Corp.	3,048	270,372
Pearl Abyss Corp. (A)	2,283	83,253
POSCO Future M Company, Ltd.	2,239	392,080
POSCO Holdings, Inc.	7,954	2,423,510
Posco International Corp.	5,279	195,830
Samsung Biologics Company, Ltd. (A)(B)	1,039	545,445
Samsung C&T Corp.	11,555	912,901
Samsung Card Company, Ltd.	4,620	107,243
Samsung Electro-Mechanics Company, Ltd.	7,794	717,333
Samsung Electronics Company, Ltd.	491,117	24,327,665
Samsung Engineering Company, Ltd. (A)	15,888	279,397
Samsung Fire & Marine Insurance Company, Ltd.	7,455	1,426,913
Samsung Heavy Industries Company, Ltd. (A)	84,661	427,521
Samsung Life Insurance Company, Ltd.	14,225	761,518
Samsung SDI Company, Ltd.	4,282	1,349,073
Samsung SDS Company, Ltd.	4,045	413,920
Shinhan Financial Group Company, Ltd.	70,528	1,814,704
SK Biopharmaceuticals Company, Ltd. (A)	1,537	85,809
SK Bioscience Company, Ltd. (A)	1,487	66,723
SK Hynix, Inc.	32,810	2,825,370
SK IE Technology Company, Ltd. (A)(B)	1,928	84,655
SK Innovation Company, Ltd. (A)	7,307	661,149
SK Telecom Company, Ltd.	22,226	808,862
SK, Inc.	5,092	535,385
SKC Company, Ltd.	999	58,214
S-Oil Corp.	8,078	397,156
Woori Financial Group, Inc.	120,517	1,061,902
Yuhan Corp.	4,254	180,800
Taiwan - 16.8%		103,526,070
Accton Technology Corp.	75,000	1,152,690
Acer, Inc.	165,000	173,470
Advantech Company, Ltd.	56,981	582,371
Airtac International Group	15,743	514,493
Alchip Technologies, Ltd.	5,000	404,655
ASE Technology Holding Company, Ltd.	668,000	2,337,537
Asia Cement Corp.	475,000	585,787
Asia Vital Components Company, Ltd.	18,000	157,330
ASMedia Technology, Inc.	3,000	121,628
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
ASPEED Technology, Inc.	3,000	$237,706
Asustek Computer, Inc.	120,000	1,250,501
AUO Corp. (A)	1,252,600	602,453
Catcher Technology Company, Ltd.	128,000	716,263
Cathay Financial Holding Company, Ltd. (A)	1,179,513	1,596,443
Chailease Holding Company, Ltd.	211,665	1,145,282
Chang Hwa Commercial Bank, Ltd.	1,198,367	633,636
Cheng Shin Rubber Industry Company, Ltd.	379,000	515,889
China Airlines, Ltd.	548,000	326,925
China Development Financial Holding Corp. (A)	3,312,159	1,153,920
China Steel Corp.	1,582,000	1,177,904
Chroma ATE, Inc.	16,000	107,538
Chunghwa Telecom Company, Ltd.	389,000	1,391,213
Compal Electronics, Inc.	796,000	688,386
CTBC Financial Holding Company, Ltd.	2,483,000	1,864,068
Delta Electronics, Inc.	136,000	1,218,067
E Ink Holdings, Inc.	50,000	258,980
E.Sun Financial Holding Company, Ltd.	1,974,455	1,451,850
Eclat Textile Company, Ltd.	26,000	412,024
Elite Material Company, Ltd.	17,000	188,161
eMemory Technology, Inc.	7,000	434,870
Eva Airways Corp.	488,000	412,246
Evergreen Marine Corp. Taiwan, Ltd.	195,000	646,293
Far Eastern New Century Corp.	715,000	650,301
Far EasTone Telecommunications Company, Ltd.	315,000	737,120
Feng TAY Enterprise Company, Ltd.	122,601	674,712
First Financial Holding Company, Ltd.	2,195,858	1,753,437
Formosa Chemicals & Fibre Corp.	501,000	940,678
Formosa Petrochemical Corp.	215,000	524,326
Formosa Plastics Corp.	543,000	1,289,070
Fubon Financial Holding Company, Ltd.	1,107,830	2,052,739
Giant Manufacturing Company, Ltd.	21,797	109,539
Gigabyte Technology Company, Ltd.	16,000	107,292
Global Unichip Corp.	7,000	309,696
Globalwafers Company, Ltd.	45,000	658,317
Gold Circuit Electronics, Ltd.	19,000	103,099
Hiwin Technologies Corp.	37,845	228,108
Hon Hai Precision Industry Company, Ltd.	1,202,800	3,578,548
Hotai Motor Company, Ltd.	24,820	461,429
Hua Nan Financial Holdings Company, Ltd.	1,933,097	1,209,862
Innolux Corp. (A)	1,495,381	560,163
Inventec Corp.	551,000	682,910
Largan Precision Company, Ltd.	13,000	829,659
Lite-On Technology Corp.	430,000	1,325,728
Lotes Company, Ltd.	4,000	101,495
MediaTek, Inc.	156,000	4,049,699
Mega Financial Holding Company, Ltd.	1,527,346	1,728,182
Micro-Star International Company, Ltd.	134,000	681,671
momo.com, Inc.	9,812	161,239
Nan Ya Plastics Corp.	699,000	1,333,994
Nan Ya Printed Circuit Board Corp.	35,000	254,663
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Nanya Technology Corp.	208,000	$414,910
Nien Made Enterprise Company, Ltd.	13,000	114,629
Novatek Microelectronics Corp.	108,000	1,513,365
Oneness Biotech Company, Ltd.	21,617	130,628
Pegatron Corp.	401,000	932,184
PharmaEssentia Corp. (A)	11,307	112,425
Phison Electronics Corp.	11,000	157,870
Polaris Group (A)	11,000	24,825
Pou Chen Corp.	468,000	416,273
President Chain Store Corp.	101,000	801,834
Quanta Computer, Inc.	206,000	1,200,370
Realtek Semiconductor Corp.	65,000	804,609
Ruentex Development Company, Ltd. (A)	137,250	137,102
Shin Kong Financial Holding Company, Ltd. (A)	2,888,140	773,792
Sino-American Silicon Products, Inc.	96,000	483,922
SinoPac Financial Holdings Company, Ltd.	2,399,890	1,320,735
Synnex Technology International Corp.	127,000	268,996
TA Chen Stainless Pipe	275,180	314,334
Taishin Financial Holding Company, Ltd.	2,354,961	1,252,446
Taiwan Business Bank	455,680	179,125
Taiwan Cement Corp.	1,057,117	1,051,088
Taiwan Cooperative Financial Holding Company, Ltd.	1,444,885	1,120,359
Taiwan High Speed Rail Corp.	415,000	376,168
Taiwan Mobile Company, Ltd.	230,000	679,328
Taiwan Semiconductor Manufacturing Company, Ltd.	1,538,000	25,084,065
Tatung Company, Ltd. (A)	112,000	123,620
Teco Electric & Machinery Company, Ltd.	98,000	139,288
The Shanghai Commercial & Savings Bank, Ltd.	605,265	800,551
Tripod Technology Corp.	25,000	127,177
Unimicron Technology Corp.	244,000	1,075,752
Uni-President Enterprises Corp.	525,000	1,099,044
United Microelectronics Corp.	1,656,000	2,358,785
Vanguard International Semiconductor Corp.	161,000	347,961
Voltronic Power Technology Corp.	8,000	319,408
Walsin Lihwa Corp.	278,000	294,413
Wan Hai Lines, Ltd.	164,950	234,953
Winbond Electronics Corp.	345,000	265,385
Wistron Corp.	245,000	675,289
Wiwynn Corp.	19,000	890,396
Yageo Corp.	60,469	980,629
Yang Ming Marine Transport Corp.	344,000	446,505
Yuanta Financial Holding Company, Ltd.	2,412,798	1,807,646
Zhen Ding Technology Holding, Ltd.	105,000	315,631
Thailand - 2.1%		12,842,025
Advanced Info Service PCL, NVDR	134,600	823,871
Airports of Thailand PCL, NVDR (A)	300,100	557,326
Asset World Corp. PCL, NVDR	875,700	84,299
B Grimm Power PCL, NVDR	92,700	56,999
Bangkok Bank PCL, NVDR	70,700	309,807
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	318,600	$234,900
Bangkok Expressway & Metro PCL, NVDR	891,800	196,014
Bank of Ayudhya PCL, NVDR	187,700	148,834
Berli Jucker PCL, NVDR	196,900	154,759
BTS Group Holdings PCL, NVDR	1,006,200	208,561
Bumrungrad Hospital PCL, NVDR	48,000	347,221
Carabao Group PCL, NVDR	42,100	79,064
Central Pattana PCL, NVDR	176,100	306,218
Central Retail Corp. PCL, NVDR	426,000	435,571
Charoen Pokphand Foods PCL, NVDR	628,600	327,045
CP ALL PCL, NVDR	305,600	469,761
Delta Electronics Thailand PCL, NVDR	366,600	805,770
Electricity Generating PCL, NVDR	42,500	144,258
Energy Absolute PCL, NVDR	260,700	304,637
Global Power Synergy PCL, NVDR	106,086	115,110
Gulf Energy Development PCL, NVDR	367,640	442,385
Home Product Center PCL, NVDR	518,900	171,800
Indorama Ventures PCL, NVDR	336,400	221,818
Intouch Holdings PCL, NVDR	75,900	149,931
Kasikornbank PCL, NVDR	76,600	280,250
Krung Thai Bank PCL, NVDR	425,200	222,404
Krungthai Card PCL, NVDR	135,500	164,934
Land & Houses PCL, NVDR	541,900	113,830
Minor International PCL, NVDR	404,429	315,059
Muangthai Capital PCL, NVDR	97,000	98,505
Osotspa PCL, NVDR	106,800	69,828
PTT Exploration & Production PCL, NVDR	292,700	1,335,544
PTT Global Chemical PCL, NVDR	242,500	232,768
PTT Oil & Retail Business PCL, NVDR	282,600	143,885
PTT PCL, NVDR	1,375,000	1,271,997
SCB X PCL, NVDR	109,000	298,713
SCG Packaging PCL, NVDR	110,900	111,077
Thai Beverage PCL	1,066,800	420,475
Thai Oil PCL, NVDR	169,561	221,725
The Siam Cement PCL, NVDR	38,400	307,691
TMBThanachart Bank PCL, NVDR	2,956,785	137,381
Turkey - 0.6%		3,962,049
Akbank TAS	421,406	438,792
Arcelik AS	6,055	29,063
Aselsan Elektronik Sanayi Ve Ticaret AS	75,290	110,010
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,931	30,744
BIM Birlesik Magazalar AS	32,180	309,371
Borusan Mannesmann Boru Sanayi ve Ticaret AS (A)	989	32,264
Coca-Cola Icecek AS	2,887	37,530
Enka Insaat ve Sanayi AS	185,427	199,369
Eregli Demir ve Celik Fabrikalari TAS (A)	142,266	190,374
Ford Otomotiv Sanayi AS	8,522	236,840
Hektas Ticaret TAS (A)	11,199	8,677
KOC Holding AS	141,729	685,283
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Koza Altin Isletmeleri AS	37,544	$29,141
Oyak Cimento Fabrikalari AS (A)	14,931	37,654
Pegasus Hava Tasimaciligi AS (A)	1,943	48,416
Tofas Turk Otomobil Fabrikasi AS	4,753	40,436
Turk Hava Yollari AO (A)	34,062	261,610
Turk Traktor ve Ziraat Makineleri AS	1,253	32,099
Turkcell Iletisim Hizmetleri AS (A)	150,545	255,407
Turkiye Is Bankasi AS, Class C	398,300	295,352
Turkiye Petrol Rafinerileri AS	76,804	385,204
Turkiye Sise ve Cam Fabrikalari AS	62,940	105,312
Yapi ve Kredi Bankasi AS	267,666	163,101
United Kingdom - 0.0%		37,272
Pepco Group NV (A)	9,212	37,272
United States - 0.2%		1,056,001
BeiGene, Ltd., ADR (A)	4,272	795,788
Parade Technologies, Ltd.	8,000	260,213

PREFERRED SECURITIES - 1.9%		$11,629,275
(Cost $13,404,151)
Brazil - 1.8%		11,077,597
Banco Bradesco SA	556,247	1,543,108
Centrais Eletricas Brasileiras SA, B Shares	34,160	260,451
Cia Energetica de Minas Gerais	195,559	455,257
Cia Paranaense de Energia, B Shares	162,800	270,849
Gerdau SA	239,780	1,035,100
Itau Unibanco Holding SA	447,750	2,381,252
Petroleo Brasileiro SA	732,100	5,043,259
Raizen SA	122,700	88,321
Chile - 0.1%		551,678

Sociedad Quimica y Minera de Chile SA, B Shares	11,440	551,678

RIGHTS - 0.0%		$1,249
(Cost $0)
Hanwha Ocean Company, Ltd. (Expiration Date: 11-9-23; Strike Price: KRW 16,730.00) (A)	860	1,114
Localiza Rent a Car SA (Expiration Date: 11-13-23; Strike Price: BRL 47.13) (A)	97	135

SHORT-TERM INVESTMENTS - 0.5%		$2,990,552
(Cost $2,990,600)
Short-term funds - 0.5%		2,990,552
John Hancock Collateral Trust, 5.5153% (E)(F)	196,506	1,964,393

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2868% (E)	1,026,159	1,026,159
Total investments (Multifactor Emerging Markets ETF) (Cost $632,877,097) - 100.7%		$619,561,082
Other assets and liabilities, net - (0.7%)		(4,225,154)
Total net assets - 100.0%		$615,335,928

MULTIFACTOR EMERGING MARKETS ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 10-31-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 10-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 10-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$671,142,156
(Cost $643,490,380)
Communication services – 6.7%		45,173,182
Diversified telecommunication services – 0.6%
AT&T, Inc.	105,952	1,631,661
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	74,874	2,630,324
Entertainment – 1.0%
Electronic Arts, Inc.	8,354	1,034,142
Endeavor Group Holdings, Inc., Class A	2,310	52,576
Live Nation Entertainment, Inc. (B)	4,128	330,323
Netflix, Inc. (B)	4,219	1,736,920
ROBLOX Corp., Class A (B)	974	30,983
Roku, Inc. (B)	2,190	130,458
Spotify Technology SA (B)	1,482	244,174
Take-Two Interactive Software, Inc. (B)	4,396	587,965
The Walt Disney Company (B)	21,609	1,763,078
TKO Group Holdings, Inc.	381	31,234
Warner Brothers Discovery, Inc. (B)	60,367	600,048
Warner Music Group Corp., Class A	3,269	102,320
Interactive media and services – 3.8%
Alphabet, Inc., Class A (B)	99,750	12,376,980
Alphabet, Inc., Class C (B)	20,345	2,549,229
Match Group, Inc. (B)	5,908	204,417
Meta Platforms, Inc., Class A (B)	32,167	9,690,952
Pinterest, Inc., Class A (B)	8,174	244,239
Snap, Inc., Class A (B)	12,163	121,752
ZoomInfo Technologies, Inc. (B)	3,082	39,943
Media – 1.1%
Charter Communications, Inc., Class A (B)	1,756	707,317
Comcast Corp., Class A	77,549	3,201,998
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Fox Corp., Class A	11,671	$354,682
Fox Corp., Class B	4,663	130,144
Liberty Broadband Corp., Series A (B)	464	38,660
Liberty Broadband Corp., Series C (B)	6,134	511,024
News Corp., Class A	13,236	273,720
News Corp., Class B	3,989	85,524
Omnicom Group, Inc.	10,593	793,522
Paramount Global, Class A	239	3,322
Paramount Global, Class B	14,774	160,741
Sirius XM Holdings, Inc. (C)	28,075	120,161
The Interpublic Group of Companies, Inc.	20,732	588,789
The New York Times Company, Class A	1,325	53,411
The Trade Desk, Inc., Class A (B)	10,049	713,077
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (B)	9,060	1,303,372
Consumer discretionary – 10.1%		67,790,430
Automobile components – 0.3%
Aptiv PLC (B)	8,225	717,220
Autoliv, Inc.	3,553	325,632
BorgWarner, Inc.	9,360	345,384
Gentex Corp.	9,207	264,057
Lear Corp.	3,087	400,569
Automobiles – 0.8%
Ford Motor Company	70,301	685,435
General Motors Company	25,075	707,115
Rivian Automotive, Inc., Class A (B)	5,791	93,930
Tesla, Inc. (B)	19,820	3,980,649
Broadline retail – 2.4%
Amazon.com, Inc. (B)	111,553	14,846,589
eBay, Inc.	23,577	924,926
Etsy, Inc. (B)	2,951	183,847
Distributors – 0.2%
Genuine Parts Company	6,951	895,706
LKQ Corp.	10,172	446,754
Pool Corp.	1,305	412,080
Diversified consumer services – 0.1%
Service Corp. International	8,065	438,897
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (B)	1,583	187,253
Aramark	10,074	271,293
Booking Holdings, Inc. (B)	484	1,350,147
Caesars Entertainment, Inc. (B)	5,445	217,201
Carnival Corp. (B)	22,678	259,890
Chipotle Mexican Grill, Inc. (B)	611	1,186,684
Choice Hotels International, Inc.	326	36,023
Churchill Downs, Inc.	2,094	230,005
Darden Restaurants, Inc.	5,904	859,209
Domino’s Pizza, Inc.	1,181	400,347
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
DoorDash, Inc., Class A (B)	3,570	$267,572
DraftKings, Inc., Class A (B)	7,354	203,117
Expedia Group, Inc. (B)	4,894	466,349
Hilton Worldwide Holdings, Inc.	7,498	1,136,172
Hyatt Hotels Corp., Class A (C)	1,573	161,138
Las Vegas Sands Corp.	7,315	347,170
Light & Wonder, Inc. (B)	1,437	105,059
Marriott International, Inc., Class A	5,382	1,014,830
McDonald’s Corp.	9,178	2,406,196
MGM Resorts International	16,012	559,139
Norwegian Cruise Line Holdings, Ltd. (B)(C)	4,127	56,127
Royal Caribbean Cruises, Ltd. (B)	7,866	666,486
Starbucks Corp.	15,115	1,394,208
Texas Roadhouse, Inc.	1,391	141,242
Vail Resorts, Inc.	1,681	356,792
Wynn Resorts, Ltd.	2,947	258,688
Yum! Brands, Inc.	7,500	906,450
Household durables – 0.8%
D.R. Horton, Inc.	14,469	1,510,564
Garmin, Ltd.	5,450	558,789
Lennar Corp., A Shares	9,878	1,053,785
Lennar Corp., B Shares	345	34,020
Mohawk Industries, Inc. (B)	2,472	198,699
NVR, Inc. (B)	195	1,055,461
PulteGroup, Inc.	10,648	783,586
Tempur Sealy International, Inc.	2,183	87,167
TopBuild Corp. (B)	383	87,615
Whirlpool Corp.	2,922	305,524
Leisure products – 0.1%
Hasbro, Inc.	5,886	265,753
Mattel, Inc. (B)	9,297	177,387
Polaris, Inc.	918	79,334
Specialty retail – 2.4%
AutoNation, Inc. (B)	765	99,511
AutoZone, Inc. (B)	364	901,675
Bath & Body Works, Inc.	5,553	164,646
Best Buy Company, Inc.	13,418	896,591
Burlington Stores, Inc. (B)	2,185	264,451
CarMax, Inc. (B)	7,229	441,620
Carvana Company (B)	474	12,798
Chewy, Inc., Class A (B)	1,233	23,834
Dick’s Sporting Goods, Inc.	2,641	282,455
Five Below, Inc. (B)	1,601	278,542
Floor & Decor Holdings, Inc., Class A (B)(C)	3,102	255,605
Lithia Motors, Inc.	1,016	246,085
Lowe’s Companies, Inc.	7,752	1,477,299
O’Reilly Automotive, Inc. (B)	1,223	1,137,928
Penske Automotive Group, Inc.	520	74,402
RH (B)	474	103,313
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ross Stores, Inc.	13,150	$1,525,006
The Home Depot, Inc.	11,839	3,370,445
The TJX Companies, Inc.	18,821	1,657,565
Tractor Supply Company	6,302	1,213,513
Ulta Beauty, Inc. (B)	2,522	961,664
Wayfair, Inc., Class A (B)	428	18,237
Williams-Sonoma, Inc. (C)	3,485	523,586
Textiles, apparel and luxury goods – 0.7%
Deckers Outdoor Corp. (B)	1,103	658,557
Lululemon Athletica, Inc. (B)	3,494	1,374,819
NIKE, Inc., Class B	17,932	1,842,872
Ralph Lauren Corp.	1,195	134,473
Skechers USA, Inc., Class A (B)	1,811	87,326
Tapestry, Inc.	10,755	296,408
VF Corp.	10,451	153,943
Consumer staples – 6.4%		43,229,413
Beverages – 1.3%
Brown-Forman Corp., Class A	1,889	108,466
Brown-Forman Corp., Class B	7,794	437,711
Celsius Holdings, Inc. (B)	554	84,258
Constellation Brands, Inc., Class A	4,144	970,318
Keurig Dr. Pepper, Inc.	12,310	373,362
Molson Coors Beverage Company, Class B	6,878	397,342
Monster Beverage Corp. (B)	14,902	761,492
PepsiCo, Inc.	18,688	3,051,377
The Coca-Cola Company	49,291	2,784,449
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	8,075	175,228
BJ’s Wholesale Club Holdings, Inc. (B)	2,777	189,169
Casey’s General Stores, Inc.	857	233,027
Costco Wholesale Corp.	5,634	3,112,447
Dollar General Corp.	6,313	751,500
Dollar Tree, Inc. (B)	9,248	1,027,360
Performance Food Group Company (B)	3,893	224,860
Sysco Corp.	14,072	935,647
Target Corp.	9,994	1,107,235
The Kroger Company	40,571	1,840,706
U.S. Foods Holding Corp. (B)	8,265	321,839
Walgreens Boots Alliance, Inc.	19,029	401,131
Walmart, Inc.	24,248	3,962,366
Food products – 1.4%
Archer-Daniels-Midland Company	13,852	991,388
Bunge, Ltd.	6,055	641,709
Campbell Soup Company	8,685	350,961
Conagra Brands, Inc.	17,895	489,607
Darling Ingredients, Inc. (B)	4,675	207,056
General Mills, Inc.	16,417	1,071,045
Hormel Foods Corp.	9,424	306,751
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Kellanova	10,347	$522,213
Lamb Weston Holdings, Inc.	5,188	465,882
McCormick & Company, Inc.	9,629	615,293
Mondelez International, Inc., Class A	22,243	1,472,709
The Hershey Company	3,396	636,241
The J.M. Smucker Company	3,865	439,992
The Kraft Heinz Company	16,851	530,132
Tyson Foods, Inc., Class A	10,239	474,578
WK Kellogg Company (B)	2,586	25,912
Household products – 1.2%
Church & Dwight Company, Inc.	8,558	778,265
Colgate-Palmolive Company	13,133	986,551
Kimberly-Clark Corp.	5,840	698,698
The Clorox Company	5,154	606,626
The Procter & Gamble Company	32,122	4,819,264
Personal care products – 0.1%
Coty, Inc., Class A (B)	4,868	45,613
e.l.f. Beauty, Inc. (B)	318	29,456
The Estee Lauder Companies, Inc., Class A	2,877	370,759
Tobacco – 0.3%
Altria Group, Inc.	24,133	969,423
Philip Morris International, Inc.	16,061	1,431,999
Energy – 5.1%		34,580,385
Energy equipment and services – 0.4%
Baker Hughes Company	23,495	808,698
ChampionX Corp.	1,222	37,638
Halliburton Company	23,766	934,954
Noble Corp. PLC	924	43,142
NOV, Inc.	7,604	151,776
Schlumberger, Ltd.	16,407	913,214
TechnipFMC PLC	4,169	89,717
Oil, gas and consumable fuels – 4.7%
Antero Resources Corp. (B)	2,635	77,574
APA Corp.	6,750	268,110
Cheniere Energy, Inc.	5,968	993,195
Chesapeake Energy Corp. (C)	3,048	262,372
Chevron Corp.	23,502	3,424,946
Civitas Resources, Inc.	1,488	112,240
ConocoPhillips	21,119	2,508,937
Coterra Energy, Inc.	25,645	705,238
Devon Energy Corp.	12,917	601,545
Diamondback Energy, Inc.	7,559	1,211,859
EOG Resources, Inc.	14,465	1,826,206
EQT Corp.	8,656	366,841
Exxon Mobil Corp.	55,006	5,822,385
Hess Corp.	6,421	927,192
HF Sinclair Corp.	3,176	175,887
Kinder Morgan, Inc.	58,173	942,403
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Oil Corp.	27,537	$752,035
Marathon Petroleum Corp.	14,345	2,169,681
Matador Resources Company	2,416	149,043
Murphy Oil Corp.	2,351	105,489
New Fortress Energy, Inc. (C)	716	21,695
Occidental Petroleum Corp.	18,597	1,149,481
ONEOK, Inc.	13,909	906,867
Ovintiv, Inc.	6,098	292,704
Permian Resources Corp.	1,416	20,631
Phillips 66	10,256	1,169,902
Pioneer Natural Resources Company	4,256	1,017,184
Range Resources Corp.	2,757	98,811
Southwestern Energy Company (B)	19,783	141,053
Targa Resources Corp.	5,704	476,911
Texas Pacific Land Corp.	164	302,736
The Williams Companies, Inc.	21,694	746,274
Valero Energy Corp.	14,597	1,853,819
Financials – 14.1%		94,590,458
Banks – 2.9%
Bank of America Corp.	94,170	2,480,438
Citigroup, Inc.	33,894	1,338,474
Citizens Financial Group, Inc.	18,414	431,440
Comerica, Inc.	6,361	250,623
East West Bancorp, Inc.	5,517	295,822
Fifth Third Bancorp	32,472	769,911
First Citizens BancShares, Inc., Class A	363	501,209
First Horizon Corp.	14,331	154,058
Huntington Bancshares, Inc.	50,099	483,455
JPMorgan Chase & Co.	41,829	5,816,741
KeyCorp	42,444	433,778
M&T Bank Corp.	5,762	649,666
New York Community Bancorp, Inc.	11,387	107,949
Regions Financial Corp.	49,569	720,238
The PNC Financial Services Group, Inc.	7,974	912,784
Truist Financial Corp.	27,200	771,392
U.S. Bancorp	25,290	806,245
Webster Financial Corp.	3,469	131,718
Wells Fargo & Company	62,802	2,497,636
Capital markets – 3.3%
Ameriprise Financial, Inc.	5,312	1,670,996
Ares Management Corp., Class A	3,910	385,487
BlackRock, Inc.	1,543	944,748
Cboe Global Markets, Inc.	1,144	187,490
CME Group, Inc.	4,412	941,786
Coinbase Global, Inc., Class A (B)	1,009	77,814
FactSet Research Systems, Inc.	1,367	590,394
Franklin Resources, Inc.	11,655	265,617
Houlihan Lokey, Inc.	534	53,678
Interactive Brokers Group, Inc., Class A	1,064	85,194
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	9,624	$1,034,003
Invesco, Ltd.	11,312	146,717
Jefferies Financial Group, Inc.	4,537	146,001
KKR & Company, Inc.	9,382	519,763
LPL Financial Holdings, Inc.	2,902	651,557
MarketAxess Holdings, Inc.	1,268	271,035
Moody’s Corp.	3,475	1,070,300
Morgan Stanley	24,071	1,704,708
Morningstar, Inc.	802	203,098
MSCI, Inc.	1,552	731,846
Nasdaq, Inc.	12,787	634,235
Northern Trust Corp.	8,409	554,237
Raymond James Financial, Inc.	7,862	750,349
Robinhood Markets, Inc., Class A (B)	10,277	93,932
S&P Global, Inc.	4,341	1,516,355
SEI Investments Company	5,870	314,984
State Street Corp.	12,679	819,444
Stifel Financial Corp.	1,305	74,385
T. Rowe Price Group, Inc.	7,253	656,397
The Bank of New York Mellon Corp.	27,790	1,181,075
The Blackstone Group, Inc.	7,370	680,620
The Carlyle Group, Inc.	3,546	97,657
The Charles Schwab Corp.	20,679	1,076,135
The Goldman Sachs Group, Inc.	5,504	1,671,069
Tradeweb Markets, Inc., Class A	2,173	195,592
Consumer finance – 0.8%
Ally Financial, Inc.	22,277	538,881
American Express Company	9,926	1,449,494
Capital One Financial Corp.	14,428	1,461,412
Discover Financial Services	13,175	1,081,404
Synchrony Financial	24,222	679,427
Financial services – 3.3%
Apollo Global Management, Inc.	9,388	727,007
Berkshire Hathaway, Inc., Class B (B)	20,658	7,051,195
Block, Inc. (B)	6,429	258,767
Corebridge Financial, Inc.	2,469	49,380
Equitable Holdings, Inc.	16,067	426,900
Fidelity National Information Services, Inc.	8,776	430,989
Fiserv, Inc. (B)	9,475	1,077,781
FleetCor Technologies, Inc. (B)	3,088	695,325
Global Payments, Inc.	7,390	784,966
Jack Henry & Associates, Inc.	2,843	400,835
Mastercard, Inc., Class A	11,401	4,290,766
PayPal Holdings, Inc. (B)	12,755	660,709
Rocket Companies, Inc., Class A (B)(C)	2,557	18,896
Toast, Inc., Class A (B)	2,827	45,204
Visa, Inc., Class A	21,517	5,058,647
Voya Financial, Inc.	1,236	82,528
WEX, Inc. (B)	1,388	231,074
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance – 3.8%
Aflac, Inc.	15,493	$1,210,158
American Financial Group, Inc.	3,021	330,377
American International Group, Inc.	28,784	1,764,747
Aon PLC, Class A	4,006	1,239,456
Arch Capital Group, Ltd. (B)	13,597	1,178,588
Arthur J. Gallagher & Company	5,939	1,398,575
Assurant, Inc.	1,628	242,409
Brown & Brown, Inc.	8,540	592,847
Chubb, Ltd.	5,933	1,273,340
Cincinnati Financial Corp.	5,671	565,229
CNA Financial Corp.	1,428	57,691
Erie Indemnity Company, Class A	823	227,304
Everest Group, Ltd.	1,573	622,310
Fidelity National Financial, Inc.	12,324	481,745
Globe Life, Inc.	4,397	511,635
Kinsale Capital Group, Inc.	287	95,832
Loews Corp.	10,862	695,277
Markel Group, Inc. (B)	439	645,558
Marsh & McLennan Companies, Inc.	7,714	1,462,960
MetLife, Inc.	12,434	746,164
Old Republic International Corp.	7,577	207,458
Primerica, Inc.	611	116,799
Principal Financial Group, Inc.	12,561	850,128
Prudential Financial, Inc.	14,119	1,291,041
Reinsurance Group of America, Inc.	2,749	410,893
RenaissanceRe Holdings, Ltd.	587	128,899
The Allstate Corp.	10,454	1,339,471
The Hartford Financial Services Group, Inc.	18,485	1,357,723
The Progressive Corp.	7,256	1,147,101
The Travelers Companies, Inc.	8,958	1,499,928
Unum Group	4,517	220,881
W.R. Berkley Corp.	8,995	606,443
Willis Towers Watson PLC	4,314	1,017,629
Health care – 12.6%		84,475,689
Biotechnology – 2.1%
AbbVie, Inc.	21,160	2,987,369
Alnylam Pharmaceuticals, Inc. (B)	2,288	347,318
Amgen, Inc.	8,932	2,283,912
Biogen, Inc. (B)	4,832	1,147,793
BioMarin Pharmaceutical, Inc. (B)	5,488	446,998
Exact Sciences Corp. (B)	3,546	218,398
Exelixis, Inc. (B)	3,128	64,406
Gilead Sciences, Inc.	24,359	1,913,156
Incyte Corp. (B)	4,653	250,936
Karuna Therapeutics, Inc. (B)	286	47,650
Moderna, Inc. (B)	5,381	408,741
Neurocrine Biosciences, Inc. (B)	2,065	229,091
Regeneron Pharmaceuticals, Inc. (B)	1,894	1,477,112
Sarepta Therapeutics, Inc. (B)	1,031	69,397
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Seagen, Inc. (B)	2,907	$618,639
United Therapeutics Corp. (B)	1,159	258,295
Vertex Pharmaceuticals, Inc. (B)	4,096	1,483,203
Health care equipment and supplies – 2.4%
Abbott Laboratories	23,862	2,256,152
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (B)	1,206	222,616
Baxter International, Inc.	12,350	400,511
Becton, Dickinson and Company	5,179	1,309,148
Boston Scientific Corp. (B)	22,315	1,142,305
Dentsply Sirona, Inc.	7,937	241,364
DexCom, Inc. (B)	7,738	687,367
Edwards Lifesciences Corp. (B)	10,827	689,896
GE HealthCare Technologies, Inc.	9,879	657,645
Hologic, Inc. (B)	11,241	743,817
IDEXX Laboratories, Inc. (B)	2,433	971,911
Inspire Medical Systems, Inc. (B)	120	17,659
Insulet Corp. (B)	1,326	175,788
Intuitive Surgical, Inc. (B)	3,949	1,035,507
Medtronic PLC	16,381	1,155,843
Penumbra, Inc. (B)	304	58,110
ResMed, Inc.	5,109	721,493
Shockwave Medical, Inc. (B)	297	61,259
STERIS PLC	3,081	646,948
Stryker Corp.	4,416	1,193,292
Teleflex, Inc.	1,481	273,615
The Cooper Companies, Inc.	1,701	530,287
Zimmer Biomet Holdings, Inc.	7,107	742,042
Health care providers and services – 3.3%
Acadia Healthcare Company, Inc. (B)	779	57,264
agilon health, Inc. (B)(C)	2,471	44,478
Cardinal Health, Inc.	10,121	921,011
Cencora, Inc.	5,801	1,074,055
Centene Corp. (B)	15,299	1,055,325
Chemed Corp.	301	169,358
CVS Health Corp.	21,745	1,500,622
DaVita, Inc. (B)	2,678	206,822
Elevance Health, Inc.	4,305	1,937,637
Encompass Health Corp.	1,371	85,770
HCA Healthcare, Inc.	4,105	928,305
Henry Schein, Inc. (B)	6,699	435,301
Humana, Inc.	3,317	1,737,080
Laboratory Corp. of America Holdings	4,598	918,359
McKesson Corp.	2,704	1,231,293
Molina Healthcare, Inc. (B)	2,448	815,062
Quest Diagnostics, Inc.	6,962	905,756
R1 RCM, Inc. (B)	1,780	20,986
Tenet Healthcare Corp. (B)	1,050	56,385
The Cigna Corp.	5,218	1,613,406
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	11,496	$6,156,798
Universal Health Services, Inc., Class B	3,714	467,555
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	2,505	482,739
Life sciences tools and services – 1.5%
Agilent Technologies, Inc.	8,380	866,241
Avantor, Inc. (B)	18,321	319,335
Bio-Rad Laboratories, Inc., Class A (B)	747	205,634
Bio-Techne Corp.	3,978	217,318
Bruker Corp.	3,450	196,650
Charles River Laboratories International, Inc. (B)	1,704	286,885
Danaher Corp.	8,425	1,617,769
Illumina, Inc. (B)	2,485	271,909
IQVIA Holdings, Inc. (B)	6,037	1,091,671
Medpace Holdings, Inc. (B)	249	60,425
Mettler-Toledo International, Inc. (B)	875	862,050
Repligen Corp. (B)	1,057	142,230
Revvity, Inc.	4,546	376,636
Thermo Fisher Scientific, Inc.	5,419	2,410,209
Waters Corp. (B)	2,405	573,665
West Pharmaceutical Services, Inc.	2,305	733,658
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Company	34,093	1,756,812
Catalent, Inc. (B)	5,221	179,550
Eli Lilly & Company	10,946	6,063,318
Jazz Pharmaceuticals PLC (B)	2,151	273,220
Johnson & Johnson	34,069	5,053,795
Merck & Company, Inc.	34,103	3,502,378
Pfizer, Inc.	88,584	2,707,127
Royalty Pharma PLC, Class A	7,459	200,423
Viatris, Inc.	35,677	317,525
Zoetis, Inc.	7,406	1,162,742
Industrials – 11.8%		79,340,592
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (B)	1,025	209,602
Curtiss-Wright Corp.	393	78,132
General Dynamics Corp.	4,470	1,078,656
HEICO Corp.	1,084	171,716
HEICO Corp., Class A	1,861	236,589
Howmet Aerospace, Inc.	14,630	645,183
Huntington Ingalls Industries, Inc.	1,725	379,190
L3Harris Technologies, Inc.	4,329	776,666
Lockheed Martin Corp.	3,518	1,599,424
Northrop Grumman Corp.	2,288	1,078,632
RTX Corp.	24,017	1,954,744
Textron, Inc.	10,250	779,000
The Boeing Company (B)	6,174	1,153,427
TransDigm Group, Inc. (B)	1,094	905,930
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Woodward, Inc.	519	$64,719
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	5,760	471,341
Expeditors International of Washington, Inc.	7,169	783,213
FedEx Corp.	5,131	1,231,953
GXO Logistics, Inc. (B)	1,159	58,541
United Parcel Service, Inc., Class B	9,179	1,296,534
Building products – 1.1%
A.O. Smith Corp.	4,719	329,197
Advanced Drainage Systems, Inc.	1,774	189,516
Allegion PLC	4,688	461,112
Builders FirstSource, Inc. (B)	6,414	696,047
Carlisle Companies, Inc.	2,464	626,078
Carrier Global Corp.	23,675	1,128,351
Fortune Brands Innovations, Inc.	5,845	326,151
Johnson Controls International PLC	19,858	973,439
Lennox International, Inc.	1,256	465,398
Masco Corp.	9,072	472,560
Owens Corning	5,023	569,458
Trane Technologies PLC	5,501	1,046,895
Trex Company, Inc. (B)	797	44,799
Commercial services and supplies – 0.8%
Cintas Corp.	1,969	998,519
Clean Harbors, Inc. (B)	859	132,003
Copart, Inc. (B)	18,033	784,796
MSA Safety, Inc.	267	42,154
Republic Services, Inc.	6,009	892,276
Rollins, Inc.	8,534	320,964
Tetra Tech, Inc.	1,124	169,623
Veralto Corp. (B)	2,821	194,649
Vestis Corp. (B)	5,017	76,710
Waste Management, Inc.	10,613	1,744,034
Construction and engineering – 0.2%
AECOM	4,380	335,289
EMCOR Group, Inc.	766	158,294
MasTec, Inc. (B)	802	47,671
Quanta Services, Inc.	4,462	745,689
WillScot Mobile Mini Holdings Corp. (B)	5,257	207,178
Electrical equipment – 0.9%
AMETEK, Inc.	8,485	1,194,433
Eaton Corp. PLC	6,462	1,343,514
Emerson Electric Company	12,746	1,134,012
Generac Holdings, Inc. (B)	1,350	113,495
Hubbell, Inc.	2,054	554,785
nVent Electric PLC	2,048	98,570
Regal Rexnord Corp.	1,477	174,892
Rockwell Automation, Inc.	4,644	1,220,490
Vertiv Holdings Company	4,527	177,775
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation – 1.2%
Avis Budget Group, Inc. (B)	475	$77,330
CSX Corp.	46,913	1,400,353
J.B. Hunt Transport Services, Inc.	4,539	780,118
Knight-Swift Transportation Holdings, Inc.	5,213	254,864
Norfolk Southern Corp.	6,265	1,195,299
Old Dominion Freight Line, Inc.	2,302	867,071
Saia, Inc. (B)	399	143,038
Uber Technologies, Inc. (B)	16,388	709,273
U-Haul Holding Company (B)(C)	361	17,732
U-Haul Holding Company, Series N	3,375	159,334
Union Pacific Corp.	10,112	2,099,352
XPO, Inc. (B)	1,197	90,745
Industrial conglomerates – 0.6%
3M Company	9,892	899,677
General Electric Company	12,233	1,328,871
Honeywell International, Inc.	10,020	1,836,265
Machinery – 2.6%
AGCO Corp.	2,033	233,104
Caterpillar, Inc.	9,221	2,084,407
Cummins, Inc.	5,859	1,267,302
Deere & Company	5,056	1,847,260
Donaldson Company, Inc.	1,812	104,480
Dover Corp.	6,693	869,755
Fortive Corp.	11,531	752,744
Graco, Inc.	5,343	397,252
IDEX Corp.	2,703	517,381
Illinois Tool Works, Inc.	6,488	1,454,091
Ingersoll Rand, Inc.	12,569	762,687
ITT, Inc.	1,240	115,754
Lincoln Electric Holdings, Inc.	2,167	378,792
Nordson Corp.	1,655	351,836
Otis Worldwide Corp.	10,771	831,629
PACCAR, Inc.	17,938	1,480,423
Parker-Hannifin Corp.	3,105	1,145,466
Pentair PLC	6,202	360,460
Snap-on, Inc.	2,243	578,559
Stanley Black & Decker, Inc.	6,327	538,111
The Middleby Corp. (B)	1,694	191,202
The Toro Company	3,703	299,351
Wabtec Corp.	5,812	616,188
Xylem, Inc.	6,632	620,357
Passenger airlines – 0.1%
American Airlines Group, Inc. (B)(C)	5,581	62,228
Delta Air Lines, Inc.	6,356	198,625
Southwest Airlines Company	6,708	149,119
United Airlines Holdings, Inc. (B)	4,016	140,600
Professional services – 1.3%
Automatic Data Processing, Inc.	6,423	1,401,627
Booz Allen Hamilton Holding Corp.	5,396	647,142
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Broadridge Financial Solutions, Inc.	4,244	$724,196
CACI International, Inc., Class A (B)	345	112,042
Ceridian HCM Holding, Inc. (B)	4,047	259,048
Equifax, Inc.	4,446	753,908
Genpact, Ltd.	6,498	217,943
Jacobs Solutions, Inc.	1,792	238,874
KBR, Inc.	2,402	139,676
Leidos Holdings, Inc.	5,447	539,907
Paychex, Inc.	7,471	829,655
Paycom Software, Inc.	1,436	351,777
Paylocity Holding Corp. (B)	920	165,048
Robert Half, Inc.	4,902	366,523
SS&C Technologies Holdings, Inc.	8,261	415,115
TransUnion	6,420	281,710
Verisk Analytics, Inc.	5,370	1,220,923
Trading companies and distributors – 0.8%
Core & Main, Inc., Class A (B)	1,035	31,133
Fastenal Company	20,600	1,201,804
Ferguson PLC	2,602	390,820
SiteOne Landscape Supply, Inc. (B)	430	59,241
United Rentals, Inc.	4,060	1,649,456
W.W. Grainger, Inc.	2,067	1,508,559
Watsco, Inc.	1,032	360,054
WESCO International, Inc.	951	121,918
Information technology – 22.3%		149,693,824
Communications equipment – 1.0%
Arista Networks, Inc. (B)	6,587	1,319,837
Cisco Systems, Inc.	63,908	3,331,524
F5, Inc. (B)	2,403	364,271
Juniper Networks, Inc.	14,769	397,581
Motorola Solutions, Inc.	3,366	937,296
Ubiquiti, Inc.	190	23,076
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	17,887	1,440,798
Arrow Electronics, Inc. (B)	4,016	455,455
CDW Corp.	5,048	1,011,619
Cognex Corp.	4,877	175,523
Corning, Inc.	32,841	878,825
Flex, Ltd. (B)	23,071	593,386
Jabil, Inc.	5,391	662,015
Keysight Technologies, Inc. (B)	7,158	873,634
TD SYNNEX Corp.	863	79,120
TE Connectivity, Ltd.	10,148	1,195,942
Teledyne Technologies, Inc. (B)	1,460	546,901
Trimble, Inc. (B)	8,633	406,873
Zebra Technologies Corp., Class A (B)	1,893	396,451
IT services – 1.7%
Accenture PLC, Class A	9,111	2,706,787
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Akamai Technologies, Inc. (B)	6,622	$684,251
Amdocs, Ltd.	6,200	496,992
Cloudflare, Inc., Class A (B)	4,486	254,311
Cognizant Technology Solutions Corp., Class A	17,302	1,115,460
EPAM Systems, Inc. (B)	1,537	334,405
Gartner, Inc. (B)	3,099	1,028,992
Globant SA (B)	877	149,344
GoDaddy, Inc., Class A (B)	4,261	312,033
IBM Corp.	16,069	2,324,220
MongoDB, Inc. (B)	1,182	407,305
Okta, Inc. (B)	2,980	200,882
Snowflake, Inc., Class A (B)	2,173	315,367
Twilio, Inc., Class A (B)	3,490	178,897
VeriSign, Inc. (B)	3,254	649,694
Semiconductors and semiconductor equipment – 5.6%
Advanced Micro Devices, Inc. (B)	20,724	2,041,314
Allegro MicroSystems, Inc. (B)	1,027	26,661
Analog Devices, Inc.	8,695	1,367,984
Applied Materials, Inc.	16,423	2,173,584
Broadcom, Inc.	5,950	5,006,152
Enphase Energy, Inc. (B)	3,091	245,982
Entegris, Inc.	4,754	418,542
First Solar, Inc. (B)	3,063	436,324
GLOBALFOUNDRIES, Inc. (B)(C)	1,672	82,965
Intel Corp.	67,314	2,456,961
KLA Corp.	3,874	1,819,618
Lam Research Corp.	3,188	1,875,245
Lattice Semiconductor Corp. (B)	2,933	163,104
Marvell Technology, Inc.	22,370	1,056,311
Microchip Technology, Inc.	19,720	1,405,839
Micron Technology, Inc.	19,868	1,328,573
Monolithic Power Systems, Inc.	1,270	561,010
NVIDIA Corp.	19,046	7,766,959
NXP Semiconductors NV	4,779	824,043
ON Semiconductor Corp. (B)	13,434	841,506
Qorvo, Inc. (B)	4,319	377,567
Qualcomm, Inc.	18,894	2,059,257
Skyworks Solutions, Inc.	7,066	612,905
SolarEdge Technologies, Inc. (B)	1,268	96,305
Teradyne, Inc.	6,884	573,231
Texas Instruments, Inc.	14,838	2,107,144
Universal Display Corp.	423	58,873
Software – 8.2%
Adobe, Inc. (B)	4,950	2,633,697
ANSYS, Inc. (B)	2,919	812,241
AppLovin Corp., Class A (B)	1,844	67,195
Aspen Technology, Inc. (B)	1,108	196,947
Atlassian Corp., Class A (B)	1,698	306,727
Autodesk, Inc. (B)	3,324	656,922
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Bentley Systems, Inc., Class B	3,460	$168,294
BILL Holdings, Inc. (B)	1,647	150,355
Cadence Design Systems, Inc. (B)	5,666	1,358,990
Confluent, Inc., Class A (B)	1,644	47,528
Crowdstrike Holdings, Inc., Class A (B)	2,959	523,062
Datadog, Inc., Class A (B)	3,866	314,963
DocuSign, Inc. (B)	2,679	104,160
Dolby Laboratories, Inc., Class A	2,177	176,206
Dropbox, Inc., Class A (B)	7,084	186,309
Dynatrace, Inc. (B)	4,594	205,398
Fair Isaac Corp. (B)	831	702,918
Fortinet, Inc. (B)	13,502	771,909
Gen Digital, Inc.	23,541	392,193
Gitlab, Inc., Class A (B)	973	42,111
Guidewire Software, Inc. (B)	778	70,121
HubSpot, Inc. (B)	992	420,380
Intuit, Inc.	3,816	1,888,729
Manhattan Associates, Inc. (B)	1,791	349,209
Microsoft Corp.	88,614	29,961,277
Nutanix, Inc., Class A (B)	1,220	44,152
Oracle Corp.	20,406	2,109,980
Palantir Technologies, Inc., Class A (B)	20,415	302,142
Palo Alto Networks, Inc. (B)	4,098	995,896
Procore Technologies, Inc. (B)	1,260	76,973
PTC, Inc. (B)	3,413	479,253
Roper Technologies, Inc.	2,145	1,047,983
Salesforce, Inc. (B)	10,400	2,088,632
Samsara, Inc., Class A (B)	1,821	42,010
ServiceNow, Inc. (B)	1,835	1,067,695
Splunk, Inc. (B)	3,329	489,896
Synopsys, Inc. (B)	3,521	1,652,898
Tyler Technologies, Inc. (B)	1,327	494,838
UiPath, Inc., Class A (B)	4,883	75,833
Unity Software, Inc. (B)	3,457	87,704
VMware, Inc., Class A (B)	4,031	587,115
Workday, Inc., Class A (B)	2,708	573,311
Zoom Video Communications, Inc., Class A (B)	3,036	182,099
Zscaler, Inc. (B)	1,519	241,050
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	154,606	26,402,067
Dell Technologies, Inc., Class C	6,556	438,662
Hewlett Packard Enterprise Company	43,794	673,552
HP, Inc.	32,921	866,810
NetApp, Inc.	10,933	795,704
Pure Storage, Inc., Class A (B)	4,319	146,025
Seagate Technology Holdings PLC	7,785	531,326
Super Micro Computer, Inc. (B)	556	133,145
Western Digital Corp. (B)	13,106	526,206
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials – 4.0%		$27,020,852
Chemicals – 2.2%
Air Products & Chemicals, Inc.	4,193	1,184,271
Albemarle Corp.	3,606	457,169
Celanese Corp.	4,605	527,319
CF Industries Holdings, Inc.	8,853	706,292
Corteva, Inc.	18,498	890,494
Dow, Inc.	25,876	1,250,846
DuPont de Nemours, Inc.	14,400	1,049,472
Eastman Chemical Company	5,936	443,597
Ecolab, Inc.	4,782	802,133
FMC Corp.	4,943	262,968
International Flavors & Fragrances, Inc.	7,269	496,836
Linde PLC	5,855	2,237,547
LyondellBasell Industries NV, Class A	11,942	1,077,646
Olin Corp.	4,774	203,945
PPG Industries, Inc.	8,892	1,091,671
RPM International, Inc.	5,029	458,997
The Mosaic Company	14,576	473,428
The Sherwin-Williams Company	5,423	1,291,813
Westlake Corp.	1,576	181,807
Construction materials – 0.3%
Martin Marietta Materials, Inc.	2,192	896,396
Vulcan Materials Company	4,442	872,809
Containers and packaging – 0.7%
Amcor PLC	54,511	484,603
AptarGroup, Inc.	2,295	280,610
Avery Dennison Corp.	3,022	526,040
Ball Corp.	12,928	622,483
Berry Global Group, Inc.	6,108	335,940
Crown Holdings, Inc.	5,242	422,505
Graphic Packaging Holding Company	5,856	125,963
International Paper Company	19,739	665,796
Packaging Corp. of America	4,333	663,166
Westrock Company	9,950	357,504
Metals and mining – 0.8%
Cleveland-Cliffs, Inc. (B)	16,405	275,276
Freeport-McMoRan, Inc.	30,764	1,039,208
Newmont Corp.	22,566	845,548
Nucor Corp.	9,991	1,476,570
Reliance Steel & Aluminum Company	2,922	743,298
Royal Gold, Inc.	1,062	110,798
Southern Copper Corp.	2,295	162,716
Steel Dynamics, Inc.	9,627	1,025,372
Real estate – 2.9%		19,183,087
Diversified REITs – 0.0%
WP Carey, Inc.	4,687	251,458
Health care REITs – 0.2%
Healthcare Realty Trust, Inc.	2,464	35,358
Healthpeak Properties, Inc.	13,316	207,064
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs (continued)
Omega Healthcare Investors, Inc.	2,859	$94,633
Ventas, Inc.	9,988	424,090
Welltower, Inc.	9,523	796,218
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	18,351	284,073
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	5,264	138,022
EastGroup Properties, Inc.	733	119,662
First Industrial Realty Trust, Inc.	727	30,752
Prologis, Inc.	11,743	1,183,107
Rexford Industrial Realty, Inc.	3,420	147,881
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	3,521	327,911
Boston Properties, Inc.	3,985	213,476
Real estate management and development – 0.3%
CBRE Group, Inc., Class A (B)	15,302	1,061,041
CoStar Group, Inc. (B)	10,479	769,263
Jones Lang LaSalle, Inc. (B)	2,234	285,773
Zillow Group, Inc., Class A (B)	796	28,282
Zillow Group, Inc., Class C (B)	3,510	127,238
Residential REITs – 0.5%
American Homes 4 Rent, Class A	7,375	241,458
AvalonBay Communities, Inc.	3,488	578,101
Camden Property Trust	2,522	214,067
Equity LifeStyle Properties, Inc.	4,393	289,059
Equity Residential	8,771	485,299
Essex Property Trust, Inc.	1,651	353,182
Invitation Homes, Inc.	14,113	419,015
Mid-America Apartment Communities, Inc.	2,922	345,234
Sun Communities, Inc.	2,941	327,157
UDR, Inc.	7,683	244,396
Retail REITs – 0.4%
Brixmor Property Group, Inc.	1,632	33,929
Federal Realty Investment Trust	1,984	180,921
Kimco Realty Corp.	12,110	217,253
NNN REIT, Inc.	4,659	169,261
Realty Income Corp.	13,564	642,662
Regency Centers Corp.	4,236	255,261
Simon Property Group, Inc.	7,252	796,922
Specialized REITs – 1.0%
American Tower Corp.	4,978	887,030
Crown Castle, Inc.	5,336	496,141
CubeSmart	5,342	182,109
Digital Realty Trust, Inc.	6,425	799,013
Equinix, Inc.	1,173	855,868
Extra Space Storage, Inc.	4,465	462,529
Gaming and Leisure Properties, Inc.	6,010	272,794
Iron Mountain, Inc.	7,232	427,194
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs (continued)
Lamar Advertising Company, Class A	2,184	$179,678
Public Storage	1,955	466,678
SBA Communications Corp.	2,462	513,647
VICI Properties, Inc.	21,964	612,796
Weyerhaeuser Company	24,717	709,131
Utilities – 3.9%		26,064,244
Electric utilities – 2.3%
Alliant Energy Corp.	9,789	477,605
American Electric Power Company, Inc.	15,588	1,177,518
Avangrid, Inc.	2,123	63,414
Constellation Energy Corp.	6,155	695,023
Duke Energy Corp.	14,799	1,315,483
Edison International	17,061	1,075,867
Entergy Corp.	10,997	1,051,203
Evergy, Inc.	11,191	549,926
Eversource Energy	13,732	738,644
Exelon Corp.	40,015	1,558,184
FirstEnergy Corp.	20,881	743,364
NextEra Energy, Inc.	18,947	1,104,610
NRG Energy, Inc.	6,534	276,911
OGE Energy Corp.	3,753	128,353
PG&E Corp. (B)	52,701	859,026
Pinnacle West Capital Corp.	5,743	426,016
PPL Corp.	34,742	853,611
The Southern Company	18,406	1,238,724
Xcel Energy, Inc.	19,796	1,173,309
Gas utilities – 0.1%
Atmos Energy Corp.	4,742	510,524
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	3,148	71,648
The AES Corp.	29,595	440,966
Vistra Corp.	14,147	462,890
Multi-utilities – 1.2%
Ameren Corp.	11,304	855,826
CenterPoint Energy, Inc.	27,557	740,732
CMS Energy Corp.	11,289	613,444
Consolidated Edison, Inc.	15,256	1,339,324
Dominion Energy, Inc.	10,691	431,061
DTE Energy Company	8,174	787,810
NiSource, Inc.	19,472	489,916
Public Service Enterprise Group, Inc.	20,771	1,280,532
Sempra	11,472	803,384
WEC Energy Group, Inc.	10,634	865,501
Water utilities – 0.1%
American Water Works Company, Inc.	5,529	650,487
Essential Utilities, Inc.	6,378	213,408
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$833,009
(Cost $833,013)
Short-term funds – 0.1%		833,009
John Hancock Collateral Trust, 5.5153% (D)(E)	21,367	$213,595

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2868% (D)	619,414	619,414
Total investments (Multifactor Large Cap ETF) (Cost $644,323,393) 100.0%		$671,975,165
Other assets and liabilities, net 0.0%		23,189
Total net assets 100.0%		$671,998,354

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 10-31-23.
(D)	The rate shown is the annualized seven-day yield as of 10-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 10-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$2,980,271,851
(Cost $2,975,077,348)
Communication services – 3.0%		89,493,572
Diversified telecommunication services – 0.1%
GCI Liberty, Inc. (A)(B)	32,082	0
Iridium Communications, Inc.	64,287	2,381,833
Entertainment – 0.8%
Endeavor Group Holdings, Inc., Class A	75,725	1,723,501
Live Nation Entertainment, Inc. (B)	40,789	3,263,936
ROBLOX Corp., Class A (B)	32,681	1,039,583
Roku, Inc. (B)	30,298	1,804,852
Spotify Technology SA (B)	9,789	1,612,836
Take-Two Interactive Software, Inc. (B)	71,227	9,526,611
TKO Group Holdings, Inc.	22,023	1,805,446
Warner Brothers Discovery, Inc. (B)	356,305	3,541,672
Warner Music Group Corp., Class A	37,829	1,184,048
Interactive media and services – 0.3%
Match Group, Inc. (B)	68,251	2,361,485
Pinterest, Inc., Class A (B)	109,995	3,286,651
Snap, Inc., Class A (B)	128,757	1,288,858
ZoomInfo Technologies, Inc. (B)	64,405	834,689
Media – 1.8%
Fox Corp., Class A	147,921	4,495,319
Fox Corp., Class B	64,132	1,789,924
Liberty Broadband Corp., Series A (B)	8,382	698,388
36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series C (B)	53,112	$4,424,761
News Corp., Class A	298,511	6,173,207
News Corp., Class B	87,563	1,877,351
Nexstar Media Group, Inc.	34,733	4,865,399
Omnicom Group, Inc.	102,171	7,653,630
Paramount Global, Class A	2,462	34,222
Paramount Global, Class B	170,784	1,858,130
Sirius XM Holdings, Inc. (C)	193,680	828,950
The Interpublic Group of Companies, Inc.	274,967	7,809,063
The New York Times Company, Class A	92,814	3,741,332
The Trade Desk, Inc., Class A (B)	106,932	7,587,895
Consumer discretionary – 12.1%		361,241,311
Automobile components – 0.8%
Autoliv, Inc.	64,752	5,934,521
BorgWarner, Inc.	180,451	6,658,642
Gentex Corp.	165,191	4,737,678
Lear Corp.	45,896	5,955,465
Automobiles – 0.2%
Harley-Davidson, Inc.	117,450	3,153,533
Thor Industries, Inc.	19,715	1,733,540
Broadline retail – 0.4%
Dillard’s, Inc., Class A	2,584	802,203
eBay, Inc.	181,814	7,132,563
Etsy, Inc. (B)	42,837	2,668,745
Distributors – 0.7%
Genuine Parts Company	62,815	8,094,341
LKQ Corp.	140,228	6,158,814
Pool Corp.	18,678	5,897,952
Diversified consumer services – 0.5%
ADT, Inc.	240,797	1,362,911
Bright Horizons Family Solutions, Inc. (B)	14,229	1,053,800
Duolingo, Inc. (B)	6,065	885,793
H&R Block, Inc.	73,018	2,997,389
Service Corp. International	144,100	7,841,922
Hotels, restaurants and leisure – 2.6%
Aramark	170,994	4,604,868
Boyd Gaming Corp.	47,399	2,618,795
Caesars Entertainment, Inc. (B)	112,919	4,504,339
Carnival Corp. (B)	226,800	2,599,128
Choice Hotels International, Inc.	20,264	2,239,172
Churchill Downs, Inc.	33,794	3,711,933
Darden Restaurants, Inc.	55,022	8,007,352
Domino’s Pizza, Inc.	13,893	4,709,588
DraftKings, Inc., Class A (B)	93,141	2,572,554
Dutch Bros, Inc., Class A (B)	7,405	180,238
Expedia Group, Inc. (B)	43,049	4,102,139
Hilton Grand Vacations, Inc. (B)	36,067	1,296,609
Hyatt Hotels Corp., Class A (C)	24,568	2,516,746
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Light & Wonder, Inc. (B)	41,030	$2,999,703
MGM Resorts International	127,222	4,442,592
Norwegian Cruise Line Holdings, Ltd. (B)(C)	208,062	2,829,643
Planet Fitness, Inc., Class A (B)	37,066	2,048,638
Royal Caribbean Cruises, Ltd. (B)	65,283	5,531,429
Texas Roadhouse, Inc.	36,656	3,722,050
Vail Resorts, Inc.	24,590	5,219,228
Wingstop, Inc.	1,412	258,071
Wyndham Hotels & Resorts, Inc.	57,667	4,175,091
Wynn Resorts, Ltd.	42,069	3,692,817
Household durables – 2.6%
D.R. Horton, Inc.	160,126	16,717,150
Garmin, Ltd.	57,300	5,874,969
Lennar Corp., A Shares	112,704	12,023,263
Lennar Corp., B Shares	6,222	613,551
Mohawk Industries, Inc. (B)	32,933	2,647,155
NVR, Inc. (B)	1,775	9,607,401
PulteGroup, Inc.	159,880	11,765,569
Taylor Morrison Home Corp. (B)	46,835	1,794,717
Tempur Sealy International, Inc.	66,969	2,674,072
Toll Brothers, Inc.	82,781	5,853,445
TopBuild Corp. (B)	22,006	5,034,093
Whirlpool Corp.	41,306	4,318,955
Leisure products – 0.5%
Brunswick Corp.	63,273	4,395,575
Hasbro, Inc.	79,279	3,579,447
Mattel, Inc. (B)	232,023	4,426,999
Polaris, Inc.	41,894	3,620,479
Specialty retail – 2.8%
AutoNation, Inc. (B)	49,198	6,399,676
Bath & Body Works, Inc.	96,642	2,865,435
Best Buy Company, Inc.	112,425	7,512,239
Burlington Stores, Inc. (B)	29,570	3,578,857
CarMax, Inc. (B)	88,374	5,398,768
Carvana Company (B)	16,972	458,244
Chewy, Inc., Class A (B)	8,917	172,366
Dick’s Sporting Goods, Inc.	49,346	5,277,555
Five Below, Inc. (B)	29,176	5,076,040
Floor & Decor Holdings, Inc., Class A (B)(C)	52,785	4,349,484
Lithia Motors, Inc.	20,752	5,026,342
Murphy USA, Inc.	10,693	3,878,244
Penske Automotive Group, Inc.	16,622	2,378,276
RH (B)	10,052	2,190,934
Tractor Supply Company	51,137	9,846,941
Ulta Beauty, Inc. (B)	22,523	8,588,245
Valvoline, Inc.	84,906	2,519,161
Wayfair, Inc., Class A (B)	15,028	640,343
Williams-Sonoma, Inc. (C)	57,678	8,665,543
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (B)	95,901	$4,908,213
Crocs, Inc. (B)	32,908	2,939,343
Deckers Outdoor Corp. (B)	12,423	7,417,276
Levi Strauss & Company, Class A	57,082	780,311
PVH Corp.	19,584	1,456,070
Ralph Lauren Corp.	26,797	3,015,466
Skechers USA, Inc., Class A (B)	87,886	4,237,863
Tapestry, Inc.	183,770	5,064,701
Consumer staples – 4.5%		135,556,210
Beverages – 0.3%
Celsius Holdings, Inc. (B)	10,291	1,565,158
Coca-Cola Consolidated, Inc.	1,812	1,153,175
Molson Coors Beverage Company, Class B	93,347	5,392,656
Consumer staples distribution and retail – 1.6%
Albertsons Companies, Inc., Class A	144,547	3,136,670
BJ’s Wholesale Club Holdings, Inc. (B)	81,542	5,554,641
Casey’s General Stores, Inc.	25,794	7,013,647
Dollar Tree, Inc. (B)	98,651	10,959,140
Performance Food Group Company (B)	94,877	5,480,096
The Kroger Company	181,712	8,244,273
U.S. Foods Holding Corp. (B)	166,326	6,476,734
Food products – 2.1%
Bunge, Ltd.	86,313	9,147,452
Campbell Soup Company	97,625	3,945,026
Conagra Brands, Inc.	174,116	4,763,814
Darling Ingredients, Inc. (B)	112,466	4,981,119
Flowers Foods, Inc.	100,772	2,209,930
Hormel Foods Corp.	77,452	2,521,063
Ingredion, Inc.	50,375	4,714,093
Kellanova	82,874	4,182,651
Lamb Weston Holdings, Inc.	72,354	6,497,389
McCormick & Company, Inc.	78,073	4,988,865
Pilgrim’s Pride Corp. (B)	35,789	912,620
Post Holdings, Inc. (B)	44,178	3,546,610
The J.M. Smucker Company	44,345	5,048,235
Tyson Foods, Inc., Class A	102,726	4,761,350
WK Kellogg Company (B)	20,683	207,244
Household products – 0.4%
Church & Dwight Company, Inc.	82,998	7,547,838
Reynolds Consumer Products, Inc.	34,583	879,446
The Clorox Company	43,815	5,157,026
Personal care products – 0.1%
BellRing Brands, Inc. (B)	32,402	1,416,939
Coty, Inc., Class A (B)	209,336	1,961,478
e.l.f. Beauty, Inc. (B)	12,845	1,189,832
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy – 5.9%		$174,713,660
Energy equipment and services – 1.1%
Baker Hughes Company	280,543	9,656,290
ChampionX Corp.	59,722	1,839,438
Halliburton Company	250,909	9,870,760
Noble Corp. PLC	29,857	1,394,023
NOV, Inc.	171,298	3,419,108
TechnipFMC PLC	117,049	2,518,894
Transocean, Ltd. (B)	215,977	1,429,768
Valaris, Ltd. (B)	10,759	710,524
Weatherford International PLC (B)	23,309	2,169,835
Oil, gas and consumable fuels – 4.8%
Antero Midstream Corp.	85,046	1,049,468
Antero Resources Corp. (B)	152,296	4,483,594
APA Corp.	157,188	6,243,507
Cheniere Energy, Inc.	68,422	11,386,789
Chesapeake Energy Corp. (C)	96,997	8,349,502
Chord Energy Corp.	23,263	3,845,839
Civitas Resources, Inc.	46,825	3,532,010
Coterra Energy, Inc.	331,078	9,104,645
Diamondback Energy, Inc.	81,465	13,060,469
DT Midstream, Inc.	34,508	1,862,397
EnLink Midstream LLC (B)	74,472	915,261
EQT Corp.	162,847	6,901,456
HF Sinclair Corp.	90,571	5,015,822
Kinetik Holdings, Inc. (C)	4,111	145,694
Magnolia Oil & Gas Corp., Class A	12,194	273,755
Marathon Oil Corp.	330,569	9,027,839
Matador Resources Company	64,252	3,963,706
Murphy Oil Corp.	100,643	4,515,851
New Fortress Energy, Inc. (C)	18,134	549,460
ONEOK, Inc.	139,370	9,086,924
Ovintiv, Inc.	169,843	8,152,464
PBF Energy, Inc., Class A	84,224	4,003,167
Permian Resources Corp.	68,680	1,000,668
Range Resources Corp.	145,456	5,213,143
Southwestern Energy Company (B)	827,410	5,899,433
Targa Resources Corp.	100,176	8,375,715
Texas Pacific Land Corp.	3,113	5,746,442
Financials – 14.0%		417,016,980
Banks – 3.1%
BOK Financial Corp.	16,593	1,087,173
Citizens Financial Group, Inc.	203,105	4,758,750
Comerica, Inc.	83,618	3,294,549
Commerce Bancshares, Inc.	74,366	3,261,693
Cullen/Frost Bankers, Inc.	32,462	2,953,717
East West Bancorp, Inc.	96,826	5,191,810
Fifth Third Bancorp	311,003	7,373,881
First Citizens BancShares, Inc., Class A	6,232	8,604,772
First Horizon Corp.	249,187	2,678,760
Huntington Bancshares, Inc.	604,566	5,834,062
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
KeyCorp	424,835	$4,341,814
M&T Bank Corp.	69,665	7,854,729
New York Community Bancorp, Inc.	460,743	4,367,844
Pinnacle Financial Partners, Inc.	41,812	2,607,396
Popular, Inc.	45,488	2,958,540
Prosperity Bancshares, Inc.	52,181	2,845,952
Regions Financial Corp.	458,901	6,667,832
SouthState Corp.	35,799	2,366,314
Webster Financial Corp.	109,684	4,164,701
Western Alliance Bancorp	74,028	3,042,551
Wintrust Financial Corp.	34,975	2,612,283
Zions Bancorp NA	115,430	3,561,016
Capital markets – 4.0%
Affiliated Managers Group, Inc.	22,451	2,756,085
Ameriprise Financial, Inc.	44,826	14,100,915
Ares Management Corp., Class A	42,986	4,237,990
Cboe Global Markets, Inc.	22,240	3,644,914
Coinbase Global, Inc., Class A (B)	19,358	1,492,889
Evercore, Inc., Class A	11,617	1,512,301
FactSet Research Systems, Inc.	18,016	7,780,930
Franklin Resources, Inc.	146,157	3,330,918
Hamilton Lane, Inc., Class A	10,779	906,729
Houlihan Lokey, Inc.	27,389	2,753,142
Interactive Brokers Group, Inc., Class A	40,401	3,234,908
Invesco, Ltd.	282,259	3,660,899
Jefferies Financial Group, Inc.	124,414	4,003,643
LPL Financial Holdings, Inc.	38,616	8,670,064
MarketAxess Holdings, Inc.	18,033	3,854,554
Morningstar, Inc.	12,504	3,166,513
Nasdaq, Inc.	152,537	7,565,835
Northern Trust Corp.	78,751	5,190,478
Raymond James Financial, Inc.	82,795	7,901,955
Robinhood Markets, Inc., Class A (B)	269,345	2,461,813
SEI Investments Company	79,474	4,264,575
State Street Corp.	123,549	7,984,972
Stifel Financial Corp.	72,758	4,147,206
T. Rowe Price Group, Inc.	55,122	4,988,541
The Carlyle Group, Inc.	95,158	2,620,651
Tradeweb Markets, Inc., Class A	23,710	2,134,137
Consumer finance – 0.8%
Ally Financial, Inc.	275,781	6,671,142
Credit Acceptance Corp. (B)	5,289	2,128,452
Discover Financial Services	74,285	6,097,313
SoFi Technologies, Inc. (B)(C)	54,238	409,497
Synchrony Financial	275,047	7,715,068
Financial services – 1.1%
Affirm Holdings, Inc. (B)(C)	44,344	780,898
Corebridge Financial, Inc.	83,161	1,663,220
Equitable Holdings, Inc.	295,942	7,863,179
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Financial services (continued)
Essent Group, Ltd.	35,322	$1,668,611
FleetCor Technologies, Inc. (B)	28,985	6,526,552
Jack Henry & Associates, Inc.	38,432	5,418,528
Rocket Companies, Inc., Class A (B)(C)	19,988	147,711
The Western Union Company	27,380	309,120
Toast, Inc., Class A (B)	89,805	1,435,982
Voya Financial, Inc.	67,855	4,530,678
WEX, Inc. (B)	25,041	4,168,826
Insurance – 5.0%
American Financial Group, Inc.	52,868	5,781,644
Arch Capital Group, Ltd. (B)	135,801	11,771,231
Assurant, Inc.	34,992	5,210,309
Brown & Brown, Inc.	87,639	6,083,899
Cincinnati Financial Corp.	57,607	5,741,690
CNA Financial Corp.	15,181	613,312
Erie Indemnity Company, Class A	11,442	3,160,166
Everest Group, Ltd.	15,187	6,008,281
Fidelity National Financial, Inc.	205,210	8,021,659
First American Financial Corp.	75,064	3,861,292
Globe Life, Inc.	62,353	7,255,395
Kinsale Capital Group, Inc.	10,027	3,348,116
Loews Corp.	95,542	6,115,643
Markel Group, Inc. (B)	4,879	7,174,667
Old Republic International Corp.	203,763	5,579,031
Primerica, Inc.	18,342	3,506,257
Principal Financial Group, Inc.	120,530	8,157,470
Reinsurance Group of America, Inc.	44,227	6,610,610
RenaissanceRe Holdings, Ltd.	26,004	5,710,218
RLI Corp.	18,561	2,473,068
Selective Insurance Group, Inc.	19,393	2,019,005
The Hartford Financial Services Group, Inc.	181,489	13,330,367
Unum Group	107,948	5,278,657
W.R. Berkley Corp.	89,366	6,025,056
Willis Towers Watson PLC	41,746	9,847,464
Health care – 10.4%		309,850,475
Biotechnology – 1.7%
Alnylam Pharmaceuticals, Inc. (B)	32,423	4,921,811
Apellis Pharmaceuticals, Inc. (B)	23,972	1,166,478
BioMarin Pharmaceutical, Inc. (B)	72,408	5,897,632
Exact Sciences Corp. (B)	60,100	3,701,559
Exelixis, Inc. (B)	222,942	4,590,376
Halozyme Therapeutics, Inc. (B)	68,341	2,314,710
Incyte Corp. (B)	64,853	3,497,522
Ionis Pharmaceuticals, Inc. (B)	25,344	1,121,979
Karuna Therapeutics, Inc. (B)	7,512	1,251,574
Natera, Inc. (B)	30,928	1,220,728
Neurocrine Biosciences, Inc. (B)	47,027	5,217,175
Sarepta Therapeutics, Inc. (B)	26,866	1,808,350
Seagen, Inc. (B)	27,205	5,789,496
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
United Therapeutics Corp. (B)	38,163	$8,505,006
Health care equipment and supplies – 2.5%
ABIOMED, Inc. (A)(B)	18,321	284,342
Align Technology, Inc. (B)	13,744	2,537,005
Dentsply Sirona, Inc.	159,932	4,863,532
Envista Holdings Corp. (B)	109,542	2,549,042
Globus Medical, Inc., Class A (B)	50,077	2,289,020
Hologic, Inc. (B)	141,484	9,361,996
Inspire Medical Systems, Inc. (B)	8,794	1,294,125
Insulet Corp. (B)	19,796	2,624,356
Lantheus Holdings, Inc. (B)	3,094	199,872
Masimo Corp. (B)	28,584	2,319,020
Penumbra, Inc. (B)	14,103	2,695,788
QuidelOrtho Corp. (B)	32,638	1,993,529
ResMed, Inc.	56,939	8,040,926
Shockwave Medical, Inc. (B)	14,454	2,981,282
STERIS PLC	42,929	9,014,231
Teleflex, Inc.	28,202	5,210,320
The Cooper Companies, Inc.	22,154	6,906,510
Zimmer Biomet Holdings, Inc.	85,790	8,957,334
Health care providers and services – 3.2%
Acadia Healthcare Company, Inc. (B)	64,184	4,718,166
agilon health, Inc. (B)(C)	68,816	1,238,688
Cardinal Health, Inc.	99,569	9,060,779
Cencora, Inc.	55,186	10,217,688
Chemed Corp.	9,706	5,461,081
DaVita, Inc. (B)	43,143	3,331,934
Encompass Health Corp.	82,215	5,143,370
HealthEquity, Inc. (B)	42,910	3,075,789
Henry Schein, Inc. (B)	104,696	6,803,146
Laboratory Corp. of America Holdings	53,248	10,635,223
Molina Healthcare, Inc. (B)	29,745	9,903,598
Option Care Health, Inc. (B)	99,925	2,770,920
Quest Diagnostics, Inc.	76,807	9,992,591
R1 RCM, Inc. (B)	90,787	1,070,379
Tenet Healthcare Corp. (B)	65,037	3,492,487
The Ensign Group, Inc.	24,862	2,401,669
Universal Health Services, Inc., Class B	62,279	7,840,303
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	16,514	3,182,413
Life sciences tools and services – 2.0%
10X Genomics, Inc., Class A (B)	16,683	588,576
Avantor, Inc. (B)	301,142	5,248,905
Bio-Rad Laboratories, Inc., Class A (B)	12,588	3,465,225
Bio-Techne Corp.	84,914	4,638,852
Bruker Corp.	72,905	4,155,585
Charles River Laboratories International, Inc. (B)	35,473	5,972,234
Medpace Holdings, Inc. (B)	10,055	2,440,047
Mettler-Toledo International, Inc. (B)	8,473	8,347,600
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Repligen Corp. (B)	26,452	$3,559,381
Revvity, Inc.	62,596	5,186,079
Waters Corp. (B)	22,989	5,483,566
West Pharmaceutical Services, Inc.	29,587	9,417,246
Pharmaceuticals – 0.9%
Catalent, Inc. (B)	97,936	3,368,019
Elanco Animal Health, Inc. (B)	281,859	2,483,178
Intra-Cellular Therapies, Inc. (B)	15,685	780,486
Jazz Pharmaceuticals PLC (B)	44,611	5,666,489
Organon & Company	106,269	1,571,719
Perrigo Company PLC	57,406	1,586,702
Royalty Pharma PLC, Class A	94,097	2,528,386
Viatris, Inc.	887,118	7,895,350
Industrials – 19.3%		574,849,537
Aerospace and defense – 1.4%
Axon Enterprise, Inc. (B)	18,418	3,766,297
BWX Technologies, Inc.	35,515	2,638,054
Curtiss-Wright Corp.	18,805	3,738,622
HEICO Corp.	13,381	2,119,684
HEICO Corp., Class A	21,827	2,774,867
Hexcel Corp.	29,332	1,816,237
Howmet Aerospace, Inc.	155,820	6,871,662
Huntington Ingalls Industries, Inc.	25,805	5,672,455
Textron, Inc.	100,768	7,658,368
Woodward, Inc.	33,630	4,193,661
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	63,767	5,218,054
Expeditors International of Washington, Inc.	76,603	8,368,878
GXO Logistics, Inc. (B)	72,308	3,652,277
Building products – 2.4%
A.O. Smith Corp.	78,021	5,442,745
AAON, Inc.	16,789	914,665
Advanced Drainage Systems, Inc.	39,959	4,268,820
Allegion PLC	54,449	5,355,604
Builders FirstSource, Inc. (B)	82,853	8,991,208
Carlisle Companies, Inc.	31,858	8,094,799
Fortune Brands Innovations, Inc.	99,981	5,578,940
Lennox International, Inc.	16,969	6,287,693
Masco Corp.	121,553	6,331,696
Owens Corning	82,008	9,297,247
Simpson Manufacturing Company, Inc.	15,285	2,035,656
Trex Company, Inc. (B)	57,264	3,218,809
UFP Industries, Inc.	36,079	3,433,638
Zurn Elkay Water Solutions Corp.	39,352	1,041,254
Commercial services and supplies – 0.5%
Clean Harbors, Inc. (B)	32,070	4,928,197
MSA Safety, Inc.	18,115	2,859,996
Rollins, Inc.	91,465	3,439,999
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Tetra Tech, Inc.	25,434	$3,838,245
Vestis Corp. (B)	85,305	1,304,313
Construction and engineering – 1.2%
AECOM	83,202	6,369,113
API Group Corp. (B)	82,822	2,142,605
Comfort Systems USA, Inc.	12,222	2,222,571
EMCOR Group, Inc.	34,731	7,177,161
Fluor Corp. (B)	8,461	281,667
MasTec, Inc. (B)	35,565	2,113,984
Quanta Services, Inc.	55,197	9,224,523
Valmont Industries, Inc.	7,459	1,468,752
WillScot Mobile Mini Holdings Corp. (B)	125,731	4,955,059
Electrical equipment – 2.0%
Acuity Brands, Inc.	19,800	3,207,006
AMETEK, Inc.	94,078	13,243,360
Atkore, Inc. (B)	22,527	2,799,656
Generac Holdings, Inc. (B)	23,475	1,973,543
Hubbell, Inc.	28,191	7,614,389
NEXTracker, Inc., Class A (B)	10,203	354,656
nVent Electric PLC	90,584	4,359,808
Plug Power, Inc. (B)(C)	239,060	1,408,063
Regal Rexnord Corp.	35,408	4,192,661
Rockwell Automation, Inc.	45,502	11,958,381
Sensata Technologies Holding PLC	147,787	4,711,450
Vertiv Holdings Company	79,432	3,119,295
Ground transportation – 1.1%
Avis Budget Group, Inc. (B)	9,910	1,613,348
Hertz Global Holdings, Inc. (B)	133,670	1,126,838
J.B. Hunt Transport Services, Inc.	40,042	6,882,019
Knight-Swift Transportation Holdings, Inc.	112,778	5,513,716
Landstar System, Inc.	23,449	3,863,926
Ryder System, Inc.	7,329	714,871
Saia, Inc. (B)	16,960	6,079,990
Schneider National, Inc., Class B	17,867	452,571
U-Haul Holding Company (B)(C)	7,822	384,217
U-Haul Holding Company, Series N	69,739	3,292,378
XPO, Inc. (B)	38,082	2,886,996
Machinery – 4.4%
AGCO Corp.	49,752	5,704,564
Allison Transmission Holdings, Inc.	35,138	1,771,658
Chart Industries, Inc. (B)	18,463	2,145,954
Crane Company	25,445	2,476,562
Cummins, Inc.	20,517	4,437,827
Donaldson Company, Inc.	86,609	4,993,875
Dover Corp.	70,208	9,123,530
Flowserve Corp.	36,716	1,348,212
Fortive Corp.	101,413	6,620,241
Graco, Inc.	92,664	6,889,568
IDEX Corp.	30,245	5,789,195
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Ingersoll Rand, Inc.	124,665	$7,564,672
ITT, Inc.	54,900	5,124,915
Lincoln Electric Holdings, Inc.	36,697	6,414,636
Nordson Corp.	24,167	5,137,663
Oshkosh Corp.	49,612	4,352,461
Pentair PLC	95,471	5,548,775
RBC Bearings, Inc. (B)	11,701	2,572,348
Snap-on, Inc.	32,896	8,485,194
Stanley Black & Decker, Inc.	62,484	5,314,264
Symbotic, Inc. (B)(C)	1,246	42,401
The Middleby Corp. (B)	36,795	4,153,052
The Timken Company	37,247	2,574,513
The Toro Company	63,542	5,136,735
Wabtec Corp.	82,917	8,790,860
Watts Water Technologies, Inc., Class A	11,208	1,939,096
Xylem, Inc.	75,461	7,058,622
Passenger airlines – 0.2%
Alaska Air Group, Inc. (B)	25,201	797,108
American Airlines Group, Inc. (B)(C)	71,449	796,656
Delta Air Lines, Inc.	62,873	1,964,781
Southwest Airlines Company	50,811	1,129,529
United Airlines Holdings, Inc. (B)	45,766	1,602,268
Professional services – 3.4%
Booz Allen Hamilton Holding Corp.	66,107	7,928,213
Broadridge Financial Solutions, Inc.	53,090	9,059,278
CACI International, Inc., Class A (B)	14,784	4,801,252
Ceridian HCM Holding, Inc. (B)	75,846	4,854,902
Clarivate PLC (B)(C)	132,781	847,143
Dun & Bradstreet Holdings, Inc.	115,094	1,008,223
Equifax, Inc.	40,519	6,870,807
ExlService Holdings, Inc. (B)	56,666	1,479,549
FTI Consulting, Inc. (B)	16,388	3,478,517
Genpact, Ltd.	120,537	4,042,811
Jacobs Solutions, Inc.	30,829	4,109,506
KBR, Inc.	61,194	3,558,431
Leidos Holdings, Inc.	83,815	8,307,743
Parsons Corp. (B)	11,744	664,123
Paycom Software, Inc.	21,062	5,159,558
Paylocity Holding Corp. (B)	17,270	3,098,238
Robert Half, Inc.	82,082	6,137,271
Science Applications International Corp.	30,925	3,378,247
SS&C Technologies Holdings, Inc.	117,941	5,926,535
TransUnion	60,525	2,655,837
TriNet Group, Inc. (B)	23,648	2,429,832
Verisk Analytics, Inc.	50,356	11,448,940
Trading companies and distributors – 2.1%
Applied Industrial Technologies, Inc.	19,539	2,999,432
Beacon Roofing Supply, Inc. (B)	6,145	437,340
Core & Main, Inc., Class A (B)	51,219	1,540,668
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
Fastenal Company	213,656	$12,464,691
MSC Industrial Direct Company, Inc., Class A	18,632	1,765,382
SiteOne Landscape Supply, Inc. (B)	23,100	3,182,487
United Rentals, Inc.	39,513	16,052,947
W.W. Grainger, Inc.	19,849	14,486,396
Watsco, Inc.	13,276	4,631,864
WESCO International, Inc.	41,969	5,380,426
Information technology – 13.5%		403,306,728
Communications equipment – 0.6%
Ciena Corp. (B)	123,652	5,218,114
F5, Inc. (B)	44,217	6,702,855
Juniper Networks, Inc.	244,165	6,572,922
Ubiquiti, Inc. (C)	1,697	206,101
Electronic equipment, instruments and components – 3.3%
Arrow Electronics, Inc. (B)	65,165	7,390,363
CDW Corp.	61,616	12,347,846
Cognex Corp.	100,732	3,625,345
Coherent Corp. (B)	95,207	2,818,127
Corning, Inc.	185,336	4,959,591
Fabrinet (B)	10,868	1,684,540
Flex, Ltd. (B)	459,371	11,815,022
Insight Enterprises, Inc. (B)	12,284	1,760,297
IPG Photonics Corp. (B)	15,485	1,330,162
Jabil, Inc.	89,192	10,952,778
Keysight Technologies, Inc. (B)	83,328	10,170,182
Littelfuse, Inc.	20,353	4,409,885
Novanta, Inc. (B)	16,041	2,118,374
TD SYNNEX Corp.	25,605	2,347,466
Teledyne Technologies, Inc. (B)	19,687	7,374,553
Trimble, Inc. (B)	123,140	5,803,588
Vontier Corp.	11,162	329,949
Zebra Technologies Corp., Class A (B)	28,145	5,894,407
IT services – 2.0%
Akamai Technologies, Inc. (B)	91,494	9,454,075
Amdocs, Ltd.	101,230	8,114,597
Cloudflare, Inc., Class A (B)	47,599	2,698,387
EPAM Systems, Inc. (B)	22,768	4,953,634
Gartner, Inc. (B)	30,265	10,049,191
Globant SA (B)	23,049	3,925,014
GoDaddy, Inc., Class A (B)	74,838	5,480,387
MongoDB, Inc. (B)	12,018	4,141,283
Okta, Inc. (B)	37,718	2,542,570
Twilio, Inc., Class A (B)	62,101	3,183,297
VeriSign, Inc. (B)	31,883	6,365,760
Semiconductors and semiconductor equipment – 2.4%
Allegro MicroSystems, Inc. (B)	32,201	835,938
Amkor Technology, Inc.	85,706	1,787,827
Axcelis Technologies, Inc. (B)	11,091	1,414,103
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Enphase Energy, Inc. (B)	44,842	$3,568,526
Entegris, Inc.	69,061	6,080,130
First Solar, Inc. (B)	54,556	7,771,502
Lattice Semiconductor Corp. (B)	69,719	3,877,074
MACOM Technology Solutions Holdings, Inc. (B)	18,609	1,312,679
MKS Instruments, Inc.	54,202	3,558,903
Monolithic Power Systems, Inc.	18,479	8,162,913
Onto Innovation, Inc. (B)	20,287	2,279,650
Qorvo, Inc. (B)	77,162	6,745,502
Rambus, Inc. (B)	32,485	1,764,910
Skyworks Solutions, Inc.	85,095	7,381,140
SolarEdge Technologies, Inc. (B)	22,473	1,706,824
Teradyne, Inc.	84,072	7,000,675
Universal Display Corp.	30,856	4,294,538
Wolfspeed, Inc. (B)	58,190	1,969,150
Software – 3.9%
Altair Engineering, Inc., Class A (B)	13,208	820,481
ANSYS, Inc. (B)	37,403	10,407,759
Appfolio, Inc., Class A (B)	3,383	634,549
AppLovin Corp., Class A (B)	44,675	1,627,957
Aspen Technology, Inc. (B)	20,059	3,565,487
Bentley Systems, Inc., Class B	65,454	3,183,683
BILL Holdings, Inc. (B)	43,417	3,963,538
CCC Intelligent Solutions Holdings, Inc. (B)	64,065	689,980
Confluent, Inc., Class A (B)	39,621	1,145,443
DocuSign, Inc. (B)	50,207	1,952,048
Dolby Laboratories, Inc., Class A	46,676	3,777,955
DoubleVerify Holdings, Inc. (B)	32,270	898,074
Dropbox, Inc., Class A (B)	169,750	4,464,425
Dynatrace, Inc. (B)	74,783	3,343,548
Elastic NV (B)	23,324	1,750,233
Fair Isaac Corp. (B)	9,676	8,184,638
Five9, Inc. (B)	15,179	878,409
Freshworks, Inc., Class A (B)	39,192	703,104
Gen Digital, Inc.	377,776	6,293,748
Gitlab, Inc., Class A (B)	26,073	1,128,439
Guidewire Software, Inc. (B)	47,221	4,256,029
HashiCorp, Inc., Class A (B)	28,044	552,186
HubSpot, Inc. (B)	13,033	5,522,994
Informatica, Inc., Class A (B)	17,494	335,535
Manhattan Associates, Inc. (B)	34,604	6,747,088
New Relic, Inc. (B)	9,933	860,893
Nutanix, Inc., Class A (B)	55,221	1,998,448
Procore Technologies, Inc. (B)	25,327	1,547,226
PTC, Inc. (B)	56,991	8,002,676
Qualys, Inc. (B)	11,496	1,758,313
Samsara, Inc., Class A (B)	29,419	678,696
SentinelOne, Inc., Class A (B)	10,181	159,129
Smartsheet, Inc., Class A (B)	36,790	1,454,677
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Splunk, Inc. (B)	30,305	$4,459,684
SPS Commerce, Inc. (B)	14,414	2,311,141
Tenable Holdings, Inc. (B)	20,133	847,801
Tyler Technologies, Inc. (B)	17,539	6,540,293
UiPath, Inc., Class A (B)	134,217	2,084,390
Unity Software, Inc. (B)	53,257	1,351,130
Workiva, Inc. (B)	8,426	733,820
Zoom Video Communications, Inc., Class A (B)	51,277	3,075,594
Zscaler, Inc. (B)	16,748	2,657,740
Technology hardware, storage and peripherals – 1.3%
Hewlett Packard Enterprise Company	606,140	9,322,433
NetApp, Inc.	106,856	7,776,980
Pure Storage, Inc., Class A (B)	130,974	4,428,231
Seagate Technology Holdings PLC	75,423	5,147,620
Super Micro Computer, Inc. (B)	18,510	4,432,590
Western Digital Corp. (B)	164,315	6,597,247
Materials – 6.3%		189,308,719
Chemicals – 2.1%
Albemarle Corp.	32,792	4,157,370
Axalta Coating Systems, Ltd. (B)	136,218	3,572,998
Celanese Corp.	39,702	4,546,276
CF Industries Holdings, Inc.	81,197	6,477,897
Eastman Chemical Company	70,184	5,244,850
FMC Corp.	41,967	2,232,644
Huntsman Corp.	142,454	3,323,452
International Flavors & Fragrances, Inc.	62,816	4,293,474
LyondellBasell Industries NV, Class A	86,920	7,843,661
Olin Corp.	99,452	4,248,589
RPM International, Inc.	71,919	6,564,047
The Chemours Company	65,464	1,578,337
The Mosaic Company	181,124	5,882,908
Westlake Corp.	19,165	2,210,874
Construction materials – 0.6%
Eagle Materials, Inc.	11,336	1,744,724
Martin Marietta Materials, Inc.	21,021	8,596,328
Vulcan Materials Company	37,084	7,286,635
Containers and packaging – 2.2%
Amcor PLC	584,788	5,198,765
AptarGroup, Inc.	41,746	5,104,283
Avery Dennison Corp.	39,205	6,824,414
Ball Corp.	121,223	5,836,887
Berry Global Group, Inc.	110,243	6,063,365
Crown Holdings, Inc.	64,879	5,229,247
Graphic Packaging Holding Company	209,477	4,505,850
International Paper Company	209,932	7,081,006
Packaging Corp. of America	48,410	7,409,151
Sealed Air Corp.	94,411	2,906,915
Silgan Holdings, Inc.	22,234	890,694
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Sonoco Products Company	85,931	$4,452,085
Westrock Company	161,078	5,787,533
Metals and mining – 1.4%
Alcoa Corp.	123,213	3,159,181
ATI, Inc. (B)	31,617	1,194,174
Cleveland-Cliffs, Inc. (B)	421,864	7,078,878
Commercial Metals Company	67,152	2,839,858
Reliance Steel & Aluminum Company	31,738	8,073,512
Royal Gold, Inc.	32,181	3,357,444
Steel Dynamics, Inc.	102,318	10,897,890
U.S. Steel Corp.	165,610	5,612,523
Real estate – 5.3%		157,806,066
Diversified REITs – 0.1%
WP Carey, Inc.	56,765	3,045,442
Health care REITs – 0.4%
Healthcare Realty Trust, Inc.	151,147	2,168,959
Healthpeak Properties, Inc.	185,018	2,877,030
Omega Healthcare Investors, Inc.	99,441	3,291,497
Ventas, Inc.	98,374	4,176,960
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	290,762	4,500,996
Ryman Hospitality Properties, Inc.	2,071	177,278
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	109,050	2,859,291
EastGroup Properties, Inc.	18,093	2,953,682
First Industrial Realty Trust, Inc.	54,504	2,305,519
Rexford Industrial Realty, Inc.	79,858	3,453,060
STAG Industrial, Inc.	72,222	2,399,215
Terreno Realty Corp.	19,147	1,020,152
Office REITs – 0.2%
Alexandria Real Estate Equities, Inc.	37,155	3,460,245
Boston Properties, Inc.	54,131	2,899,798
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (B)	116,723	8,093,573
CoStar Group, Inc. (B)	19,866	1,458,363
Jones Lang LaSalle, Inc. (B)	34,465	4,408,763
Zillow Group, Inc., Class A (B)	8,575	304,670
Zillow Group, Inc., Class C (B)	65,481	2,373,686
Residential REITs – 1.3%
American Homes 4 Rent, Class A	124,691	4,082,383
Apartment Income REIT Corp.	62,155	1,815,548
AvalonBay Communities, Inc.	21,374	3,542,527
Camden Property Trust	40,697	3,454,361
Equity LifeStyle Properties, Inc.	68,069	4,478,940
Equity Residential	55,797	3,087,248
Essex Property Trust, Inc.	15,925	3,406,676
Invitation Homes, Inc.	151,804	4,507,061
Mid-America Apartment Communities, Inc.	29,085	3,436,393
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Residential REITs (continued)
Sun Communities, Inc.	30,407	$3,382,475
UDR, Inc.	116,757	3,714,040
Retail REITs – 0.7%
Agree Realty Corp.	33,730	1,886,856
Brixmor Property Group, Inc.	122,851	2,554,072
Federal Realty Investment Trust	33,468	3,051,947
Kimco Realty Corp.	241,019	4,323,881
NNN REIT, Inc.	74,790	2,717,121
Regency Centers Corp.	70,061	4,221,876
Spirit Realty Capital, Inc.	54,804	1,972,396
Specialized REITs – 1.3%
CubeSmart	92,383	3,149,336
Extra Space Storage, Inc.	70,344	7,286,935
Gaming and Leisure Properties, Inc.	99,882	4,533,644
Iron Mountain, Inc.	107,108	6,326,870
Lamar Advertising Company, Class A	40,450	3,327,822
SBA Communications Corp.	15,004	3,130,285
VICI Properties, Inc.	223,495	6,235,511
Weyerhaeuser Company	207,448	5,951,683
Utilities – 5.6%		167,128,593
Electric utilities – 2.8%
Alliant Energy Corp.	120,350	5,871,877
Avangrid, Inc.	32,836	980,811
Constellation Energy Corp.	48,191	5,441,728
Edison International	165,143	10,413,918
Entergy Corp.	104,294	9,969,463
Evergy, Inc.	147,392	7,242,843
Eversource Energy	104,523	5,622,292
FirstEnergy Corp.	202,565	7,211,314
IDACORP, Inc.	14,191	1,344,030
NRG Energy, Inc.	107,432	4,552,968
OGE Energy Corp.	138,087	4,722,575
PG&E Corp. (B)	487,654	7,948,760
Pinnacle West Capital Corp.	81,208	6,024,009
PPL Corp.	245,475	6,031,321
Gas utilities – 0.4%
Atmos Energy Corp.	53,423	5,751,520
National Fuel Gas Company	53,681	2,735,047
UGI Corp.	175,612	3,652,730
Independent power and renewable electricity producers – 0.5%
Brookfield Renewable Corp., Class A	51,898	1,181,198
Clearway Energy, Inc., Class A	16,352	333,090
Clearway Energy, Inc., Class C	43,533	945,101
The AES Corp.	331,086	4,933,181
Vistra Corp.	224,382	7,341,779
Multi-utilities – 1.6%
Ameren Corp.	106,284	8,046,762
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	341,831	$9,188,417
CMS Energy Corp.	117,621	6,391,525
DTE Energy Company	73,258	7,060,606
NiSource, Inc.	317,148	7,979,444
WEC Energy Group, Inc.	95,146	7,743,933
Water utilities – 0.3%
American Water Works Company, Inc.	57,494	6,764,169
Essential Utilities, Inc.	110,645	3,702,182

SHORT-TERM INVESTMENTS – 0.2%		$5,901,973
(Cost $5,902,010)
Short-term funds – 0.2%		5,901,973
John Hancock Collateral Trust, 5.5153% (D)(E)	212,634	2,125,616

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2868% (D)	3,776,357	3,776,357
Total investments (Multifactor Mid Cap ETF) (Cost $2,980,979,358) 100.1%		$2,986,173,824
Other assets and liabilities, net (0.1%)		(1,729,966)
Total net assets 100.0%		$2,984,443,858

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 10-31-23.
(D)	The rate shown is the annualized seven-day yield as of 10-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 10-31-23 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$321,037,240
(Cost $328,570,899)
Communication services – 1.5%		4,729,249
Diversified telecommunication services – 0.7%
Frontier Communications Parent, Inc. (A)	41,940	751,565
Iridium Communications, Inc.	37,268	1,380,779
Entertainment – 0.3%
Madison Square Garden Sports Corp. (A)	5,173	869,788
Media – 0.5%
Nexstar Media Group, Inc.	10,880	1,524,070
Wireless telecommunication services – 0.0%
United States Cellular Corp. (A)	4,831	203,047
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary – 12.3%		$39,662,132
Automobile components – 0.6%
Fox Factory Holding Corp. (A)	11,641	948,392
Visteon Corp. (A)	8,123	935,201
Automobiles – 0.8%
Harley-Davidson, Inc.	44,100	1,184,085
Thor Industries, Inc.	14,567	1,280,876
Broadline retail – 0.5%
Dillard’s, Inc., Class A	851	264,193
Ollie’s Bargain Outlet Holdings, Inc. (A)	17,635	1,362,127
Diversified consumer services – 1.6%
ADT, Inc.	116,852	661,382
Bright Horizons Family Solutions, Inc. (A)	16,976	1,257,243
Duolingo, Inc. (A)	11,683	1,706,302
H&R Block, Inc.	41,339	1,696,966
Hotels, restaurants and leisure – 2.6%
Dutch Bros, Inc., Class A (A)	11,772	286,530
Hilton Grand Vacations, Inc. (A)	22,846	821,314
International Game Technology PLC	19,634	499,096
Marriott Vacations Worldwide Corp.	9,491	852,861
Planet Fitness, Inc., Class A (A)	28,457	1,572,818
Red Rock Resorts, Inc., Class A	11,450	452,848
The Wendy’s Company	51,793	985,103
Wingstop, Inc.	8,327	1,521,926
Wyndham Hotels & Resorts, Inc.	18,968	1,373,283
Household durables – 1.4%
Installed Building Products, Inc.	7,033	785,375
Leggett & Platt, Inc.	37,757	884,647
Newell Brands, Inc.	112,145	753,614
Skyline Champion Corp. (A)	15,596	914,393
Taylor Morrison Home Corp. (A)	30,677	1,175,543
Leisure products – 0.9%
Acushnet Holdings Corp.	8,689	442,791
Brunswick Corp.	19,073	1,325,001
Polaris, Inc.	1,543	133,346
YETI Holdings, Inc. (A)	25,226	1,072,610
Specialty retail – 1.9%
Academy Sports & Outdoors, Inc.	21,372	958,320
Asbury Automotive Group, Inc. (A)	5,864	1,122,194
Murphy USA, Inc.	4,485	1,626,665
The Gap, Inc.	82,227	1,052,506
Valvoline, Inc.	46,934	1,392,532
Textiles, apparel and luxury goods – 2.0%
Capri Holdings, Ltd. (A)	38,581	1,974,573
Columbia Sportswear Company	10,583	781,025
Crocs, Inc. (A)	20,843	1,861,696
Levi Strauss & Company, Class A	31,866	435,608
PVH Corp.	17,581	1,307,147
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 3.9%		$12,531,532
Beverages – 0.6%
Coca-Cola Consolidated, Inc.	1,091	694,323
National Beverage Corp. (A)	6,547	303,650
The Boston Beer Company, Inc., Class A (A)	2,696	900,329
Consumer staples distribution and retail – 0.5%
Sprouts Farmers Market, Inc. (A)	35,848	1,506,333
Food products – 1.9%
Flowers Foods, Inc.	48,985	1,074,241
Hostess Brands, Inc. (A)	37,873	1,264,958
Ingredion, Inc.	13,882	1,299,078
Lancaster Colony Corp.	5,348	904,721
Pilgrim’s Pride Corp. (A)	11,924	304,062
Post Holdings, Inc. (A)	14,548	1,167,913
Seaboard Corp.	74	259,514
Household products – 0.1%
Reynolds Consumer Products, Inc.	15,630	397,471
Personal care products – 0.8%
BellRing Brands, Inc. (A)	37,538	1,641,537
e.l.f. Beauty, Inc. (A)	1,437	133,109
Inter Parfums, Inc.	5,352	680,293
Energy – 6.6%		21,158,108
Energy equipment and services – 2.2%
Cactus, Inc., Class A	19,023	892,940
Helmerich & Payne, Inc.	25,654	1,015,129
Patterson-UTI Energy, Inc.	17,864	226,873
Seadrill, Ltd. (A)	21,562	852,130
Transocean, Ltd. (A)	199,623	1,321,504
Valaris, Ltd. (A)	17,879	1,180,729
Weatherford International PLC (A)	15,629	1,454,904
Oil, gas and consumable fuels – 4.4%
Antero Midstream Corp.	95,762	1,181,703
California Resources Corp.	24,273	1,276,517
Chord Energy Corp.	8,362	1,382,406
Denbury, Inc. (A)	14,373	1,277,616
DT Midstream, Inc.	28,347	1,529,888
EnLink Midstream LLC (A)	71,155	874,495
Equitrans Midstream Corp.	145,360	1,289,343
Kinetik Holdings, Inc. (B)	5,504	195,062
Magnolia Oil & Gas Corp., Class A	53,186	1,194,026
Northern Oil and Gas, Inc.	28,743	1,102,007
PBF Energy, Inc., Class A	32,163	1,528,707
SM Energy Company	34,279	1,382,129
Financials – 14.0%		44,946,343
Banks – 5.7%
Bank OZK	33,165	1,187,639
BOK Financial Corp.	8,596	563,210
Cadence Bank	52,064	1,102,716
Commerce Bancshares, Inc.	2,242	98,334
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Financial Bankshares, Inc.	35,275	$848,364
FNB Corp.	103,116	1,102,310
Home BancShares, Inc.	54,656	1,117,715
Old National Bancorp	83,180	1,139,566
Pinnacle Financial Partners, Inc.	20,662	1,288,482
Popular, Inc.	21,064	1,370,003
Prosperity Bancshares, Inc.	26,646	1,453,273
SouthState Corp.	21,246	1,404,361
Synovus Financial Corp.	38,665	1,007,997
United Bankshares, Inc.	36,885	1,049,009
Valley National Bancorp	124,389	967,746
Western Alliance Bancorp	34,842	1,432,006
Wintrust Financial Corp.	17,379	1,298,038
Capital markets – 1.4%
Affiliated Managers Group, Inc.	10,264	1,260,009
Evercore, Inc., Class A	10,119	1,317,291
Hamilton Lane, Inc., Class A	9,600	807,552
Janus Henderson Group PLC	43,424	1,001,792
Consumer finance – 0.9%
Credit Acceptance Corp. (A)	1,387	558,170
FirstCash Holdings, Inc.	10,724	1,168,058
OneMain Holdings, Inc.	34,572	1,242,172
Financial services – 2.9%
Affirm Holdings, Inc. (A)	72,825	1,282,448
Enact Holdings, Inc.	8,823	243,162
Essent Group, Ltd.	28,977	1,368,873
Euronet Worldwide, Inc. (A)	13,668	1,050,249
MGIC Investment Corp.	87,306	1,470,233
NCR Atleos Corp. (A)	19,601	432,398
Radian Group, Inc.	46,256	1,172,127
Shift4 Payments, Inc., Class A (A)	16,436	731,731
TFS Financial Corp.	14,255	169,064
The Western Union Company	106,908	1,206,991
Insurance – 3.1%
American Equity Investment Life Holding Company	21,933	1,161,572
Axis Capital Holdings, Ltd.	21,246	1,213,147
Enstar Group, Ltd. (A)	3,646	863,993
First American Financial Corp.	23,596	1,213,778
Lincoln National Corp.	5,112	111,288
RLI Corp.	12,524	1,668,698
Selective Insurance Group, Inc.	16,884	1,757,793
The Hanover Insurance Group, Inc.	8,861	1,038,598
White Mountains Insurance Group, Ltd.	702	1,004,387
Health care – 9.6%		31,043,013
Biotechnology – 2.6%
Alkermes PLC (A)	48,217	1,166,369
Bridgebio Pharma, Inc. (A)	40,554	1,056,026
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
CRISPR Therapeutics AG (A)(B)	22,687	$883,205
Halozyme Therapeutics, Inc. (A)	36,974	1,252,309
Ionis Pharmaceuticals, Inc. (A)	40,104	1,775,404
Natera, Inc. (A)	19,501	769,704
Vaxcyte, Inc. (A)	29,960	1,441,076
Health care equipment and supplies – 2.9%
Envista Holdings Corp. (A)	54,915	1,277,872
Globus Medical, Inc., Class A (A)	22,632	1,034,509
Haemonetics Corp. (A)	14,484	1,234,471
Inspire Medical Systems, Inc. (A)	549	80,791
Lantheus Holdings, Inc. (A)	19,314	1,247,684
Masimo Corp. (A)	16,471	1,336,292
Merit Medical Systems, Inc. (A)	16,452	1,130,910
Neogen Corp. (A)	69,492	1,034,736
QuidelOrtho Corp. (A)	13,738	839,117
Health care providers and services – 1.6%
HealthEquity, Inc. (A)	24,297	1,741,609
Option Care Health, Inc. (A)	53,941	1,495,784
Surgery Partners, Inc. (A)(B)	19,289	446,155
The Ensign Group, Inc.	15,180	1,466,388
Health care technology – 0.5%
Doximity, Inc., Class A (A)	39,295	802,797
Teladoc Health, Inc. (A)	55,084	911,089
Life sciences tools and services – 0.4%
10X Genomics, Inc., Class A (A)	27,980	987,134
Sotera Health Company (A)(B)	28,578	361,797
Pharmaceuticals – 1.6%
Elanco Animal Health, Inc. (A)	164,043	1,445,219
Intra-Cellular Therapies, Inc. (A)	29,244	1,455,181
Organon & Company	86,127	1,273,818
Perrigo Company PLC	39,637	1,095,567
Industrials – 20.2%		64,982,535
Aerospace and defense – 1.0%
BWX Technologies, Inc.	20,254	1,504,467
Hexcel Corp.	24,539	1,519,455
Building products – 2.0%
AAON, Inc.	20,029	1,091,180
Simpson Manufacturing Company, Inc.	10,552	1,405,315
The AZEK Company, Inc. (A)	43,274	1,133,779
UFP Industries, Inc.	15,513	1,476,372
Zurn Elkay Water Solutions Corp.	48,641	1,287,041
Commercial services and supplies – 0.7%
Casella Waste Systems, Inc., Class A (A)	16,796	1,267,258
Stericycle, Inc. (A)	27,001	1,113,521
Construction and engineering – 2.3%
API Group Corp. (A)	42,277	1,093,706
Arcosa, Inc.	16,880	1,165,902
46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
Comfort Systems USA, Inc.	7,679	$1,396,426
Fluor Corp. (A)	41,440	1,379,538
MDU Resources Group, Inc.	58,158	1,082,320
Valmont Industries, Inc.	6,730	1,325,204
Electrical equipment – 1.9%
Acuity Brands, Inc.	8,649	1,400,879
Array Technologies, Inc. (A)	50,479	874,801
Atkore, Inc. (A)	10,864	1,350,178
EnerSys	11,823	1,011,812
Sensata Technologies Holding PLC	50,154	1,598,910
Ground transportation – 1.0%
Hertz Global Holdings, Inc. (A)	34,723	292,715
Landstar System, Inc.	8,956	1,475,770
Ryder System, Inc.	12,268	1,196,621
Schneider National, Inc., Class B	12,626	319,817
Machinery – 4.0%
Allison Transmission Holdings, Inc.	26,946	1,358,617
Crane Company	13,605	1,324,175
Esab Corp.	19,858	1,257,011
Flowserve Corp.	36,807	1,351,553
Franklin Electric Company, Inc.	11,692	1,013,930
Mueller Industries, Inc.	32,354	1,220,069
Oshkosh Corp.	14,989	1,314,985
RBC Bearings, Inc. (A)	2,244	493,321
Terex Corp.	19,383	887,741
The Timken Company	18,011	1,244,920
Watts Water Technologies, Inc., Class A	7,599	1,314,703
Marine transportation – 0.1%
Kirby Corp. (A)	4,318	322,555
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	9,189	290,648
Copa Holdings SA, Class A	8,410	686,677
Professional services – 4.6%
Alight, Inc., Class A (A)	104,712	695,288
ASGN, Inc. (A)	13,121	1,095,079
Clarivate PLC (A)(B)	166,795	1,064,152
Dun & Bradstreet Holdings, Inc.	76,847	673,180
ExlService Holdings, Inc. (A)	45,935	1,199,363
Exponent, Inc.	14,364	1,052,738
FTI Consulting, Inc. (A)	8,476	1,799,116
Insperity, Inc.	10,477	1,108,886
ManpowerGroup, Inc.	14,371	1,005,539
Maximus, Inc.	16,924	1,264,561
Parsons Corp. (A)	12,299	695,508
Paycor HCM, Inc. (A)(B)	18,233	393,468
Science Applications International Corp.	15,173	1,657,499
TriNet Group, Inc. (A)	10,658	1,095,110
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 2.3%
Air Lease Corp.	29,466	$1,020,408
Applied Industrial Technologies, Inc.	11,067	1,698,895
Beacon Roofing Supply, Inc. (A)	13,976	994,672
Boise Cascade Company	13,733	1,287,469
GATX Corp.	10,202	1,066,925
MSC Industrial Direct Company, Inc., Class A	13,412	1,270,787
Information technology – 14.9%		47,949,271
Electronic equipment, instruments and components – 4.4%
Advanced Energy Industries, Inc.	10,918	952,705
Avnet, Inc.	26,559	1,230,478
Badger Meter, Inc.	8,531	1,181,970
Belden, Inc.	12,167	862,640
Coherent Corp. (A)	44,587	1,319,775
Fabrinet (A)	10,340	1,602,700
Insight Enterprises, Inc. (A)	10,290	1,474,557
IPG Photonics Corp. (A)	8,395	721,131
Littelfuse, Inc.	6,015	1,303,270
Novanta, Inc. (A)	9,818	1,296,565
Vishay Intertechnology, Inc.	44,371	986,811
Vontier Corp.	44,727	1,322,130
IT services – 0.8%
DXC Technology Company (A)	59,880	1,207,780
Kyndryl Holdings, Inc. (A)	67,686	990,246
Squarespace, Inc., Class A (A)	16,208	460,469
Semiconductors and semiconductor equipment – 3.1%
Amkor Technology, Inc.	25,446	530,804
Axcelis Technologies, Inc. (A)	9,340	1,190,850
Cirrus Logic, Inc. (A)	15,912	1,064,990
Diodes, Inc. (A)	13,010	846,691
MACOM Technology Solutions Holdings, Inc. (A)	15,908	1,122,150
MKS Instruments, Inc.	2,902	190,545
Onto Innovation, Inc. (A)	10,800	1,213,596
Power Integrations, Inc.	15,578	1,080,023
Rambus, Inc. (A)	31,184	1,694,227
Silicon Laboratories, Inc. (A)	8,976	827,408
Software – 6.6%
Altair Engineering, Inc., Class A (A)	15,582	967,954
Aurora Innovation, Inc. (A)(B)	243,851	426,739
Blackbaud, Inc. (A)	18,594	1,216,048
Box, Inc., Class A (A)	38,562	958,651
DoubleVerify Holdings, Inc. (A)	33,408	929,745
Elastic NV (A)	23,363	1,753,160
Five9, Inc. (A)	23,552	1,362,954
Freshworks, Inc., Class A (A)	33,706	604,686
HashiCorp, Inc., Class A (A)	34,131	672,039
Informatica, Inc., Class A (A)	11,415	218,940
Instructure Holdings, Inc. (A)	5,259	129,529
NCR Voyix Corp. (A)	39,203	599,414
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
New Relic, Inc. (A)	16,229	$1,406,567
PowerSchool Holdings, Inc., Class A (A)	17,466	347,923
Qualys, Inc. (A)	10,299	1,575,232
SentinelOne, Inc., Class A (A)	82,620	1,291,351
Smartsheet, Inc., Class A (A)	38,038	1,504,023
SPS Commerce, Inc. (A)	8,241	1,321,362
Tenable Holdings, Inc. (A)	32,865	1,383,945
Teradata Corp. (A)	28,416	1,213,932
Workiva, Inc. (A)	15,967	1,390,566
Materials – 7.5%		24,147,334
Chemicals – 3.5%
Ashland, Inc.	14,171	1,085,924
Axalta Coating Systems, Ltd. (A)	65,080	1,707,048
Balchem Corp.	9,245	1,074,639
Cabot Corp.	16,267	1,081,430
Element Solutions, Inc.	65,112	1,186,992
HB Fuller Company	15,746	1,041,598
Huntsman Corp.	48,960	1,142,237
Livent Corp. (A)	52,569	766,982
NewMarket Corp.	2,044	985,515
Olin Corp.	5,216	222,828
The Chemours Company	40,830	984,411
Construction materials – 0.8%
Eagle Materials, Inc.	10,093	1,553,414
Summit Materials, Inc., Class A (A)	34,837	1,146,137
Containers and packaging – 1.3%
Sealed Air Corp.	50,211	1,545,997
Silgan Holdings, Inc.	24,471	980,308
Sonoco Products Company	28,403	1,471,559
Metals and mining – 1.6%
Alcoa Corp.	58,066	1,488,812
ATI, Inc. (A)	37,339	1,410,294
Commercial Metals Company	25,472	1,077,211
U.S. Steel Corp.	13,835	468,868
Worthington Industries, Inc.	11,096	683,736
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	20,308	1,041,394
Real estate – 5.7%		18,378,967
Diversified REITs – 0.3%
Essential Properties Realty Trust, Inc.	45,590	1,000,701
Health care REITs – 0.3%
Healthcare Realty Trust, Inc.	16,378	235,024
Medical Properties Trust, Inc.	131,145	626,873
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	16,732	1,432,259
Industrial REITs – 0.8%
STAG Industrial, Inc.	38,502	1,279,036
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Industrial REITs (continued)
Terreno Realty Corp.	23,944	$1,275,736
Office REITs – 0.6%
Kilroy Realty Corp.	34,405	983,295
Vornado Realty Trust	51,515	989,088
Residential REITs – 0.7%
Apartment Income REIT Corp.	42,885	1,252,671
Independence Realty Trust, Inc.	78,575	973,544
Retail REITs – 1.7%
Agree Realty Corp.	27,691	1,549,035
Kite Realty Group Trust	62,710	1,336,977
Phillips Edison & Company, Inc.	34,039	1,201,917
Spirit Realty Capital, Inc.	41,085	1,478,649
Specialized REITs – 0.9%
National Storage Affiliates Trust	24,453	697,400
PotlatchDeltic Corp.	22,910	981,694
Rayonier, Inc.	42,990	1,085,068
Utilities – 3.6%		11,508,756
Electric utilities – 1.1%
IDACORP, Inc.	14,562	1,379,167
PNM Resources, Inc.	24,598	1,039,511
Portland General Electric Company	30,043	1,202,321
Gas utilities – 1.9%
National Fuel Gas Company	26,482	1,349,258
New Jersey Resources Corp.	28,324	1,149,388
ONE Gas, Inc.	15,930	962,172
Southwest Gas Holdings, Inc.	20,149	1,180,933
UGI Corp.	68,660	1,428,128
Independent power and renewable electricity producers – 0.6%
Clearway Energy, Inc., Class A	12,694	258,577
Clearway Energy, Inc., Class C	28,936	628,201
Ormat Technologies, Inc.	15,130	931,100

SHORT-TERM INVESTMENTS – 0.2%		$524,924
(Cost $524,924)
Short-term funds – 0.2%		524,924
John Hancock Collateral Trust, 5.5153% (C)(D)	1,447	14,466

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2868% (C)	510,458	510,458
Total investments (Multifactor Small Cap ETF) (Cost $329,095,823) 100.0%		$321,562,164
Other assets and liabilities, net (0.0%)		(66,858)
Total net assets 100.0%		$321,495,306

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-23.
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	The rate shown is the annualized seven-day yield as of 10-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-23 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$467,183,294	$617,596,689	$671,761,570	$2,984,048,208
Affiliated investments, at value	745,490	1,964,393	213,595	2,125,616
Total investments, at value	467,928,784	619,561,082	671,975,165	2,986,173,824
Cash	121,583	1,740	3,017	—
Foreign currency, at value	1,421,233	1,232,703	—	—
Dividends and interest receivable	2,096,574	944,705	539,896	1,641,347
Receivable for investments sold	278,338	499	20,567,267	4,551,010
Receivable for securities lending income	6,213	6,482	2,322	18,151
Other assets	38,704	55,162	63,271	194,321
Total assets	471,891,429	621,802,373	693,150,938	2,992,578,653
Liabilities
Due to custodian	—	—	—	71,052
Foreign capital gains tax payable	—	4,083,746	—	—
Payable for investments purchased	404,570	5,459	3,017	—
Payable for fund shares repurchased	—	—	20,637,183	4,486,198
Payable upon return of securities loaned	742,796	1,964,197	213,532	2,130,792
Payable to affiliates
Investment management fees	122,898	188,025	134,091	933,241
Accounting and legal services fees	30,208	40,082	45,683	190,776
Trustees’ fees	582	893	953	3,298
Other liabilities and accrued expenses	88,363	184,043	118,125	319,438
Total liabilities	1,389,417	6,466,445	21,152,584	8,134,795
Net assets	$470,502,012	$615,335,928	$671,998,354	$2,984,443,858
Net assets consist of
Paid-in capital	$518,460,430	$696,537,960	$653,571,331	$3,084,519,940
Total distributable earnings (loss)	(47,958,418)	(81,202,032)	18,427,023	(100,076,082)
Net assets	$470,502,012	$615,335,928	$671,998,354	$2,984,443,858
Unaffiliated investments, at cost	$459,038,099	$630,912,656	$644,109,794	$2,978,853,705
Affiliated investments, at cost	$745,509	$1,964,441	$213,599	$2,125,653
Foreign currency, at cost	$1,423,226	$1,282,927	—	—
Securities loaned, at value	$4,724,503	$3,887,748	$1,236,855	$18,759,181
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$470,502,012	$615,335,928	$671,998,354	$2,984,443,858
Shares outstanding	16,400,000	26,700,000	13,025,000	66,525,000
Net asset value per share	$28.69	$23.05	$51.59	$44.86
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-23 (unaudited)

Continued
Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$321,547,698
Affiliated investments, at value	14,466
Total investments, at value	321,562,164
Dividends and interest receivable	93,824
Receivable for investments sold	8,894
Receivable for securities lending income	858
Other assets	33,384
Total assets	321,699,124
Liabilities
Payable for investments purchased	2,536
Payable upon return of securities loaned	15,662
Payable to affiliates
Investment management fees	95,108
Accounting and legal services fees	21,285
Trustees’ fees	454
Other liabilities and accrued expenses	68,773
Total liabilities	203,818
Net assets	$321,495,306
Net assets consist of
Paid-in capital	$418,639,668
Total distributable earnings (loss)	(97,144,362)
Net assets	$321,495,306
Unaffiliated investments, at cost	$329,081,357
Affiliated investments, at cost	$14,466
Securities loaned, at value	$2,460,673
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$321,495,306
Shares outstanding	10,650,000
Net asset value per share	$30.19
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	51

STATEMENTS OF OPERATIONS For the six months ended 10-31-23 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Investment income
Dividends from unaffiliated investments	$8,969,450	$15,101,279	$6,776,370	$29,402,821
Securities lending	75,759	50,759	11,436	85,145
Interest	4,912	929	348	665
Less foreign taxes withheld	(798,861)	(2,178,228)	(1,509)	(8,856)
Total investment income	8,251,260	12,974,739	6,786,645	29,479,775
Expenses
Investment management fees	874,101	1,471,407	982,324	5,784,133
Accounting and legal services fees	49,515	66,899	74,303	307,512
Transfer agent fees	5,033	5,033	5,033	5,033
Trustees’ fees	5,729	8,170	8,963	35,407
Custodian fees	79,574	292,997	67,583	236,646
Printing and postage	15,259	12,320	24,390	79,846
Professional fees	29,251	33,562	40,155	99,822
Stock exchange listing fees	4,509	6,871	4,509	9,266
Other	15,276	21,410	18,216	40,304
Total expenses	1,078,247	1,918,669	1,225,476	6,597,969
Less expense reductions	(103,769)	(275,746)	(129,807)	(113,387)
Net expenses	974,478	1,642,923	1,095,669	6,484,582
Net investment income	7,276,782	11,331,816	5,690,976	22,995,193
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(9,660,875)	(10,791,508)[1]	(6,053,871)	(31,639,632)
Affiliated investments	(817)	(407)	(17)	(330)
Futures contracts	(11,926)	20,286	6,212	29,169
Redemptions in kind	7,201,821	4,775,606	43,514,629	73,637,478
	(2,471,797)	(5,996,023)	37,466,953	42,026,685
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(37,771,671)	(28,041,080)	(46,486,703)	(228,086,613)
Affiliated investments	173	(33)	(1)	29
	(37,771,498)	(28,041,113)	(46,486,704)	(228,086,584)
Net realized and unrealized loss	(40,243,295)	(34,037,136)	(9,019,751)	(186,059,899)
Decrease in net assets from operations	$(32,966,513)	$(22,705,320)	$(3,328,775)	$(163,064,706)

[1]	Net of foreign capital gains taxes of $1,088,333.
52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-23 (unaudited)

Continued

Multifactor Small Cap ETF
Investment income
Dividends from unaffiliated investments	$2,906,610
Securities lending	18,735
Interest	126
Less foreign taxes withheld	(2,337)
Total investment income	2,923,134
Expenses
Investment management fees	686,950
Accounting and legal services fees	34,705
Transfer agent fees	5,033
Trustees’ fees	4,151
Custodian fees	36,386
Printing and postage	13,155
Professional fees	27,178
Stock exchange listing fees	4,509
Other	13,770
Total expenses	825,837
Less expense reductions	(86,044)
Net expenses	739,793
Net investment income	2,183,341
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,692,075)
Affiliated investments	(108)
Futures contracts	(7,670)
Redemptions in kind	18,591,080
10,891,227
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(26,211,688)
Affiliated investments	49
(26,211,639)
Net realized and unrealized loss	(15,320,412)
Decrease in net assets from operations	$(13,137,071)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	53

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Developed International ETF		Multifactor Emerging Markets ETF		Multifactor Large Cap ETF
	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23
Increase (decrease) in net assets
From operations
Net investment income	$7,276,782	$14,607,913	$11,331,816	$22,024,982	$5,690,976	$11,130,723
Net realized gain (loss)	(2,471,797)	(12,094,702)	(5,996,023)	(29,379,018)	37,466,953	33,436,167
Change in net unrealized appreciation (depreciation)	(37,771,498)	30,229,461	(28,041,113)	(25,012,607)	(46,486,704)	(35,705,601)
Increase (decrease) in net assets resulting from operations	(32,966,513)	32,742,672	(22,705,320)	(32,366,643)	(3,328,775)	8,861,289
Distributions to shareholders
From earnings	(10,678,560)	(12,810,369)	(9,167,659)	(18,390,167)	(4,962,354)	(10,582,221)
From fund share transactions
Shares issued	54,944,861	39,519,440	7,452,047	104,872,084	78,506,979	86,066,757
Shares repurchased	(27,474,545)	(55,442,968)	(63,612,151)	(11,598,854)	(116,829,054)	(147,594,230)
Total from fund share transactions	27,470,316	(15,923,528)	(56,160,104)	93,273,230	(38,322,075)	(61,527,473)
Total increase (decrease)	(16,174,757)	4,008,775	(88,033,083)	42,516,420	(46,613,204)	(63,248,405)
Net assets
Beginning of period	486,676,769	482,667,994	703,369,011	660,852,591	718,611,558	781,859,963
End of period	$470,502,012	$486,676,769	$615,335,928	$703,369,011	$671,998,354	$718,611,558
Share activity
Shares outstanding
Beginning of period	15,500,000	16,100,000	29,000,000	25,100,000	13,750,000	14,975,000
Shares issued	1,800,000	1,400,000	300,000	4,400,000	1,450,000	1,725,000
Shares repurchased	(900,000)	(2,000,000)	(2,600,000)	(500,000)	(2,175,000)	(2,950,000)
End of period	16,400,000	15,500,000	26,700,000	29,000,000	13,025,000	13,750,000
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23
Increase (decrease) in net assets
From operations
Net investment income	$22,995,193	$33,830,805	$2,183,341	$3,827,817
Net realized gain	42,026,685	10,409,634	10,891,227	154,396
Change in net unrealized depreciation	(228,086,584)	(77,717,378)	(26,211,639)	(5,514,952)
Decrease in net assets resulting from operations	(163,064,706)	(33,476,939)	(13,137,071)	(1,532,739)
Distributions to shareholders
From earnings	(15,783,040)	(30,114,715)	(1,517,724)	(3,723,992)
From fund share transactions
Shares issued	375,341,659	860,188,790	61,572,209	82,315,085
Shares repurchased	(172,898,337)	(246,351,415)	(65,259,290)	(113,906,004)
Total from fund share transactions	202,443,322	613,837,375	(3,687,081)	(31,590,919)
Total increase (decrease)	23,595,576	550,245,721	(18,341,876)	(36,847,650)
Net assets
Beginning of period	2,960,848,282	2,410,602,561	339,837,182	376,684,832
End of period	$2,984,443,858	$2,960,848,282	$321,495,306	$339,837,182
Share activity
Shares outstanding
Beginning of period	62,300,000	49,450,000	10,750,000	11,775,000
Shares issued	7,825,000	18,050,000	1,875,000	2,625,000
Shares repurchased	(3,600,000)	(5,200,000)	(1,975,000)	(3,650,000)
End of period	66,525,000	62,300,000	10,650,000	10,750,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	55

Financial Highlights
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-23[1]	4-30-23	4-30-22	4-30-21	4-30-20	4-30-19
Per share operating performance
Net asset value, beginning of period	$31.40	$29.98	$33.43	$24.33	$28.75	$30.68
Net investment income[2]	0.45	0.92	0.97	0.70	0.73	0.91
Net realized and unrealized gain (loss) on investments	(2.49)	1.30	(3.34)	8.99	(4.21)	(2.31)
Total from investment operations	(2.04)	2.22	(2.37)	9.69	(3.48)	(1.40)
Less distributions
From net investment income	(0.67)	(0.80)	(1.08)	(0.59)	(0.94)	(0.53)
Net asset value, end of period	$28.69	$31.40	$29.98	$33.43	$24.33	$28.75
Total return (%)[3]	(6.64)[4]	7.79	(7.45)	40.26	(12.57)	(4.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$471	$487	$483	$485	$433	$512
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43[5]	0.43	0.42	0.43	0.52	0.55
Expenses including reductions	0.39[5]	0.39	0.39	0.39	0.45	0.45
Net investment income	2.91[5]	3.26	2.92	2.43	2.46	3.28
Portfolio turnover (%)[6]	9	12	10	8	10	17

[1]	Six months ended 10-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-23[1]	4-30-23	4-30-22	4-30-21	4-30-20	4-30-19[2]
Per share operating performance
Net asset value, beginning of period	$24.25	$26.33	$31.19	$21.61	$25.87	$25.00
Net investment income[3]	0.42	0.79	0.72	0.50	0.66	0.14
Net realized and unrealized gain (loss) on investments	(1.28)	(2.21)	(4.79)	9.57	(4.29)	0.78
Total from investment operations	(0.86)	(1.42)	(4.07)	10.07	(3.63)	0.92
Less distributions
From net investment income	(0.34)	(0.66)	(0.79)	(0.49)	(0.63)	(0.05)
Net asset value, end of period	$23.05	$24.25	$26.33	$31.19	$21.61	$25.87
Total return (%)[4]	(3.67)[5]	(5.32)	(13.33)	46.99	(14.44)	3.71[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$615	$703	$661	$736	$685	$818
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[6]	0.58	0.56	0.55	0.67	0.71[6]
Expenses including reductions	0.49[6]	0.49	0.49	0.49	0.55	0.55[6]
Net investment income	3.39[6]	3.28	2.43	1.89	2.69	0.97[6]
Portfolio turnover (%)[7]	7	10	12	25	22	3

[1]	Six months ended 10-31-23. Unaudited.
[2]	Period from 9-27-18 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-23[1]	4-30-23	4-30-22	4-30-21	4-30-20	4-30-19
Per share operating performance
Net asset value, beginning of period	$52.26	$52.21	$53.37	$36.16	$37.97	$34.52
Net investment income[2]	0.41	0.76	0.63	0.66	0.73	0.70
Net realized and unrealized gain (loss) on investments	(0.73)	0.01[3]	(1.15)	17.30	(1.83)	3.25
Total from investment operations	(0.32)	0.77	(0.52)	17.96	(1.10)	3.95
Less distributions
From net investment income	(0.35)	(0.72)	(0.64)	(0.75)	(0.71)	(0.50)
Net asset value, end of period	$51.59	$52.26	$52.21	$53.37	$36.16	$37.97
Total return (%)[4]	(0.64)[5]	1.57	(1.06)	50.22	(3.04)	11.74
Ratios and supplemental data
Net assets, end of period (in millions)	$672	$719	$782	$706	$789	$922
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32[6]	0.32	0.32	0.31	0.34	0.35
Expenses including reductions	0.29[6]	0.29	0.29	0.29	0.33	0.34
Net investment income	1.51[6]	1.51	1.12	1.50	1.92	1.96
Portfolio turnover (%)[7]	3	5	4	7	6	6

[1]	Six months ended 10-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-23[1]	4-30-23	4-30-22	4-30-21	4-30-20	4-30-19
Per share operating performance
Net asset value, beginning of period	$47.53	$48.75	$51.54	$32.39	$36.60	$34.04
Net investment income[2]	0.36	0.60	0.44	0.39	0.48	0.53
Net realized and unrealized gain (loss) on investments	(2.78)	(1.28)	(2.83)	19.23	(4.29)	2.44
Total from investment operations	(2.42)	(0.68)	(2.39)	19.62	(3.81)	2.97
Less distributions
From net investment income	(0.25)	(0.54)	(0.40)	(0.47)	(0.40)	(0.41)
Net asset value, end of period	$44.86	$47.53	$48.75	$51.54	$32.39	$36.60
Total return (%)[3]	(5.13)[4]	(1.37)	(4.72)	61.03	(10.56)	8.98
Ratios and supplemental data
Net assets, end of period (in millions)	$2,984	$2,961	$2,411	$2,163	$1,331	$1,030
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.42	0.42	0.42	0.43	0.45
Expenses including reductions	0.41[5]	0.42	0.41	0.41	0.42	0.44
Net investment income	1.47[5]	1.28	0.84	0.96	1.33	1.53
Portfolio turnover (%)[6]	8	14	10	20	11	13

[1]	Six months ended 10-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-23[1]	4-30-23	4-30-22	4-30-21	4-30-20	4-30-19
Per share operating performance
Net asset value, beginning of period	$31.61	$31.99	$35.30	$21.77	$26.89	$25.69
Net investment income[2]	0.20	0.35	0.31	0.36	0.33	0.29
Net realized and unrealized gain (loss) on investments	(1.48)	(0.38)	(3.23)	13.51	(5.13)	1.16
Total from investment operations	(1.28)	(0.03)	(2.92)	13.87	(4.80)	1.45
Less distributions
From net investment income	(0.14)	(0.35)	(0.39)	(0.34)	(0.32)	(0.25)
Net asset value, end of period	$30.19	$31.61	$31.99	$35.30	$21.77	$26.89
Total return (%)[3]	(4.10)[4]	(0.06)	(8.39)	64.17	(18.07)	5.71
Ratios and supplemental data
Net assets, end of period (in millions)	$321	$340	$377	$426	$463	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[5]	0.47	0.45	0.45	0.55	0.60
Expenses including reductions	0.42[5]	0.42	0.42	0.42	0.49	0.50
Net investment income	1.24[5]	1.12	0.90	1.31	1.30	1.13
Portfolio turnover (%)[6]	28	44	40	56	36	33

[1]	Six months ended 10-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there  were no sales during the day or closing prices are not available, the securities are valued using  the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Assets
Common stocks
Australia	$32,475,057	$32,475,057	—	—
Austria	907,691	907,691	—	—
Belgium	4,889,746	4,889,746	—	—
Chile	256,581	256,581	—	—
Denmark	14,797,771	14,797,771	—	—
Finland	6,113,654	6,113,654	—	—
France	57,705,550	57,705,550	—	—
Germany	34,325,307	34,325,307	—	—
Hong Kong	8,723,191	8,723,191	—	—
Ireland	3,459,687	3,459,687	—	—
Israel	1,708,454	1,708,454	—	—
Italy	10,988,626	10,988,626	—	—
Japan	112,950,718	112,950,718	—	—
Luxembourg	1,076,712	1,076,712	—	—
Macau	83,736	83,736	—	—
Netherlands	19,006,395	19,006,395	—	—
New Zealand	1,050,743	1,050,743	—	—
Norway	2,784,239	2,784,239	—	—
Portugal	1,213,502	1,213,502	—	—
Singapore	7,292,042	7,292,042	—	—
Spain	14,891,731	14,891,731	—	—
Sweden	12,770,537	12,770,537	—	—
Switzerland	45,318,363	45,318,363	—	—
United Arab Emirates	1	—	$1	—
United Kingdom	68,615,676	68,615,676	—	—
United States	313,662	313,662	—	—
Preferred securities	2,926,857	2,926,857	—	—
Rights	—	—	—	—
Short-term investments	1,282,555	1,282,555	—	—
Total investments in securities	$467,928,784	$467,928,783	$1	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$25,639,024	$25,639,024	—	—
Chile	2,477,553	2,477,553	—	—
China	143,676,522	143,676,522	—	—
Hong Kong	5,340,244	5,340,244	—	—
India	127,708,544	127,708,544	—	—
Indonesia	14,397,869	14,397,869	—	—
Ireland	3,507,408	3,507,408	—	—
Malaysia	11,616,781	11,616,781	—	—
Mexico	16,960,067	16,960,067	—	—
Netherlands	330,230	330,230	—	—
Philippines	6,156,713	6,156,713	—	—
Poland	6,391,647	6,391,647	—	—
Russia	350,526	—	—	$350,526
Saudi Arabia	22,627,433	22,627,433	—	—
South Africa	20,678,981	20,678,981	—	—
South Korea	75,657,047	75,657,047	—	—
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Taiwan	$103,526,070	$103,526,070	—	—
Thailand	12,842,025	12,842,025	—	—
Turkey	3,962,049	3,962,049	—	—
United Kingdom	37,272	37,272	—	—
United States	1,056,001	1,056,001	—	—
Preferred securities	11,629,275	11,629,275	—	—
Rights	1,249	135	$1,114	—
Short-term investments	2,990,552	2,990,552	—	—
Total investments in securities	$619,561,082	$619,209,442	$1,114	$350,526

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$45,173,182	$45,173,182	—	—
Consumer discretionary	67,790,430	67,790,430	—	—
Consumer staples	43,229,413	43,229,413	—	—
Energy	34,580,385	34,580,385	—	—
Financials	94,590,458	94,590,458	—	—
Health care	84,475,689	84,457,531	—	$18,158
Industrials	79,340,592	79,340,592	—	—
Information technology	149,693,824	149,693,824	—	—
Materials	27,020,852	27,020,852	—	—
Real estate	19,183,087	19,183,087	—	—
Utilities	26,064,244	26,064,244	—	—
Short-term investments	833,009	833,009	—	—
Total investments in securities	$671,975,165	$671,957,007	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$89,493,572	$89,493,572	—	—
Consumer discretionary	361,241,311	361,241,311	—	—
Consumer staples	135,556,210	135,556,210	—	—
Energy	174,713,660	174,713,660	—	—
Financials	417,016,980	417,016,980	—	—
Health care	309,850,475	309,566,133	—	$284,342
Industrials	574,849,537	574,849,537	—	—
Information technology	403,306,728	403,306,728	—	—
Materials	189,308,719	189,308,719	—	—
Real estate	157,806,066	157,806,066	—	—
Utilities	167,128,593	167,128,593	—	—
Short-term investments	5,901,973	5,901,973	—	—
Total investments in securities	$2,986,173,824	$2,985,889,482	—	$284,342
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$321,037,240	$321,037,240	—	—
Short-term investments	524,924	524,924	—	—
Total investments in securities	$321,562,164	$321,562,164	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2023. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Developed International ETF	$4,724,503	$742,796	$4,329,002
Multifactor Emerging Markets ETF	3,887,748	1,964,197	2,176,751
Multifactor Large Cap ETF	1,236,855	213,532	1,046,039
Multifactor Mid Cap ETF	18,759,181	2,130,792	16,889,486
Multifactor Small Cap ETF	2,460,673	15,662	2,478,006
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds’ performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2023, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2023 were as follows:
Fund	Commitment fee
Multifactor Developed International ETF	$2,936
Multifactor Emerging Markets ETF	3,264
Multifactor Large Cap ETF	3,426
Multifactor Mid Cap ETF	7,779
Multifactor Small Cap ETF	2,706
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2023, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2023:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$20,073,261	$35,030,597
Multifactor Emerging Markets ETF	22,892,829	36,932,954
Multifactor Large Cap ETF	18,625,742	31,017,739
Multifactor Mid Cap ETF	113,117,852	46,709,259
Multifactor Small Cap ETF	68,951,848	32,614,968
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2023, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2023, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Developed International ETF	$462,033,433	$45,498,259	$(39,602,908)	$5,895,351
Multifactor Emerging Markets ETF	639,709,179	94,131,968	(114,280,065)	(20,148,097)
Multifactor Large Cap ETF	645,128,792	90,604,840	(63,758,467)	26,846,373
Multifactor Mid Cap ETF	2,984,188,175	308,123,467	(306,137,818)	1,985,649
Multifactor Small Cap ETF	329,259,735	22,488,137	(30,185,708)	(7,697,571)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, redemptions-in-kind and foreign currency transactions.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2023. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Developed International ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2023, there were no open futures contracts.	Up to $2.4 million, as measured during the period
Multifactor Emerging Markets ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2023, there were no open futures contracts.	Up to $11.0 million, as measured during the period
Multifactor Large Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2023, there were no open futures contracts.	Up to $2.0 million, as measured during the period
Multifactor Mid Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2023, there were no open futures contracts.	Up to $10.1 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2023, there were no open futures contracts.	Up to $2.0 million, as measured during the period
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2023:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$(11,926)
Multifactor Emerging Markets ETF	Equity	$20,286
Multifactor Large Cap ETF	Equity	$6,212
Multifactor Mid Cap ETF	Equity	$29,169
64	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Small Cap ETF	Equity	$(7,670)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Developed International ETF	0.35%
Multifactor Emerging Markets ETF	0.44%
Multifactor Large Cap ETF	0.26%
Fund	Average daily net assets
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.39%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2023, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Large Cap ETF	0.29%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2024, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2023.
Fund	Expense reimbursement
Multifactor Developed International ETF	$103,769
Multifactor Emerging Markets ETF	275,746
Multifactor Large Cap ETF	129,807
Fund	Expense reimbursement
Multifactor Mid Cap ETF	$113,387
Multifactor Small Cap ETF	86,044

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2023, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Developed International ETF	0.31%
Fund	Net Annual Effective Rate
Multifactor Emerging Markets ETF	0.36%

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Fund	Net Annual Effective Rate
Multifactor Large Cap ETF	0.23%
Multifactor Mid Cap ETF	0.36%
Fund	Net Annual Effective Rate
Multifactor Small Cap ETF	0.34%
Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2023, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the six months ended October 31, 2023, such variable charges were approximately $1,066 and $117,892 for Multifactor Developed International ETF and Multifactor Emerging Markets ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2023. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2023:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Developed International ETF	$53,995,401	$43,007,753	$27,124,418	$43,872,495
Multifactor Emerging Markets ETF	—	47,065,872	25,259,840	75,145,664
Multifactor Large Cap ETF	77,991,360	25,275,864	116,141,282	24,996,231
Multifactor Mid Cap ETF	369,747,218	249,637,084	167,718,525	244,490,164
Multifactor Small Cap ETF	60,476,655	98,721,099	64,919,993	97,351,591
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At October 31, 2023, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	40.46%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	17.27%
	Other affiliated funds	2.06%
66	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Fund	Affiliated Fund	Affiliated Concentration
	Total	59.79%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.41%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.69%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	18.12%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	9.14%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.94%
	Other affiliated funds	5.46%
	Total	88.76%
Multifactor Mid Cap ETF	Total other affiliated funds	6.39%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	32.48%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	14.96%
	Other affiliated funds	3.87%
	Total	51.31%
Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust*	74,574	$17,292,826	$27,740,058	$(44,286,750)	$(817)	$173	$75,759	—	$745,490
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	196,506	$323,200	$7,231,726	$(5,590,093)	$(407)	$(33)	$50,759	—	$1,964,393
Multifactor Large Cap ETF
John Hancock Collateral Trust*	21,367	$188,958	$2,408,487	$(2,383,832)	$(17)	$(1)	$11,436	—	$213,595
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	212,634	$1,147,133	$27,770,123	$(26,791,339)	$(330)	$29	$85,145	—	$2,125,616
Multifactor Small Cap ETF
John Hancock Collateral Trust*	1,447	$619,623	$12,833,105	$(13,438,203)	$(108)	$49	$18,735	—	$14,466

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30 - June 1, 2023. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
68	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
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(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length;
(i)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(j)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
70	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2022	Fees and expenses	Comments
Multifactor Developed International ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods.
Morningstar Category – The fund outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and peer group median for the five-year period.
The Board also noted the fund’s favorable performance relative to the benchmark index for the one-year period and peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Emerging Markets ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the one- and three-year periods and for the period since September 30, 2018.
Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since September 30, 2018.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one- and three-year periods and for the period since September 30, 2018.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one- and three- year periods and underperformed for the five-year period.
Morningstar Category – The fund outperformed the peer group median for the one- and three-year periods and underperformed for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Net total expenses for this fund are equal to than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index and relative to the peer group median for the five-year period.
The Board also noted the fund’s favorable performance relative to the benchmark index and relative to the peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the fund’s expenses.
72	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Portfolio (subadvisor)	Performance of fund, as of 12.31.2022	Fees and expenses	Comments
Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-, three- and five-year periods.
Morningstar Category – The fund outperformed the peer group median for the five-year period and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods and the peer group median for the five-year period.
Multifactor Small Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-, three- and five-year periods.
Morningstar Category – The fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the peer group median for the three- and five-year periods.
The Board also noted the fund’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group median for the one-year period.
The Board took into account management’s discussion of the fund’s expenses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Casey Baum
Rita Chen
Joseph Hohn
Andres Torres
Principal distributor
Foreside Fund Services, LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
Dechert LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The funds’ proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the funds’ holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds’ Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your funds’, as well as monthly portfolio holdings, and other funds’ details available on our website at jhinvestments.com/etf or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:
jhinvestments.com/etf	John Hancock Investment Management 200 Berkeley Street Boston, MA 02116
74	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
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Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
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Floating Rate Income
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High Yield
High Yield Municipal Bond
Income
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Money Market
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Short Duration Municipal Opportunities
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ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFSA 10/2023
12/2023

Semiannual report
John Hancock
ETFs
October 31, 2023

A message to shareholders
Dear shareholder,
Stocks posted mixed results for the six months ended October 31, 2023. U.S. equities ended the period with a gain, while global equities declined. In August, a sharp rise in oil prices raised concerns that inflation would reaccelerate. Investors began factoring in a higher for longer interest-rate environment, with reduced expectations for significant rate cuts in 2024. Geopolitical issues, including armed conflict in the Middle East, tensions between China and the West, and the ongoing conflict in Ukraine, also weighed on investors’ mood.
Bond yields rose sharply, putting downward pressure on bond prices, as recent economic and inflation data led to expectations that the central banks would not be lowering short-term interest rates anytime soon.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ETFs

2	Portfolio summary
7	Your expenses
9	Funds’ investments
26	Financial statements
30	Financial highlights
33	Notes to financial statements
41	Evaluation of advisory and subadvisory agreements by the Board of Trustees
46	More information
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	1

Portfolio summary
Corporate Bond ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-23 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 10/31/2023 (% of net assets)
United States	86.8
United Kingdom	5.0
Switzerland	2.2
Canada	1.5
France	1.3
Germany	1.1
Norway	1.1
Ireland	1.0
TOTAL	100.0
2	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

International High Dividend ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of net assets)
Eni SpA	2.2
Mizuho Financial Group, Inc.	2.1
Assicurazioni Generali SpA	2.1
RWE AG	2.0
Publicis Groupe SA	2.0
J Sainsbury PLC	2.0
AP Moller - Maersk A/S, Series B	2.0
Sumitomo Corp.	2.0
Mitsui & Company, Ltd.	2.0
Adecco Group AG	2.0
TOTAL	20.4
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 10/31/2023 (% of net assets)
Japan	25.5
Germany	13.3
United Kingdom	10.9
Italy	6.2
Hong Kong	6.0
France	5.1
Spain	4.9
Canada	4.9
Netherlands	4.1
Australia	4.0
TOTAL	84.9
Cash and cash equivalents are not included.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	3

Mortgage-Backed Securities ETF
PORTFOLIO COMPOSITION AS OF 10/31/2023 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-23 and do not reflect subsequent downgrades or upgrades, if any.
4	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

Preferred Income ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-23 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 10/31/2023 (% of net assets)
United States	83.9
Canada	9.4
Bermuda	3.7
United Kingdom	2.3
Other countries	0.7
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	5

U.S. High Dividend ETF
SECTOR COMPOSITION AS OF 10/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2023 (% of net assets)
Apple, Inc.	6.5
Microsoft Corp.	6.3
NVIDIA Corp.	2.5
Verizon Communications, Inc.	2.2
CME Group, Inc.	2.2
Eli Lilly & Company	2.1
ONEOK, Inc.	2.1
IBM Corp.	2.1
Broadcom, Inc.	2.1
Merck & Company, Inc.	2.0
TOTAL	30.1
Cash and cash equivalents are not included.
Notes about risk
Each fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund’s investment strategy will be successful and there can be no assurance that active trading markets for shares will develop or be maintained by market makers or authorized  participants.
6	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2023, with the same investment held until October 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2023, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2023, with the same investment held until October 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2023	Ending value on 10-31-2023	Expenses paid during 10-31-2023[1]	Annualized expense ratio
Corporate Bond ETF
Actual expenses/actual returns	$1,000.00	$941.50	$1.42	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
International High Dividend ETF
Actual expenses/actual returns	$1,000.00	$958.70	$2.26	0.46%
Hypothetical example for comparison purposes	1,000.00	1,022.80	2.34	0.46%
Mortgage-Backed Securities ETF
Actual expenses/actual returns	$1,000.00	$948.40	$1.91	0.39%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.98	0.39%
Preferred Income ETF
Actual expenses/actual returns	$1,000.00	$975.70	$2.68	0.54%
Hypothetical example for comparison purposes	1,000.00	1,022.40	2.75	0.54%
SEMIANNUAL | JOHN HANCOCK ETFS	7

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 5-1-2023	Ending value on 10-31-2023	Expenses paid during 10-31-2023[1]	Annualized expense ratio
U.S. High Dividend ETF
Actual expenses/actual returns	$1,000.00	$986.10	$1.70	0.34%
Hypothetical example for comparison purposes	1,000.00	1,023.40	1.73	0.34%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
8	JOHN HANCOCK ETFS | SEMIANNUAL

Funds’ investments
CORPORATE BOND ETF

As of 10-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.0%				$22,602,519
(Cost $26,150,695)
Communication services 7.3%				1,708,239
Entertainment 3.5%
Netflix, Inc. (A)	4.875	06-15-30	350,000	327,582
TWDC Enterprises 18 Corp.	4.125	12-01-41	306,000	233,325
Warnermedia Holdings, Inc.	4.279	03-15-32	309,000	256,197
Media 2.9%
Charter Communications Operating LLC	2.800	04-01-31	313,000	239,362
Comcast Corp.	3.750	04-01-40	600,000	440,935
Wireless telecommunication services 0.9%
T-Mobile USA, Inc.	4.500	04-15-50	289,000	210,838
Consumer discretionary 3.4%				801,235
Automobiles 2.5%
General Motors Company	5.600	10-15-32	376,000	343,339
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	284,000	253,446
Specialty retail 0.9%
The Home Depot, Inc.	3.625	04-15-52	307,000	204,450
Consumer staples 2.5%				579,293
Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	162,000	131,236
PepsiCo, Inc.	2.750	10-21-51	417,000	242,290
Food products 0.9%
Kraft Heinz Foods Company	5.200	07-15-45	249,000	205,767
Energy 9.9%				2,307,350
Oil, gas and consumable fuels 9.9%
Cheniere Energy Partners LP	3.250	01-31-32	313,000	242,712
Continental Resources, Inc.	4.900	06-01-44	391,000	276,085
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	424,000	353,427
Energy Transfer LP	5.250	04-15-29	304,000	288,518
Kinder Morgan, Inc.	3.600	02-15-51	128,000	77,062
MPLX LP	4.500	04-15-38	304,000	236,833
Occidental Petroleum Corp.	6.450	09-15-36	350,000	339,948
Targa Resources Partners LP	4.875	02-01-31	284,000	250,355
Var Energi ASA (A)	8.000	11-15-32	235,000	242,410
Financials 39.1%				9,118,357
Banks 23.3%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	738,000	581,813
Barclays PLC	4.375	01-12-26	600,000	572,716
Citigroup, Inc. (2.976% to 11-5-29, then Overnight SOFR + 1.422%)	2.976	11-05-30	600,000	492,545
Citizens Financial Group, Inc.	3.250	04-30-30	600,000	462,779
Credit Agricole SA (A)	3.250	01-14-30	378,000	307,181
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	313,000	304,918
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	664,000	545,519
Lloyds Banking Group PLC	4.450	05-08-25	600,000	582,772
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	261,000	249,897
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	318,000	259,676
U.S. Bancorp (5.727% to 10-21-25, then Overnight SOFR + 1.430%)	5.727	10-21-26	355,000	349,907
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	600,000	490,649
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	261,000	231,902
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 10.4%
Ares Capital Corp.	3.875	01-15-26	304,000	$284,301
Deutsche Bank AG (2.311% to 11-16-26, then Overnight SOFR + 1.219%)	2.311	11-16-27	304,000	262,938
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	528,000	480,757
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	315,000	284,868
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then Overnight SOFR + 1.345%)	4.414	07-24-26	362,000	351,500
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	245,000	235,849
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	610,000	521,527
Consumer finance 1.5%
Ally Financial, Inc.	8.000	11-01-31	355,000	346,495
Financial services 0.9%
Visa, Inc.	2.700	04-15-40	304,000	203,366
Insurance 3.0%
Athene Global Funding (A)	1.450	01-08-26	284,000	254,366
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	304,000	239,510
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	304,000	220,606
Health care 6.6%				1,532,695
Biotechnology 0.9%
AbbVie, Inc.	4.250	11-21-49	263,000	197,378
Health care providers and services 4.1%
Centene Corp.	2.500	03-01-31	318,000	240,564
HCA, Inc.	4.125	06-15-29	304,000	269,822
UnitedHealth Group, Inc.	3.500	08-15-39	289,000	212,213
Universal Health Services, Inc.	2.650	10-15-30	304,000	232,397
Pharmaceuticals 1.6%
Bristol-Myers Squibb Company	3.700	03-15-52	306,000	205,421
Viatris, Inc.	4.000	06-22-50	304,000	174,900
Industrials 5.8%				1,345,455
Aerospace and defense 0.9%
The Boeing Company	3.750	02-01-50	314,000	199,714
Passenger airlines 2.7%
Delta Air Lines, Inc. (A)	4.750	10-20-28	304,000	285,754
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	348,640	343,250
Trading companies and distributors 2.2%
AerCap Ireland Capital DAC	3.300	01-30-32	303,000	234,579
Air Lease Corp.	2.875	01-15-26	304,000	282,158
Information technology 5.3%				1,239,479
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	189,000	144,459
Software 2.4%
Microsoft Corp.	2.525	06-01-50	646,000	369,784
Oracle Corp.	3.950	03-25-51	286,000	185,654
Technology hardware, storage and peripherals 2.3%
Apple, Inc.	2.700	08-05-51	600,000	346,988
Dell International LLC	3.450	12-15-51	222,000	132,268
Dell International LLC	8.350	07-15-46	54,000	60,326
Materials 2.2%				509,439
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	304,000	259,402
Metals and mining 1.1%
Freeport-McMoRan, Inc.	5.450	03-15-43	304,000	250,037
10	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 5.3%				$1,236,132
Hotel and resort REITs 1.3%
Host Hotels & Resorts LP	3.375	12-15-29	359,000	295,822
Specialized REITs 4.0%
American Tower Corp.	2.950	01-15-51	382,000	203,330
Crown Castle, Inc.	2.900	04-01-41	365,000	220,081
GLP Capital LP	5.375	04-15-26	304,000	291,354
VICI Properties LP	5.125	05-15-32	261,000	225,545
Utilities 9.6%				2,224,845
Electric utilities 5.1%
Duke Energy Corp.	3.300	06-15-41	303,000	198,133
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	378,000	313,576
NRG Energy, Inc. (A)	4.450	06-15-29	406,000	350,942
Vistra Operations Company LLC (A)	4.300	07-15-29	378,000	328,916
Gas utilities 1.1%
Southern California Gas Company	2.550	02-01-30	292,000	237,620
Multi-utilities 3.4%
CenterPoint Energy Resources Corp.	1.750	10-01-30	378,000	284,621
Dominion Energy, Inc.	3.375	04-01-30	334,000	280,881
Wisconsin Electric Power Company	4.750	09-30-32	250,000	230,156

	Yield (%)	Shares	Value
Short-term investments 0.9%			$203,650
(Cost $203,644)
Short-term funds 0.9%			203,650
John Hancock Collateral Trust (B)	5.5153(C)	20,372	203,650

Total investments (Cost $26,354,339) 97.9%	$22,806,169
Other assets and liabilities, net 2.1%	490,073
Total net assets 100.0%	$23,296,242

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,092,730 or 13.3% of the fund’s net assets as of 10-31-23.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-23.
INTERNATIONAL HIGH DIVIDEND ETF

As of 10-31-23 (unaudited)
	Shares	Value
Common stocks 97.5%		$5,626,963
(Cost $5,686,085)
Australia 4.0%		228,950
BHP Group, Ltd.	3,745	105,516
Fortescue Metals Group, Ltd.	6,447	91,027
Woodside Energy Group, Ltd.	1,494	32,407
Belgium 1.9%		111,962
Solvay SA	1,062	111,962
Canada 4.9%		280,099
Canadian Imperial Bank of Commerce	439	15,467
Laurentian Bank of Canada	4,562	83,468
Martinrea International, Inc.	12,726	104,778
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	11

	Shares	Value
Canada (continued)
Power Corp. of Canada	3,174	$76,386
Denmark 2.0%		114,569
AP Moller - Maersk A/S, Series B	69	114,569
Finland 1.6%		93,535
Fortum OYJ	7,901	93,535
France 5.1%		293,675
Klepierre SA	3,946	95,514
Publicis Groupe SA	1,529	115,910
Sanofi	908	82,251
Germany 11.8%		679,088
BASF SE	1,619	74,501
Bayer AG	905	38,895
Bayerische Motoren Werke AG	1,200	111,150
Deutsche Telekom AG	3,211	69,493
DWS Group GmbH & Company KGaA (A)	2,519	73,647
Fresenius SE & Company KGaA	4,063	104,101
Mercedes-Benz Group AG	1,558	91,282
RWE AG	3,038	116,019
Hong Kong 6.0%		349,012
CK Hutchison Holdings, Ltd.	19,000	96,037
Jardine Matheson Holdings, Ltd.	2,070	83,732
Swire Pacific, Ltd., Class A	16,762	107,325
WH Group, Ltd. (A)	103,743	61,918
Italy 6.2%		357,774
Assicurazioni Generali SpA	5,986	118,603
Eni SpA	7,774	126,774
Poste Italiane SpA (A)	11,385	112,397
Japan 25.5%		1,470,730
Daiwa House Industry Company, Ltd.	2,100	57,227
FUJIFILM Holdings Corp.	1,917	103,834
Japan Tobacco, Inc.	1,962	45,615
JFE Holdings, Inc.	8,200	112,865
Komatsu, Ltd.	2,300	52,593
Marubeni Corp.	7,586	109,098
Mitsubishi Corp.	2,300	105,626
Mitsui & Company, Ltd.	3,196	114,317
Mizuho Financial Group, Inc.	7,091	119,186
Nippon Steel Corp.	5,100	108,840
Ricoh Company, Ltd.	6,900	55,243
Seiko Epson Corp.	4,168	57,148
Shionogi & Company, Ltd.	916	42,260
Sojitz Corp.	2,672	54,800
Sumitomo Corp.	5,895	114,381
Toyota Tsusho Corp.	2,100	109,628
Yamaha Motor Company, Ltd.	4,500	108,069
Netherlands 4.1%		235,303
ABN AMRO Bank NV (A)	7,818	104,824
ASML Holding NV	88	52,582
Koninklijke Ahold Delhaize NV	2,632	77,897
Norway 1.8%		104,942
Yara International ASA	3,212	104,942
12	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore 2.9%		$168,461
Oversea-Chinese Banking Corp., Ltd.	10,818	100,122
Wilmar International, Ltd.	26,300	68,339
Spain 4.9%		285,769
Banco Bilbao Vizcaya Argentaria SA	11,465	89,944
Repsol SA	6,052	88,438
Telefonica SA	27,865	107,387
Switzerland 3.9%		222,912
ABB, Ltd.	2,806	93,857
Adecco Group AG	3,008	113,174
Novartis AG	162	15,049
Sandoz Group AG (B)	32	832
United Kingdom 10.9%		630,182
British American Tobacco PLC	3,765	112,114
GSK PLC	5,582	98,717
Imperial Brands PLC	3,916	83,205
J Sainsbury PLC	36,906	115,228
Land Securities Group PLC	14,250	98,390
Tesco PLC	22,665	74,175

The British Land Company PLC	13,394	48,353
Preferred securities 1.5%		$88,320
(Cost $107,094)
Germany 1.5%		88,320
Volkswagen AG	837	88,320

	Yield (%)	Shares	Value
Short-term investments 0.6%			$35,171
(Cost $35,172)
Short-term funds 0.6%			35,171
John Hancock Collateral Trust (C)	5.5153(D)	3,518	35,171

Total investments (Cost $5,828,351) 99.6%	$5,750,454
Other assets and liabilities, net 0.4%	20,664
Total net assets 100.0%	$5,771,118

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 10-31-23.
MORTGAGE-BACKED SECURITIES ETF

As of 10-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 50.4%				$14,009,136
(Cost $16,955,998)
U.S. Government 1.0%				279,405
U.S. Treasury
Bond	3.000	08-15-52	100,000	68,594
Bond	3.375	08-15-42	84,000	64,992
Bond	3.875	02-15-43	100,000	83,141
Bond	4.000	11-15-52	75,000	62,678
U.S. Government Agency 49.4%				13,729,731
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	09-01-51	168,609	131,038
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	01-01-52	246,253	$191,381
30 Yr Pass Thru	2.500	04-01-52	125,156	97,072
30 Yr Pass Thru	3.000	05-01-51	257,392	209,136
30 Yr Pass Thru	3.000	06-01-51	226,329	182,836
30 Yr Pass Thru	3.000	02-01-52	284,152	228,748
30 Yr Pass Thru	3.500	09-01-47	327,687	278,266
30 Yr Pass Thru	3.500	05-01-52	208,333	174,666
30 Yr Pass Thru	3.500	07-01-52	285,771	239,144
30 Yr Pass Thru	4.000	07-01-52	203,857	176,534
30 Yr Pass Thru	4.000	09-01-52	204,336	176,862
30 Yr Pass Thru	4.000	10-01-52	308,355	267,460
30 Yr Pass Thru	4.500	07-01-52	892,674	802,312
30 Yr Pass Thru	4.500	10-01-52	123,106	110,529
30 Yr Pass Thru	5.000	07-01-53	304,103	280,717
30 Yr Pass Thru	5.000	07-01-53	153,529	141,972
30 Yr Pass Thru	5.500	07-01-53	399,403	380,015
30 Yr Pass Thru	6.000	04-01-53	147,139	143,751
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	280,728	208,778
30 Yr Pass Thru	2.000	08-01-51	511,157	381,747
30 Yr Pass Thru	2.000	08-01-51	367,453	273,047
30 Yr Pass Thru	2.000	09-01-51	528,379	393,618
30 Yr Pass Thru	2.500	04-01-51	250,363	192,149
30 Yr Pass Thru	2.500	07-01-51	276,909	215,638
30 Yr Pass Thru	2.500	08-01-51	483,290	375,297
30 Yr Pass Thru	2.500	08-01-51	530,362	411,851
30 Yr Pass Thru	2.500	08-01-51	288,038	223,585
30 Yr Pass Thru	2.500	08-01-51	414,512	322,147
30 Yr Pass Thru	2.500	08-01-51	193,272	148,213
30 Yr Pass Thru	2.500	09-01-51	420,663	326,532
30 Yr Pass Thru	2.500	12-01-51	251,623	195,083
30 Yr Pass Thru	2.500	01-01-52	250,185	193,967
30 Yr Pass Thru	2.500	03-01-52	524,230	406,597
30 Yr Pass Thru	3.000	11-01-46	340,286	279,467
30 Yr Pass Thru	3.000	11-01-46	197,686	162,354
30 Yr Pass Thru	3.000	04-01-47	200,065	164,307
30 Yr Pass Thru	3.000	05-01-50	220,695	179,492
30 Yr Pass Thru	3.000	07-01-50	292,638	234,985
30 Yr Pass Thru	3.000	11-01-50	237,134	193,380
30 Yr Pass Thru	3.000	07-01-51	214,039	172,773
30 Yr Pass Thru	3.000	08-01-51	471,978	381,869
30 Yr Pass Thru	3.000	02-01-52	276,500	222,674
30 Yr Pass Thru	3.000	03-01-52	208,416	168,365
30 Yr Pass Thru	3.000	03-01-52	123,105	99,141
30 Yr Pass Thru	3.500	12-01-46	154,250	131,372
30 Yr Pass Thru	3.500	02-01-47	180,148	153,260
30 Yr Pass Thru	3.500	02-01-48	234,928	199,570
30 Yr Pass Thru	3.500	11-01-48	209,022	177,384
30 Yr Pass Thru	3.500	04-01-50	207,909	176,260
30 Yr Pass Thru	3.500	04-01-51	200,716	169,660
30 Yr Pass Thru	3.500	03-01-52	128,428	108,155
30 Yr Pass Thru	4.000	04-01-47	103,234	91,083
30 Yr Pass Thru	4.000	03-01-48	118,658	104,469
30 Yr Pass Thru	4.000	06-01-49	101,319	89,267
30 Yr Pass Thru	4.000	06-01-49	108,035	95,691
30 Yr Pass Thru	4.000	04-01-50	110,166	97,105
30 Yr Pass Thru	4.000	06-01-52	261,772	227,095
14	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-52	368,578	$320,099
30 Yr Pass Thru	4.500	10-01-52	144,033	129,453
30 Yr Pass Thru	4.500	11-01-52	260,976	234,558
30 Yr Pass Thru	5.000	06-01-53	205,725	190,155
30 Yr Pass Thru	5.000	07-01-53	113,865	105,278

30 Yr Pass Thru	5.500	06-01-53	200,177	190,322
Collateralized mortgage obligations 32.8%				$9,131,175
(Cost $10,506,531)
Commercial and residential 17.9%				4,981,192
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (A)(B)	3.500	07-25-43	90,059	76,638
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	92,399	84,488
Series 2021-2, Class A3 (A)(B)	1.447	04-25-66	148,397	119,273
Arroyo Mortgage Trust
Series 2019-1, Class A3 (A)(B)	4.208	01-25-49	172,991	156,680
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (30 day Average SOFR + 3.150%) (A)(C)	8.471	09-25-31	200,000	199,761
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	70,188
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	87,717
COLT Mortgage Loan Trust
Series 2021-1, Class A1 (A)(B)	0.910	06-25-66	188,537	143,437
Series 2021-4, Class A1 (A)(B)	1.397	10-25-66	157,207	118,928
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	116,650
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	59,145
CSMC Trust
Series 2022-NQM4, Class A1A (4.819% to 6-1-26, then 5.819% thereafter) (A)	4.819	06-25-67	281,088	268,147
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (A)	5.000	08-25-67	301,951	284,223
Extended Stay America Trust
Series 2021-ESH, Class C (1 month CME Term SOFR + 1.814%) (A)(C)	7.148	07-15-38	189,470	185,433
Flagstar Mortgage Trust
Series 2021-6INV, Class A4 (A)(B)	2.500	08-25-51	199,610	145,817
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	104,627
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (A)	6.250	08-25-67	88,391	86,030
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15 (A)(B)	3.500	05-25-50	147,677	122,320
Series 2019-INV3, Class B3 (A)(B)	4.364	05-25-50	214,665	172,937
Series 2022-DSC1, Class A1 (A)(B)	4.750	01-25-63	233,181	208,246
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	77,702
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (A)	5.750	11-25-67	136,975	132,111
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	69,157	61,245
Oaktown RE VII, Ltd.
Series 2021-2, Class M1B (30 day Average SOFR + 2.900%) (A)(C)	8.221	04-25-34	200,000	201,899
OBX Trust
Series 2020-EXP2, Class A8 (A)(B)	3.000	05-25-60	82,950	65,652
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month CME Term SOFR + 3.464%) (A)(C)	8.799	07-15-38	300,000	233,688
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.317	02-25-52	250,000	181,431
Towd Point Mortgage Trust
Series 2019-4, Class B1B (A)(B)	3.500	10-25-59	315,000	200,521
Triangle RE, Ltd.
Series 2021-3, Class M1B (30 day Average SOFR + 2.900%) (A)(C)	8.221	02-25-34	200,000	200,670
TRK Trust
Series 2021-INV1, Class A1 (A)(B)	1.153	07-25-56	129,254	107,331
Verus Securitization Trust
Series 2019-4, Class A1 (A)	3.642	11-25-59	56,156	53,433
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	84,129	$76,046
Series 2020-INV1, Class A2 (A)(B)	3.035	03-25-60	170,000	162,426
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	86,712	71,732
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	91,173	72,641
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	75,978	60,405
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	80,018	74,108
Series 2023-6, Class M1 (A)(B)	7.458	09-25-68	100,000	97,096
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	43,122	40,370
U.S. Government Agency 14.9%				4,149,983
Federal Home Loan Mortgage Corp.
Series 2016-SC01, Class M2 (B)	3.903	07-25-46	78,907	75,867
Series 2019-HQA2, Class B1 (30 day Average SOFR + 4.214%) (A)(C)	9.535	04-25-49	200,000	212,713
Series 2021-HQA1, Class M2 (30 day Average SOFR + 2.250%) (A)(C)	7.571	08-25-33	90,677	89,628
Series 2021-HQA3, Class B1 (30 day Average SOFR + 3.350%) (A)(C)	8.671	09-25-41	200,000	198,500
Series 2022-DNA3, Class M2 (30 day Average SOFR + 4.350%) (A)(C)	9.671	04-25-42	250,000	259,258
Series 2023-DNA1, Class M1B (30 day Average SOFR + 3.100%) (A)(C)	8.421	03-25-43	250,000	256,496
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(C)	8.821	05-25-43	200,000	205,778
Series 5150, Class IS IO	0.000	08-25-51	1,741,000	62,851
Series 5250, Class AY	2.000	01-25-55	449,994	252,161
Series K109, Class X1 IO	1.580	04-25-30	1,981,495	153,132
Series K116, Class X1 IO	1.424	07-25-30	2,730,892	193,830
Series K118, Class X1 IO	0.958	09-25-30	3,178,373	158,785
Series X2FX, Class X1 IO	0.638	09-25-25	7,817,344	105,074
Federal National Mortgage Association
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%) (A)(C)	8.421	10-25-41	200,000	199,377
Series 2022-22, Class B	2.000	07-25-54	400,000	208,124
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (A)(C)	9.821	01-25-42	200,000	203,965
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(C)	9.221	04-25-43	100,000	103,840
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (A)(C)	10.671	05-25-43	200,000	210,585
Government National Mortgage Association
Series 2014-103, Class DA (B)	3.250	09-16-54	99,055	91,560
Series 2014-135, Class IO	0.425	01-16-56	14,363,236	257,023
Series 2016-26, Class IO	0.633	02-16-58	5,112,952	114,776
Series 2017-159, Class IO	0.433	06-16-59	3,892,825	107,982
Series 2018-23, Class IO	0.566	11-16-59	1,755,625	63,255
Series 2021-178, Class IA IO	0.100	10-16-61	38,078,319	233,725

Series 2022-141, Class BC	2.100	06-16-64	265,000	131,698
Asset backed securities 15.1%				$4,190,255
(Cost $4,430,933)
Asset backed securities 15.1%				4,190,255
AMMC CLO, Ltd.
Series 2020-23A, Class CR (3 month CME Term SOFR + 2.262%) (A)(C)	7.664	10-17-31	140,000	136,095
AMSR Trust
Series 2020-SFR1, Class C (A)	2.419	04-17-37	150,000	141,237
Series 2020-SFR4, Class D (A)	2.006	11-17-37	314,000	283,031
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month CME Term SOFR + 4.312%) (A)(C)	9.690	10-25-32	150,000	144,147
CARS-DB4 LP
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	94,652
CARS-DB6 LP
Series 2022-1A, Class B (A)	4.680	03-15-52	175,000	142,968
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	126,671	107,765
Columbia Cent CLO XXVIII, Ltd.
Series 2018-28A, Class BR (3 month CME Term SOFR + 2.412%) (A)(C)	7.781	11-07-30	350,000	335,209
DB Master Finance LLC
Series 2021-1A, Class A23 (A)	2.791	11-20-51	196,500	148,394
16	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	200,000	$173,686
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	200,025	187,510
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	103,118	92,228
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	171,323
Series 2022-SFR1, Class D (A)	5.197	05-17-39	200,000	184,875
Hertz Vehicle Financing LLC
Series 2022-2A, Class A (A)	2.330	06-26-28	200,000	174,426
Hilton Grand Vacations Trust
Series 2023-1A, Class C (A)	6.940	01-25-38	95,550	94,980
LCM XV LP
Series 15A, Class DR (3 month CME Term SOFR + 3.962%) (A)(C)	9.377	07-20-30	250,000	238,794
Madison Park Funding XLI, Ltd.
Series 12A, Class DR (3 month CME Term SOFR + 3.062%) (A)(C)	8.474	04-22-27	250,000	250,000
Progress Residential Trust
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	100,000	87,279
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	130,287
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	193,550
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (A)	3.650	11-20-49	189,850	143,645
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	196,500	169,349
Tricon Residential Trust
Series 2021-SFR1, Class G (A)	4.133	07-17-38	100,000	87,437
Vantage Data Centers LLC
Series 2021-1A, Class A2 (A)	2.165	10-15-46	125,000	108,992
Voya CLO, Ltd.
Series 2018-2A, Class E (3 month CME Term SOFR + 5.512%) (A)(C)	10.905	07-15-31	200,000	168,396

	Yield (%)	Shares	Value
Short-term investments 1.2%			$341,541
(Cost $341,542)
Short-term funds 1.2%			341,541
John Hancock Collateral Trust (D)	5.5153(E)	34,166	341,541

Total investments (Cost $32,235,004) 99.5%	$27,672,107
Other assets and liabilities, net 0.5%	142,064
Total net assets 100.0%	$27,814,171

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,111,587 or 39.9% of the fund’s net assets as of 10-31-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 10-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	12	Long	Dec 2023	$1,434,612	$1,313,250	$(121,362)
						$(121,362)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
PREFERRED INCOME ETF

As of 10-31-23 (unaudited)
	Shares	Value
Preferred securities 54.2%		$17,017,158
(Cost $19,156,809)
Communication services 3.3%		1,048,271
Diversified telecommunication services 0.5%
Qwest Corp., 6.500%	12,104	146,337
Media 0.1%
Paramount Global, 5.750%	2,202	34,241
Wireless telecommunication services 2.7%
Telephone & Data Systems, Inc., 6.000%	17,241	221,547
Telephone & Data Systems, Inc., 6.625%	12,909	190,408
U.S. Cellular Corp., 5.500%	7,200	106,992
U.S. Cellular Corp., 5.500%	7,319	107,004
U.S. Cellular Corp., 6.250%	14,651	241,742
Consumer discretionary 0.4%		123,331
Broadline retail 0.4%
Qurate Retail, Inc., 8.000%	4,263	101,459
QVC, Inc., 6.250%	2,632	21,872
Energy 0.8%		257,072
Oil, gas and consumable fuels 0.8%
NuStar Logistics LP, 12.389% (3 month CME Term SOFR + 6.996%) (A)	9,895	257,072
Financials 31.9%		10,014,877
Banks 12.8%
Bank of America Corp., 4.250%	8,414	136,812
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	7,023	174,802
Bank of America Corp., 7.250%	339	357,035
Citigroup Capital XIII, 12.022% (3 month CME Term SOFR + 6.632%) (A)	20,074	575,522
Citigroup, Inc., 9.696% (3 month CME Term SOFR + 4.302%) (A)	15,767	403,635
Fifth Third Bancorp, 6.000%	12,773	295,695
First Citizens BancShares, Inc., 5.375%	5,616	107,827
Fulton Financial Corp., 5.125%	7,259	110,772
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	9,010	199,572
JPMorgan Chase & Co., 6.000%	3,210	76,751
KeyCorp, 5.650%	9,679	148,089
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	1,540	25,733
Pinnacle Financial Partners, Inc., 6.750%	5,285	117,274
Regions Financial Corp., 4.450%	9,021	133,330
Synovus Financial Corp., 9.011% (3 month CME Term SOFR + 3.614%) (A)	9,386	233,336
Truist Financial Corp., 4.750%	5,242	93,465
Wells Fargo & Company, 4.750%	27,426	488,183
Wells Fargo & Company, 7.500%	184	194,359
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	6,139	141,443
Capital markets 4.4%
Brookfield Finance, Inc., 4.625%	9,852	145,908
18	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Carlyle Finance LLC, 4.625%	1,963	$32,075
Morgan Stanley, 6.375%	12,810	301,291
Morgan Stanley, 6.500%	13,502	332,959
Morgan Stanley, 6.875%	6,039	147,654
Morgan Stanley, 7.125%	15,513	389,376
State Street Corp., 5.350%	1,359	29,721
Consumer finance 0.6%
Navient Corp., 6.000%	12,057	207,260
Financial services 2.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	15,316	400,667
KKR Group Finance Company IX LLC, 4.625%	15,256	252,639
National Rural Utilities Cooperative Finance Corp., 5.500%	2,905	65,653
Insurance 11.8%
AEGON Funding Company LLC, 5.100%	16,588	309,034
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	8,649	198,235
American Financial Group, Inc., 5.125%	8,191	156,530
American International Group, Inc., 5.850%	15,460	346,304
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	18,733	466,452
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	17,535	370,515
Brighthouse Financial, Inc., 6.600%	18,332	357,841
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	5,833	138,767
Lincoln National Corp., 9.000%	14,303	379,030
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	18,348	467,874
RenaissanceRe Holdings, Ltd., 4.200%	11,790	181,920
The Allstate Corp., 7.375%	5,437	140,111
Unum Group, 6.250%	8,196	183,426
Industrials 0.8%		242,499
Trading companies and distributors 0.8%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	9,096	242,499
Real estate 1.3%		397,038
Hotel and resort REITs 0.6%
Pebblebrook Hotel Trust, 6.375%	10,918	192,812
Office REITs 0.4%
Vornado Realty Trust, 5.400%	7,524	106,916
Specialized REITs 0.3%
Public Storage, 4.625%	5,260	97,310
Utilities 15.7%		4,934,070
Electric utilities 4.0%
Duke Energy Corp., 5.750%	13,700	314,278
NextEra Energy Capital Holdings, Inc., 5.650%	239	5,301
NextEra Energy, Inc., 6.926%	15,041	564,639
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month CME Term SOFR + 3.252%)	5,543	133,808
SCE Trust VI, 5.000%	13,758	241,040
Gas utilities 0.9%
South Jersey Industries, Inc., 5.625%	8,041	100,513
UGI Corp., 7.250%	3,387	171,992
Independent power and renewable electricity producers 1.1%
The AES Corp., 6.875%	6,050	364,694
Multi-utilities 9.7%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%)	20,228	497,407
Algonquin Power & Utilities Corp., 9.341% (3 month LIBOR + 3.677%) (A)	25,514	639,891
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	19

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625%	11,242	$241,591
CMS Energy Corp., 5.875%	2,777	61,233
CMS Energy Corp., 5.875%	17,145	380,790
DTE Energy Company, 5.250%	12,671	272,173
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%)	21,254	531,350

Sempra, 5.750%	18,372	413,370
Common stocks 1.6%		$492,857
(Cost $709,393)
Communication services 0.6%		181,165
Diversified telecommunication services 0.6%
Verizon Communications, Inc.	5,157	181,165
Utilities 1.0%		311,692
Multi-utilities 1.0%
Algonquin Power & Utilities Corp.	16,677	311,692

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 42.6%				$13,348,597
(Cost $14,407,250)
Communication services 1.0%				315,718
Media 1.0%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	429,000	315,718
Consumer discretionary 1.6%				511,244
Automobiles 1.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	160,000	134,362
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	460,000	376,882
Energy 4.9%				1,517,793
Oil, gas and consumable fuels 4.9%
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	101,000	93,436
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	167,000	149,372
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	288,000	275,895
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	873,000	674,393
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	391,000	324,697
Financials 28.2%				8,847,563
Banks 21.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	390,000	335,790
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	453,000	425,920
Bank of America Corp. (6.500% to 10-23-24, then 3 month CME Term SOFR + 4.436%) (B)	6.500	10-23-24	65,000	64,147
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)	8.000	06-15-24	366,000	357,964
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)	7.750	08-16-29	235,000	217,886
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	298,000	284,226
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	227,000	218,588
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (B)	6.375	04-06-24	388,000	315,503
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	270,000	250,813
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	270,000	232,135
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	219,000	170,306
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	478,000	445,335
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)	6.750	02-01-24	372,000	371,718
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	167,000	111,231
20	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)	7.500	06-27-24	382,000	$372,286
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	476,000	318,305
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	329,000	321,843
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	477,000	399,850
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	479,000	426,159
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	422,000	347,306
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	510,000	500,342
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)	5.900	06-15-24	123,000	120,947
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	229,000	229,297
Capital markets 1.6%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	198,000	135,119
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	113,000	89,246
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	291,000	285,399
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	242,000	223,466
Insurance 4.1%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	241,000	212,039
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	268,000	259,105
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)	5.875	03-15-28	420,000	369,904
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	341,000	192,340
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	400,000	243,048
Utilities 6.9%				2,156,279
Electric utilities 3.9%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)	5.000	12-15-26	177,000	157,523
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	476,000	426,578
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	336,000	296,926
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)	10.250	03-15-28	357,000	344,638
Independent power and renewable electricity producers 1.9%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (B)(C)	7.000	12-15-26	170,000	154,700
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	459,000	436,050
Multi-utilities 1.1%
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	123,000	100,079

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	255,000	239,785
Capital preferred securities 0.7%				$225,036
(Cost $241,177)
Financials 0.7%				225,036
Insurance 0.7%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-67	221,000	225,036

	Yield (%)	Shares	Value
Short-term investments 0.4%			$137,856
(Cost $137,857)
Short-term funds 0.4%			137,856
John Hancock Collateral Trust (D)	5.5153(E)	13,790	137,856
Total investments (Cost $34,652,486) 99.5%			$31,221,504
Other assets and liabilities, net 0.5%			144,596
Total net assets 100.0%			$31,366,100

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	21

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 10-31-23.
U.S. HIGH DIVIDEND ETF

As of 10-31-23 (unaudited)
	Shares	Value
Common stocks 98.8%		$6,634,341
(Cost $6,406,528)
Communication services 4.9%		327,042
Diversified telecommunication services 2.2%
Verizon Communications, Inc.	4,237	148,846
Entertainment 0.5%
TKO Group Holdings, Inc.	354	29,021
Media 2.2%
Comcast Corp., Class A	605	24,980
Omnicom Group, Inc.	572	42,849
Paramount Global, Class B	1,413	15,373
The Interpublic Group of Companies, Inc.	2,323	65,973
Consumer discretionary 5.4%		361,250
Automobiles 0.2%
Ford Motor Company	1,496	14,586
Hotels, restaurants and leisure 1.4%
Starbucks Corp.	1,042	96,114
Household durables 0.4%
Garmin, Ltd.	227	23,274
Leisure products 0.3%
Hasbro, Inc.	427	19,279
Specialty retail 2.9%
Best Buy Company, Inc.	1,008	67,355
Dick’s Sporting Goods, Inc.	301	32,192
The Home Depot, Inc.	185	52,668
Williams-Sonoma, Inc.	268	40,264
Textiles, apparel and luxury goods 0.2%
NIKE, Inc., Class B	151	15,518
Consumer staples 2.6%		174,126
Consumer staples distribution and retail 0.3%
Target Corp.	160	17,726
Food products 0.4%
Archer-Daniels-Midland Company	378	27,053
Tobacco 1.9%
Altria Group, Inc.	3,220	129,347
Energy 6.5%		436,944
Oil, gas and consumable fuels 6.5%
Chevron Corp.	405	59,021
Exxon Mobil Corp.	1,172	124,056
Kinder Morgan, Inc.	2,176	35,251
ONEOK, Inc.	2,158	140,702
22	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	326	$77,914
Financials 13.8%		926,967
Banks 1.9%
Huntington Bancshares, Inc.	1,467	14,157
Truist Financial Corp.	3,866	109,640
Capital markets 6.2%
BlackRock, Inc.	184	112,660
CME Group, Inc.	687	146,647
Franklin Resources, Inc.	821	18,711
T. Rowe Price Group, Inc.	1,309	118,465
The Charles Schwab Corp.	416	21,649
Consumer finance 0.9%
Ally Financial, Inc.	1,173	28,375
American Express Company	126	18,400
Synchrony Financial	513	14,390
Financial services 1.6%
The Western Union Company	7,874	88,897
Voya Financial, Inc.	297	19,831
Insurance 3.2%
Fidelity National Financial, Inc.	1,402	54,804
Principal Financial Group, Inc.	456	30,862
Prudential Financial, Inc.	1,416	129,479
Health care 11.0%		740,987
Biotechnology 2.7%
Amgen, Inc.	214	54,720
Gilead Sciences, Inc.	1,652	129,748
Health care equipment and supplies 1.2%
Abbott Laboratories	706	66,752
Medtronic PLC	220	15,523
Health care providers and services 0.6%
UnitedHealth Group, Inc.	80	42,845
Life sciences tools and services 0.7%
Danaher Corp.	145	27,843
Thermo Fisher Scientific, Inc.	36	16,012
Pharmaceuticals 5.8%
Eli Lilly & Company	255	141,252
Johnson & Johnson	169	25,069
Merck & Company, Inc.	1,331	136,694
Pfizer, Inc.	2,766	84,529
Industrials 10.6%		712,432
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	883	124,724
Commercial services and supplies 0.0%
Veralto Corp. (A)	42	2,898
Electrical equipment 1.2%
Rockwell Automation, Inc.	295	77,529
Ground transportation 0.9%
Old Dominion Freight Line, Inc.	76	28,626
Union Pacific Corp.	151	31,349
Machinery 2.2%
AGCO Corp.	1,052	120,622
Caterpillar, Inc.	119	26,900
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	23

	Shares	Value
Industrials (continued)
Professional services 2.3%
Automatic Data Processing, Inc.	227	$49,536
Paychex, Inc.	955	106,053
Trading companies and distributors 2.1%
W.W. Grainger, Inc.	25	18,246
Watsco, Inc.	361	125,949
Information technology 32.3%		2,170,568
Communications equipment 1.9%
Cisco Systems, Inc.	2,524	131,576
IT services 2.1%
IBM Corp.	967	139,867
Semiconductors and semiconductor equipment 11.7%
Analog Devices, Inc.	94	14,789
Broadcom, Inc.	166	139,667
KLA Corp.	185	86,895
Lam Research Corp.	159	93,527
Marvell Technology, Inc.	661	31,212
Monolithic Power Systems, Inc.	243	107,343
NVIDIA Corp.	420	171,276
NXP Semiconductors NV	126	21,726
Qualcomm, Inc.	527	57,438
Texas Instruments, Inc.	445	63,194
Software 8.6%
Gen Digital, Inc.	1,129	18,809
Microsoft Corp.	1,253	423,652
Oracle Corp.	1,280	132,352
Technology hardware, storage and peripherals 8.0%
Apple, Inc.	2,574	439,562
HP, Inc.	1,517	39,943
Seagate Technology Holdings PLC	846	57,740
Materials 3.5%		236,308
Chemicals 3.0%
Dow, Inc.	1,392	67,289
LyondellBasell Industries NV, Class A	1,488	134,277
Containers and packaging 0.5%
Packaging Corp. of America	227	34,742
Real estate 5.4%		362,017
Specialized REITs 5.4%
Gaming and Leisure Properties, Inc.	2,424	110,025
Public Storage	518	123,652
VICI Properties, Inc.	4,600	128,340
Utilities 2.8%		185,700
Electric utilities 2.8%
Evergy, Inc.	474	23,292
Exelon Corp.	1,133	44,119
NextEra Energy, Inc.	743	43,317
The Southern Company	1,114	74,972

	Yield (%)	Shares	Value
Short-term investments 1.4%			$94,253
(Cost $94,257)
Short-term funds 1.4%			94,253
John Hancock Collateral Trust (B)	5.5153(C)	9,429	94,253

24	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $6,500,785) 100.2%	$6,728,594
Other assets and liabilities, net (0.2%)	(13,219)
Total net assets 100.0%	$6,715,375

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	25

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-23 (unaudited)

	Corporate Bond ETF	International High Dividend ETF	Mortgage-Backed Securities ETF	Preferred Income ETF	U.S. High Dividend ETF
Assets
Unaffiliated investments, at value	$22,602,519	$5,715,283	$27,330,566	$31,083,648	$6,634,341
Affiliated investments, at value	203,650	35,171	341,541	137,856	94,253
Total investments, at value	22,806,169	5,750,454	27,672,107	31,221,504	6,728,594
Receivable for futures variation margin	—	—	22,519	—	—
Foreign currency, at value	—	75	—	—	—
Collateral held at broker for futures contracts	—	—	50,000	—	—
Dividends and interest receivable	254,328	41,090	115,456	186,863	8,337
Receivable for investments sold	1,093,409	—	—	—	—
Receivable from affiliates	7,300	11,849	3,818	2,911	11,242
Other assets	2,116	960	78	1,408	1,018
Total assets	24,163,322	5,804,428	27,863,978	31,412,686	6,749,191
Liabilities
Payable for investments purchased	816,650	—	—	—	—
Payable to affiliates
Accounting and legal services fees	1,390	374	1,671	1,886	426
Other liabilities and accrued expenses	49,040	32,936	48,136	44,700	33,390
Total liabilities	867,080	33,310	49,807	46,586	33,816
Net assets	$23,296,242	$5,771,118	$27,814,171	$31,366,100	$6,715,375
Net assets consist of
Paid-in capital	$28,491,107	$5,849,122	$33,120,583	$36,416,628	$6,561,749
Total distributable earnings (loss)	(5,194,865)	(78,004)	(5,306,412)	(5,050,528)	153,626
Net assets	$23,296,242	$5,771,118	$27,814,171	$31,366,100	$6,715,375
Unaffiliated investments, at cost	$26,150,695	$5,793,179	$31,893,462	$34,514,629	$6,406,528
Affiliated investments, at cost	$203,644	$35,172	$341,542	$137,857	$94,257
Foreign currency, at cost	—	$75	—	—	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$23,296,242	$5,771,118	$27,814,171	$31,366,100	$6,715,375
Shares outstanding	1,200,000	230,000	1,375,000	1,575,000	250,000
Net asset value per share	$19.41	$25.09	$20.23	$19.91	$26.86
26	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-23 (unaudited)

	Corporate Bond ETF	International High Dividend ETF	Mortgage-Backed Securities ETF	Preferred Income ETF	U.S. High Dividend ETF
Investment income
Interest	$553,402	—	$538,211	$418,136	$174
Dividends from affiliated investments	3,322	$2,285	16,681	16,609	1,930
Dividends from unaffiliated investments	—	203,817	—	634,807	114,459
Less foreign taxes withheld	—	(20,992)	—	(3,230)	(38)
Total investment income	556,724	185,110	554,892	1,066,322	116,525
Expenses
Investment management fees	28,412	12,247	46,787	71,403	10,234
Accounting and legal services fees	2,380	625	2,749	2,875	691
Transfer agent fees	5,033	4,581	5,033	5,033	4,669
Trustees’ fees	269	64	325	294	75
Custodian fees	30,782	16,904	27,591	23,482	17,183
Printing and postage	8,704	5,187	8,690	8,742	5,539
Professional fees	16,329	17,959	16,381	16,343	18,072
Stock exchange listing fees	9,261	6,645	10,600	11,469	6,871
Other	5,788	4,206	5,546	7,232	4,109
Total expenses	106,958	68,418	123,702	146,873	67,443
Less expense reductions	(72,628)	(53,806)	(70,039)	(68,186)	(55,445)
Net expenses	34,330	14,612	53,663	78,687	11,998
Net investment income	522,394	170,498	501,229	987,635	104,527
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(542,999)	(103,068)	9,037	(150,420)	(162,954)
Affiliated investments	(35)	(20)	(27)	(139)	(38)
Futures contracts	—	5,941	(50,258)	—	4,877
Redemptions in kind	—	89,273	—	—	173,095
	(543,034)	(7,874)	(41,248)	(150,559)	14,980
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,376,420)	(400,191)	(1,761,946)	(1,678,686)	(207,614)
Affiliated investments	—	(1)	(16)	(5)	(5)
Futures	—	—	(173,225)	—	—
	(1,376,420)	(400,192)	(1,935,187)	(1,678,691)	(207,619)
Net realized and unrealized loss	(1,919,454)	(408,066)	(1,976,435)	(1,829,250)	(192,639)
Decrease in net assets from operations	$(1,397,060)	$(237,568)	$(1,475,206)	$(841,615)	$(88,112)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK ETFS	27

STATEMENTS OF CHANGES IN NET ASSETS

	Corporate Bond ETF		International High Dividend ETF		Mortgage-Backed Securities ETF
	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23	Six months ended 10-31-23 (unaudited)	Period ended 4-30-23[1]	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23
Increase (decrease) in net assets
From operations
Net investment income	$522,394	$659,866	$170,498	$128,771	$501,229	$950,280
Net realized gain (loss)	(543,034)	(889,664)	(7,874)	26,965	(41,248)	(270,616)
Change in net unrealized appreciation (depreciation)	(1,376,420)	394,697	(400,192)	321,439	(1,935,187)	(703,870)
Increase (decrease) in net assets resulting from operations	(1,397,060)	164,899	(237,568)	477,175	(1,475,206)	(24,206)
Distributions to shareholders
From earnings	(554,032)	(745,320)	(241,424)	(32,005)	(623,037)	(1,045,754)
From fund share transactions
Shares issued	970,331	6,317,023	817,978	6,331,932	3,191,333	2,745,725
Shares repurchased	—	—	(825,604)	(519,366)	—	—
Total from fund share transactions	970,331	6,317,023	(7,626)	5,812,566	3,191,333	2,745,725
Total increase (decrease)	(980,761)	5,736,602	(486,618)	6,257,736	1,093,090	1,675,765
Net assets
Beginning of period	24,277,003	18,540,401	6,257,736	—	26,721,081	25,045,316
End of period	$23,296,242	$24,277,003	$5,771,118	$6,257,736	$27,814,171	$26,721,081
Share activity
Shares outstanding
Beginning of period	1,150,000	850,000	230,000	—	1,225,000	1,100,000
Shares issued	50,000	300,000	30,000	250,000	150,000	125,000
Shares repurchased	—	—	(30,000)	(20,000)	—	—
End of period	1,200,000	1,150,000	230,000	230,000	1,375,000	1,225,000

[1]	Period from 12-20-22 (commencement of operations) to 4-30-23.
28	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Preferred Income ETF		U.S. High Dividend ETF
	Six months ended 10-31-23 (unaudited)	Year ended 4-30-23	Six months ended 10-31-23 (unaudited)	Period ended 4-30-23[2]
Increase (decrease) in net assets
From operations
Net investment income	$987,635	$1,168,691	$104,527	$105,275
Net realized gain (loss)	(150,559)	(1,420,037)	14,980	44,062
Change in net unrealized appreciation (depreciation)	(1,678,691)	(828,783)	(207,619)	435,428
Increase (decrease) in net assets resulting from operations	(841,615)	(1,080,129)	(88,112)	584,765
Distributions to shareholders
From earnings	(1,008,536)	(1,204,301)	(100,930)	(93,368)
From fund share transactions
Shares issued	8,396,167	21,727,785	1,707,558	7,241,376
Shares repurchased	—	(9,198,424)	(1,435,852)	(1,100,062)
Total from fund share transactions	8,396,167	12,529,361	271,706	6,141,314
Total increase	6,546,016	10,244,931	82,664	6,632,711
Net assets
Beginning of period	24,820,084	14,575,153	6,632,711	—
End of period	$31,366,100	$24,820,084	$6,715,375	$6,632,711
Share activity
Shares outstanding
Beginning of period	1,175,000	625,000	240,000	—
Shares issued	400,000	975,000	60,000	280,000
Shares repurchased	—	(425,000)	(50,000)	(40,000)
End of period	1,575,000	1,175,000	250,000	240,000

[2]	Period from 9-27-22 (commencement of operations) to 4-30-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK ETFS	29

Financial Highlights
CORPORATE BOND ETF

Period ended	10-31-23[1]	4-30-23	4-30-22	4-30-21[2]
Per share operating performance
Net asset value, beginning of period	$21.11	$21.81	$25.23	$25.00
Net investment income[3]	0.45	0.72	0.60	0.05
Net realized and unrealized gain (loss) on investments	(1.67)	(0.62)	(3.23)	0.22
Total from investment operations	(1.22)	0.10	(2.63)	0.27
Less distributions
From net investment income	(0.48)	(0.80)	(0.79)	(0.04)
Net asset value, end of period	$19.41	$21.11	$21.81	$25.23
Total return (%)[4]	(5.85)[5]	0.57	(10.77)	1.10[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$24	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.98	0.94	0.72[7]
Expenses including reductions	0.29[6]	0.29	0.29	0.29[7]
Net investment income	4.41[6]	3.45	2.39	2.27[6]
Portfolio turnover (%)	25[8]	37[8]	36	—[9]

[1]	Six months ended 10-31-23. Unaudited.
[2]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[9]	Portfolio turnover for the period is 0% due to no sales activity.
INTERNATIONAL HIGH DIVIDEND ETF

Period ended	10-31-23[1]	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$27.21	$24.91
Net investment income[3]	0.74	0.59[4]
Net realized and unrealized gain (loss) on investments	(1.81)	1.85
Total from investment operations	(1.07)	2.44
Less distributions
From net investment income	(1.05)	(0.14)
Net asset value, end of period	$25.09	$27.21
Total return (%)[5]	(4.13)[6]	9.79[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[7]	1.65[8]
Expenses including reductions	0.46[7]	0.46[8]
Net investment income	5.43[7]	6.11[4,7]
Portfolio turnover (%)	10[9]	5[9]

[1]	Six months ended 10-31-23. Unaudited.
[2]	Period from 12-20-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.08 and 0.81%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
30	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MORTGAGE-BACKED SECURITIES ETF

Period ended	10-31-23[1]	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$21.81	$22.77	$25.00
Net investment income[3]	0.39	0.84	0.38
Net realized and unrealized gain (loss) on investments	(1.49)	(0.88)	(2.22)
Total from investment operations	(1.10)	(0.04)	(1.84)
Less distributions
From net investment income	(0.48)	(0.92)	(0.39)
Net asset value, end of period	$20.23	$21.81	$22.77
Total return (%)[4]	(5.16)[5]	(0.03)	(7.43)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$27	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.97	0.93[7]
Expenses including reductions	0.39[6]	0.39	0.39[7]
Net investment income	3.64[6]	3.85	2.20[6]
Portfolio turnover (%)	11	20	33

[1]	Six months ended 10-31-23. Unaudited.
[2]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
PREFERRED INCOME ETF

Period ended	10-31-23[1]	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$21.12	$23.32	$25.00
Net investment income[3]	0.71	1.32	0.43
Net realized and unrealized gain (loss) on investments	(1.20)	(2.19)	(1.68)
Total from investment operations	(0.49)	(0.87)	(1.25)
Less distributions
From net investment income	(0.72)	(1.33)	(0.43)
Net asset value, end of period	$19.91	$21.12	$23.32
Total return (%)[4]	(2.43)[5]	(3.81)	(5.05)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$25	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.55	1.15[7]
Expenses including reductions	0.54[6]	0.54	0.54[7]
Net investment income	6.78[6]	5.93	4.57[6]
Portfolio turnover (%)	10	47[8]	15

[1]	Six months ended 10-31-23. Unaudited.
[2]	Period from 12-14-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK ETFS	31

U.S. HIGH DIVIDEND ETF

Period ended	10-31-23[1]	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$27.64	$24.95
Net investment income[3]	0.42	0.49
Net realized and unrealized gain (loss) on investments	(0.80)	2.61
Total from investment operations	(0.38)	3.10
Less distributions
From net investment income	(0.40)	(0.41)
Net asset value, end of period	$26.86	$27.64
Total return (%)[4]	(1.39)[5]	12.45[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[6]	1.56[7]
Expenses including reductions	0.34[6]	0.34[7]
Net investment income	2.96[6]	3.01[6]
Portfolio turnover (%)	12[8]	15[8]

[1]	Six months ended 10-31-23. Unaudited.
[2]	Period from 9-27-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
32	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
The investment objective of Preferred Income ETF is to seek a high level of current income, consistent with preservation of capital.
The investment objective of International High Dividend ETF and U.S. High Dividend ETF is to seek a high level of current income. Long-term growth of capital is a secondary objective for each fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	33

The following is a summary of the values by input classification of the funds’ investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$22,602,519	—	$22,602,519	—
Short-term investments	203,650	$203,650	—	—
Total investments in securities	$22,806,169	$203,650	$22,602,519	—

International High Dividend ETF
Investments in securities:
Assets
Common stocks	$5,626,963	$5,626,963	—	—
Preferred securities	88,320	88,320	—	—
Short-term investments	35,171	35,171	—	—
Total investments in securities	$5,750,454	$5,750,454	—	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$14,009,136	—	$14,009,136	—
Collateralized mortgage obligations	9,131,175	—	9,131,175	—
Asset backed securities	4,190,255	—	4,190,255	—
Short-term investments	341,541	$341,541	—	—
Total investments in securities	$27,672,107	$341,541	$27,330,566	—
Derivatives:
Liabilities
Futures	$(121,362)	$(121,362)	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities
Communication services	$1,048,271	$1,048,271	—	—
Consumer discretionary	123,331	123,331	—	—
Energy	257,072	257,072	—	—
Financials	10,014,877	10,014,877	—	—
Industrials	242,499	242,499	—	—
Real estate	397,038	397,038	—	—
Utilities	4,934,070	4,833,557	$100,513	—
Common stocks	492,857	492,857	—	—
Corporate bonds	13,348,597	—	13,348,597	—
Capital preferred securities	225,036	—	225,036	—
Short-term investments	137,856	137,856	—	—
Total investments in securities	$31,221,504	$17,547,358	$13,674,146	—

U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$6,634,341	$6,634,341	—	—
Short-term investments	94,253	94,253	—	—
Total investments in securities	$6,728,594	$6,728,594	—	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the
34	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2023, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2023 were as follows:
Fund	Commitment fee
Corporate Bond ETF	$2,053
International High Dividend ETF	2,022
Mortgage-Backed Securities ETF	2,058
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	35

Fund	Commitment fee
Preferred Income ETF	$2,057
U.S. High Dividend ETF	2,023
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2023, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2023:
	No Expiration Date
Fund	Short Term	Long Term
Corporate Bond ETF	$162,457	$798,626
International High Dividend ETF	17,510	—
Mortgage-Backed Securities ETF	265,153	212,469
Preferred Income ETF	1,247,812	150,435
U.S. High Dividend ETF	102,022	3,773
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2023, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2023, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Corporate Bond ETF	$26,516,016	$2,304	$(3,712,151)	$(3,709,847)
International High Dividend ETF	5,833,130	320,537	(403,213)	(82,676)
Mortgage-Backed Securities ETF	32,268,747	119,869	(4,837,871)	(4,718,002)
Preferred Income ETF	34,772,265	75,688	(3,626,449)	(3,550,761)
U.S. High Dividend ETF	6,501,038	601,041	(373,485)	227,556
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. International High Dividend ETF and U.S. High Dividend ETF generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income monthly. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions-in-kind, amortization and accretion on debt securities, investments in passive foreign investment companies, wash sale loss deferrals, contingent payment debt instruments and derivative transactions.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
36	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2023. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International High Dividend ETF	The fund used futures contracts to manage against changes in certain securities markets. At October 31, 2023, there were no open futures contracts.	Up to $524,000
Mortgage-Backed Securities ETF	The fund used futures contracts to manage against changes in interest rates.	From $1.0 million to $1.3 million
U.S. High Dividend ETF	The fund used futures contracts to manage against changes in certain securities markets. At October 31, 2023, there were no open futures contracts.	Up to $683,000
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at October 31, 2023 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Mortgage-Backed Securities ETF	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(121,362)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Funds’ investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2023:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
International High Dividend ETF	Equity	$5,941
Mortgage-Backed Securities ETF	Interest rate	$(50,258)
U.S. High Dividend ETF	Equity	$4,877
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2023:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Mortgage-Backed Securities ETF	Interest rate	$(173,225)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	37

Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The funds are not responsible for payment of the subadvisory fees.
Fund	Average daily net assets
Corporate Bond ETF	0.24%
International High Dividend ETF	0.39%
Mortgage-Backed Securities ETF	0.34%
Fund	Average daily net assets
Preferred Income ETF	0.49%
U.S. High Dividend ETF	0.29%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2023, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make a payment to Corporate Bond ETF, International High Dividend ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF in an amount equal to the amount by which expenses of the funds exceed 0.29%, 0.46%, 0.39%, 0.54% and 0.34%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2024 for all funds, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2023.
Fund	Expense reimbursement
Corporate Bond ETF	$72,628
International High Dividend ETF	53,806
Mortgage-Backed Securities ETF	70,039
Fund	Expense reimbursement
Preferred Income ETF	$68,186
U.S. High Dividend ETF	55,445

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2023, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Corporate Bond ETF	0.00%
International High Dividend ETF	0.00%
Mortgage-Backed Securities ETF	0.00%
Fund	Net Annual Effective Rate
Preferred Income ETF	0.02%
U.S. High Dividend ETF	0.00%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2023, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000, 10,000, 25,000, 25,000 and 10,000 shares for Corporate Bond ETF, International High Dividend ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
38	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the six months ended October 31, 2023, such variable charges were $3,188 and $20,938 for Mortgage-Backed Securities ETF and Preferred Income ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of Corporate Bond ETF, International High Dividend ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF owned 58%, 83%, 49%, 27% and 76%, respectively, of shares of the fund on October 31, 2023. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2023. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2023:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Corporate Bond ETF	$956,116	$5,841,740	—	$6,244,116
International High Dividend ETF	—	1,252,215	$623,847	616,856
Mortgage-Backed Securities ETF	—	5,866,117	—	2,985,759
Preferred Income ETF	—	11,700,162	—	2,956,983
U.S. High Dividend ETF	276,513	1,978,092	1,163,695	848,353
Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	20,372	$55,879	$2,380,681	$(2,232,875)	$(35)	—	$3,322	—	$203,650
International High Dividend ETF
John Hancock Collateral Trust	3,518	$94,864	$1,097,731	$(1,157,403)	$(20)	$(1)	$2,285	—	$35,171
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	34,166	$291,462	$6,302,041	$(6,251,919)	$(27)	$(16)	$16,681	—	$341,541
Preferred Income ETF
John Hancock Collateral Trust	13,790	$411,966	$9,751,848	$(10,025,814)	$(139)	$(5)	$16,609	—	$137,856
U.S. High Dividend ETF
John Hancock Collateral Trust	9,429	$18,765	$1,588,220	$(1,512,689)	$(38)	$(5)	$1,930	—	$94,253
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	39

Note 10—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
40	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26-29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30-June 1, 2023. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the "1940 Act”) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 26-29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	41

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
42	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee is paid by the Advisor;
(j)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	43

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
44	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2022	Fees and expenses	Comments
Corporate Bond ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund underperformed for the one-year period and for the period since March 31, 2021.
Morningstar Category – The fund underperformed the peer group median for the one-year period and for the period since March 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to the peer group median for the one-year period and for the period since March 31, 2021, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the relatively limited performance history of the fund.
Mortgage-Backed Securities ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one-year period and for the period since August 31, 2021.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since August 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-year period and for the period since August 31, 2021.
The Board also noted the relatively limited performance history of the fund.
The Board took into account management’s discussion of the fund’s expenses.
Preferred Income ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one-year period. Morningstar Category - The fund outperformed the peer group median for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-year period.
The Board also noted the relatively limited performance history of the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	45

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
The Investment Team at Manulife IM (US)
Principal distributor
Foreside Fund Services, LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
Dechert LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The funds’ proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the funds’ holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds’ Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your funds’, as well as monthly portfolio holdings, and other funds’ details available on our website at jhinvestments.com/etf or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:
jhinvestments.com/etf	John Hancock Investment Management 200 Berkeley Street Boston, MA 02116
46	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2SA 10/2023
12/2023

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	December 1, 2023
By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer
Date:	December 1, 2023